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                                  PROSPECTUS
                      CHASE VISTA(SM) CASH MANAGEMENT FUND
                                VISTA(SM) SHARES

                       INVESTMENT STRATEGY: CURRENT INCOME

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    This Prospectus explains concisely what you should know before investing.
  Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in their December 29, 1997 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call Chase Global Funds Services Company at (800) 437-9912. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                               A CRIMINAL OFFENSE.


     INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN
                  A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


 INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.
  INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF THE
                           PRINCIPAL AMOUNT INVESTED.


                  December 29, 1997, As revised March 13, 1998
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

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EXPENSE SUMMARY

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Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Fund based on expenses incurred in the most recent fiscal year by the Fund. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


                                                                              Chase Vista Cash
                                                                               Management Fund
                                                                                Vista Shares
Annual Fund Operating Expenses (as a percentage of average net assets)
           Investment Advisory Fee ........................................           0.10%
           12b-1 Fee ......................................................           n/a
           Shareholder Servicing Fee (after estimated waiver of fee)* .....           0.33%
           Other Expenses .................................................           0.16%
                                                                                      ----
           Total Fund Operating Expenses (after waivers of fees)* .........           0.59%
Examples
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:
           1 year .........................................................           $  6
           3 years ........................................................             19
           5 years ........................................................             33
           10 years .......................................................             74

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* Reflects current waiver arrangements to maintain Total Fund Operating
  Expenses at the levels indicated in the table above. Absent such waivers, the Shareholder Servicing Fee would be 0.35% and Total Fund Operating Expenses would be 0.61%. Chase has agreed to waive fees payable to it and/or reimburse expenses for a two year period commencing on May 6, 1996 to the extent necessary to prevent Total Fund Operating Expenses for Vista Shares of the Fund from exceeding 0.72% of average net assets during such period.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The example should not be considered a representation of past or future expenses or returns; actual expenses and returns may be greater or less than shown.


Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

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FINANCIAL HIGHLIGHTS


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On May 3, 1996, the Hanover Cash Management Fund merged into Chase Vista Cash
Management Fund. The table set forth below provides selected per share data and ratios for one Hanover Cash Management Fund share (the accounting survivor of the merger) outstanding through May 3, 1996 and one Vista Share of the Chase Vista Cash Management Fund outstanding for periods thereafter. This information is supplemented by financial statements and accompanying notes appearing in the Hanover Cash Management Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1995 and the Fund's Annual Report to Shareholders for the period ended August 31, 1996, which are both incorporated by reference into the SAI. Shareholders may obtain a copy of these annual reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, for the year ended August 31, 1997 and the period ended August 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Fund's Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.

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CASH MANAGEMENT FUND


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
                                                                                Year Ended
                                                             12/1/95    ---------------------------
                                         Year Ended          through
                                             8/31/97          8/31/96**     11/30/95     11/30/94
                                         -----------        ---------   ------------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...   $    1.00        $   1.00      $    1.00     $   1.00
                                         -----------        ---------   ------------    ---------
 Income from Investment
Operations:
  Net Investment Income ................       0.050            0.037          0.054        0.036
                                         -----------        ---------   ------------    ---------
 Less Distributions:
  Dividends from Net Investment
   Income ..............................       0.050            0.037          0.054        0.036
                                         -----------        ---------   ------------    ---------
Net Asset Value, End of Period .........   $   1.000        $    1.00      $    1.00     $   1.00
                                         ============       =========   ============    =========
Total Return ...........................        5.09%            3.69%          5.49%        3.62%
Ratios/Supplemental Data
 Net Assets, End of Period
  (000 omitted) ........................   $2,576,142       $1,621,212    $1,634,493    $ 990,045
 Ratio of Expenses to
  Average Net Assets# ..................         0.59%          0.60%         0.58%        0.58%
 Ratio of Net Investment
  Income to Average Net Assets# ........         4.99%          4.91%         5.35%        3.62%
 Ratio of Expenses without waivers
   and assumption of expenses to
   Average Net Assets# .................         0.62           0.63%         0.62%        0.62%
 Ratio of Net Investment Income
   without waivers and
   assumption of expenses to
   Average Net Assets ..................         4.96%          4.88%         5.31%        3.58%



                                                                                                1/17/89*
                                                                                               through
                                           11/30/93     11/30/92     11/30/91     11/30/90     11/30/89
                                           --------     --------     --------     --------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...  $    1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                          ---------    ---------    ---------    ---------    ---------
 Income from Investment
Operations:
  Net Investment Income ................      0.027        0.035        0.059        0.077        0.076
                                          ---------    ---------    ---------    ---------    ---------
 Less Distributions:
  Dividends from Net Investment
   Income ..............................      0.027        0.035        0.059        0.077        0.076
                                          ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period .........  $    1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                          =========    =========    =========    =========    =========
Total Return ...........................       2.74%        3.51%        6.01%        7.94%        7.83%
Ratios/Supplemental Data
 Net Assets, End of Period
  (000 omitted) ........................  $ 861,025    $ 560,173    $ 343,166    $ 196,103    $ 134,503
 Ratio of Expenses to
  Average Net Assets# ..................       0.61%        0.67%        0.67%        0.67%        0.67%
 Ratio of Net Investment
  Income to Average Net Assets# ........       2.70%        3.41%        5.84%        7.65%        8.62%
 Ratio of Expenses without waivers
   and assumption of expenses to
   Average Net Assets# .................       0.64%        0.72%        0.73%        0.73%        0.74%
 Ratio of Net Investment Income
   without waivers and
   assumption of expenses to
   Average Net Assets ..................       2.67%        3.36%        5.78%        7.59%        8.55%

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 * Fund commenced operations January 17, 1989.

** In 1996, the Fund changed its fiscal year end from November 30 to August 31.

 # Periods less than one year have been annualized.

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FUND OBJECTIVE AND INVESTMENT APPROACH


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CHASE VISTA CASH MANAGEMENT FUND


The Fund's objective is to provide maximum current income consistent with the preservation of capital and the maintenance of liquidity.


The Fund invests in high quality, short-term U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign corporations; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development);
(iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's advisers to meet comparable credit standing criteria; (iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less.

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INVESTMENT POLICIES


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In lieu of investing directly, the Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund invests only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category by at least two national rating organizations ("NROs") (or one NRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security. Securities in which the Fund invests may not earn as high a level of current income as long-term or lower quality securities.

The Fund purchases only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

Although the Fund seeks to be fully invested, at times it may hold uninvested cash reserves, which would adversely affect its yield.

The Fund is classified as a "diversified" fund under federal securities law.

There can be no assurance that the Fund will achieve its investment objective.

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OTHER INVESTMENT PRACTICES

The Fund may also engage in the following investment practices when consistent with its overall objectives and policies. These practices, and certain associated risks, are more fully described in the SAI.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Certain U.S. Government Obligations, such as U.S. Treasury securities and direct pass-through certificates of the Government National Mortgage Association (GNMA), are backed by the "full faith and credit" of the U.S. Government. Other U.S. Government Obligations, such as obligations of Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are not backed by the "full faith and credit" of the U.S. Government. In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD AND STAND-BY COMMITMENTS.
 The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. The Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. The Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE
AGREEMENTS. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow to buy additional securities, known as "leveraging." The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. The Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

STRIPS AND ZERO COUPON OBLIGATIONS. The Fund may invest up to 20% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligation is backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The Fund may also invest in zero coupon obligations. Zero coupon obligations are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. The value of STRIPS and zero coupon obligations tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.


FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which the Fund may invest include participation certificates and certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, the Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate the Fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments.


OTHER MONEY MARKET FUNDS. The Fund may invest up to 10% of its total assets in shares of other money market funds when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other money market funds.


PORTFOLIO TURNOVER. It is intended that the Fund will be fully managed by buying and selling securities, as well as holding securities to maturity. The frequency of the Fund's portfolio transactions will vary from year to year. In managing the Fund, the Fund's advisers will seek to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. More frequent turnover will generally result in higher transactions costs, including dealer mark-ups.

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ADDITIONAL INVESTMENT POLICIES

The Fund may also invest in the following instruments, when consistent with its overall objective and policies. These instruments, and certain associated risks, are more fully described in the SAI.


BANK OBLIGATIONS. Bank obligations include certificates of deposit, time deposits and bankers' acceptances issued or guaranteed by U.S. banks (including their foreign branches) and foreign banks (including their U.S. branches). These obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation. Foreign bank obligations involve certain risks associated with foreign investing.

ASSET-BACKED SECURITIES. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.


MUNICIPAL OBLIGATIONS. The Fund may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which it may invest. Dividends paid by this Fund that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.

SECURITIES OF FOREIGN GOVERNMENTS AND SUPRANATIONAL AGENCIES. The Fund intends to invest a substantial portion of its assets from time to time in securities of foreign governments and supranational agencies. The Fund will limit its investments in foreign government obligations to commercial paper and other short-term notes issued or guaranteed by the governments of Western Europe, Australia, New Zealand, Japan and Canada. Obligations of supranational agencies, such as the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.


CUSTODIAL RECEIPTS. The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notesor bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

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LIMITING INVESTMENT RISKS

Specific regulations and investment restrictions help the Fund limit investment risks for its shareholders. These regulations and restrictions prohibit the Fund from: (a) with certain limited exceptions, investing more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to U.S. Government Obligations; (b) investing more than 10% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry (excluding U.S. Government Obligations and bank obligations. A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (c) above and investment policies designated as fundamental above or in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

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RISK FACTORS


GENERAL. There can be no assurance that the Fund will be able to maintain a stable net asset value. Changes in interest rates may affect the value of the obligations held by the Fund. The value of fixed income securities varies inversely with changes in prevailing interest rates, although money market instruments are generally less sensitive to changes in interest rates than are longer-term securities. For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" and "Additional Investment Policies."

The Fund is permitted to invest any portion of its assets in obligations of domestic banks (including their foreign branches), and in obligations of foreign issuers. The ability to concentrate in the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.


Securities issued by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches), and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

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MANAGEMENT


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THE FUND'S ADVISERS


The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund under an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.


For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Texas Commerce Bank, National Association ("TCB") is the sub-investment adviser to the Fund under a Sub-Investment Advisory Agreement between Chase and TCB. TCB has been in the investment counselling business since 1987 and is ultimately controlled and owned by The Chase Manhattan Corporation. TCB makes investment decisions for the Fund on a day-to-day basis. For these services, TCB is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets. TCB is located at 600 Travis Street, Houston, Texas 77002.

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HOW TO BUY, SELL AND EXCHANGE SHARES


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Shares are purchased without a sales load at the net asset value next determined after the Fund receives your order in proper form on any business day during which the Federal Reserve Bank of New York and the New York Stock Exchange are open for business ("Fund Business Day"). To receive that day's dividend, Chase Global Funds Services Company or your investment representative or shareholder servicing agent must generally receive your order in proper form prior to the Fund's Cut-off Time. The Funds' Cut-off Time (Eastern time) is 2:00 p.m.


The Fund reserves the right to set an earlier Cut-off Time on any Fund Business Day on which the Public Securities Association ("PSA") recommends an early close to trading on the U.S. Government securities market. Generally, such earlier Cut-off Time will be noon (Eastern time). The PSA is the trade association that represents securities firms and banks that underwrite, trade and sell debt securities, both domestically and internationally. Orders for shares received and accepted prior to the Cut-off Time will be entitled to all dividends declared on that day. Orders received for shares after a Fund's Cut-off Time and prior to 4:00 p.m., Eastern time on the Fund Business Day will not be accepted and executed on the same day except at the Fund's discretion. Orders received and not accepted after a Fund's Cut-off Time will be considered received prior to the Fund's Cut-off Time on the following Fund Business Day and processed accordingly. Orders are in proper form only after funds are converted to federal funds. Orders paid by check and received before the Fund's Cut-off Time will generally be available for the purchase of shares the following Fund Business Day. The Fund reserves the right to reject any purchase order.

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PURCHASE OF SHARES

The minimum initial investment by a shareholder is $1,000. The minimum amount for subsequent investments is $250. The Fund reserves the right, in its sole discretion, to reject any purchase order or cease offering shares for purchase at any time.

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PURCHASE BY MAIL

Shares of the Fund may be purchased by sending a completed Subscription Agreement (included with this Prospectus or obtainable from Chase Global Funds Services Company) to "Cohen & Steers/Vista Cash Management Fund", c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798, accompanied by a check payable to the Fund in payment for the shares. Completed Subscription Agreements sent to Chase Global Funds Services Company will be forwarded to the Fund and will not be effective until received by the Fund. When purchases are made by check, redemptions will not be allowed until clearance of the purchase check, which may take 15 calendar days or longer. In the event a check used to pay for shares is not honored by a bank, the purchase order will be cancelled and the shareholder will be liable for any losses or expenses incurred by the Fund.

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PURCHASE BY WIRE

1. Telephone toll free from any continental state: (800) 437-9912. Give the name of the Fund, name(s) in which shares are to be registered, address, social security or tax identification number (where applicable), dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. A wire reference control number will be assigned.


2. Instruct the wiring bank to transmit the specified amount in federal funds ($1,000 or more) to the Custodian:

 The Chase Manhattan Bank
     One Chase Manhattan Plaza
     New York, NY 10081-1000
     ABA # 021000021
     Account: DDA # 910-2-733012
    Attn: Cohen & Steers/Chase Vista Cash Management Fund
     For further credit to: (Account name)
     Account Number:
     Wire Reference Control #:


3. Complete the Subscription Agreement located in the back of this Prospectus. Mail the Subscription Agreement to the Transfer Agent:


     Chase Global Funds Services Company
     P.O. Box 2798
     Boston, MA 02208

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AUTOMATIC INVESTMENT PLAN

The Fund's automatic investment plan (the "Plan") provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement included with this prospectus or contact your dealer. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the Fund by mail or phone.

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ADDITIONAL INVESTMENTS

An investor may add to his or her account by purchasing additional shares of the Fund by mailing a check to the Fund (payable to "Cohen & Steers/
Chase Vista Cash Management Fund") at its address set forth above under "Purchases by Mail" or by wiring funds to the Fund's custodian using the procedures set forth above under "Purchases by Wire." It is important that the account number, account name and the Fund and class of shares to be purchased are specified on the check or wire to ensure proper crediting to the investor's account.

Confirmed purchases will be done only at the discretion of the Investment
Advisor.

Purchases of shares of the Fund may also be made through registered securities dealers who have entered into selected dealer agreements with the Distributor. A dealer who agrees to process an order on behalf of an investor may charge the investor a fee for this service.

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EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of any other mutual funds within the Cohen & Steers Family of Funds and visa versa, subject to the applicable Fund sales charge, if any.


An exchange of shares pursuant to the exchange privilege may result in a shareholder realizing a taxable gain or loss for income tax purposes. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. A shareholder wishing to utilize the exchange privilege should read the prospectus of the fund whose shares are being acquired. Certain dealers may limit or prohibit the right of shareholders to utilize the exchange privilege.

The exchange privilege may be limited or terminated as to any shareholder who makes exchanges more than four times a year. The exchange privilege can be modified or revoked for all shareholders upon 60 days prior written notice. There is no charge for the exchange privilege. For additional information concerning exchanges, or to effect exchanges, contact Chase Global Fund Services Company at (800) 437-9912.


The discussion of the exchange privilege in this Prospectus supersedes the discussion of the exchange privilege in the SAI for investors purchasing shares of the Cohen & Steers/Chase Vista Cash Management Fund.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES

Upon receipt by the Fund of a request in proper form, the Fund will redeem shares at its next determined net asset value. There is no assurance that the net asset value received upon redemption will be greater than that paid by a shareholder upon purchase. The Fund will forward redemption payments only on shares for which it has collected payment.

--------------------------------------------------------------------------------

REDEMPTION BY MAIL

Shares may be redeemed by sending a written redemption request to Cohen & Steers/Chase Vista Cash Management Fund, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. The effective date of the redemption request will be when the request is received in proper form by the Fund. The redemption value of a Fund share is the net asset value per share next computed after the redemption request is received in proper form.

Payment will be made for redeemed shares as soon as practicable, but generally no later than five business days after proper receipt of redemption notification. Payment will be made by check, unless a shareholder arranges for the proceeds of redemption requests to be sent by Federal fund wire to a designated bank account.


Shareholders should contact Chase Global Funds Services Company, (800) 437-9912, to obtain further information on this service and the related charges.

--------------------------------------------------------------------------------

REDEMPTION BY TELEPHONE

Shareholders who authorize telephone redemptions in the Subscription Agreement may redeem shares by telephone instructions to Chase Global Funds Services Company which will wire or mail the proceeds of redemptions to the bank and bank account number specified in the Subscription Agreement or mail the proceeds to the address of record, except that telephone redemptions of less than $1,000 will be mailed. Any change in the bank account specified in the Application must be made in writing with a signature guarantee as described above for redemptions by mail. If an investor selects a telephone redemption privilege, the investor authorizes Chase

Global Funds Services Company to act on telephone instructions from any person representing himself or herself to be the investor or the investor's investment representative and reasonably believed by Chase Global Funds Services Company to be genuine. The Fund will require Chase Global Funds Services Company to employ reasonable procedures, such as requiring a form of personal identification, to confirm that the instructions are genuine and, if it does not follow such procedures, the Fund may be liable for losses due to unauthorized or fraudulent requests. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents nor Chase Global Funds Services Company will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult Chase Global Funds Services Company at (800) 437-9912. The telephone redemption privilege may be modified or terminated without notice.

--------------------------------------------------------------------------------

PROCESSING OF REDEMPTION ORDERS

The Fund generally sends payment for an investor's shares on the Fund Business Day after the investor's request is received in proper form, provided that the investor's request is received by the Fund prior to the Fund's Cut-off Time and assuming that the Fund has collected payment of the purchase price of such investor's shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven business days, as permitted by federal securities laws.


Sales of shares of the Fund may also be made through registered securities dealers who have entered into selected dealer agreements with the Distributor. A dealer who agrees to process an order on behalf of an investor may charge the investor a fee for this service.

With the exception of IRA or Keogh accounts, the Fund reserves the right to close an investor's account if the account has dropped below $1,000 in value for a period of three months or longer other than as a result of a decline in the net asset value per share or if an investor purchases through an automatic investment plan and fails to meet the Fund's investment minimum within a twelve-month period. Shareholders are notified at least 30 days prior to any proposed redemption and invited to add to their account if they wish to continue as a shareholder of the Fund; however the Fund does not presently contemplate making such redemptions.


Confirmed redemptions will be done only at the discretion of the Investment Advisor.

--------------------------------------------------------------------------------
HOW THE FUND VALUES ITS SHARES


--------------------------------------------------------------------------------

The net asset value of each class of shares of the Fund is currently determined daily as of 4:00 p.m., Eastern time on each Fund Business Day by dividing the net assets of a Fund attributable to such class by the number of shares of such class outstanding at the time the determination is made. Effective with the anticipated introduction of certain automated share purchase programs, the net asset value of shares of each class of the Fund available through the programs will also be determined as of 6:00 p.m., Eastern time on each Fund Business Day.


The portfolio securities of the Fund are valued at their amortized cost in accordance with federal securities laws, certain requirements of which are summarized under "Common Investment Policies." This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and the Fund will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that it will be able to do so on a continuing basis. The Board of Trustees will review the holdings of the Fund at intervals it deems appropriate to determine whether the Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based upon amortized cost. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate.

--------------------------------------------------------------------------------
HOW DIVIDENDS AND DISTRIBUTIONS ARE MADE; TAX INFORMATION


--------------------------------------------------------------------------------

The net investment income of shares of the Fund is declared as a dividend to the shareholders each Fund Business Day. Dividends are declared as of the time of day which corresponds to the latest time on that day that the Fund's net asset value is determined. Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder arranges to receive dividends in cash, dividends are distributed in the form of additional shares. Dividends that are otherwise taxable are still taxable to you whether received in cash or additional shares. Net realized short-term capital gains, if any, will be distributed at least annually. The Fund does not expect to realize net long-term capital gains.


Net investment income for the Fund consists of all interest accrued and discounts earned, less amortization of any market premium on the portfolio assets of the Fund and the accrued expenses of the Fund.


The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make distributions as it intends, the Fund will be subject to tax on all of its income and gains.


TAXATION OF DISTRIBUTIONS. All Fund distributions of net investment income will be taxable as ordinary income. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain, regardless of how long you have held your shares. The taxation of your distributions is the same whether received in cash or in shares through the reinvestment of distributions.


All ordinary income dividends and capital gains distributions are automatically reinvested at net asset value unless the Chase Global Funds Services Company receives written notice from a shareholder at least 30 days prior to the record date requesting that the distributions and dividends be distributed to the investor in cash.


To the extent distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, such distributions may be exempt from certain types of state and local taxes.

Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.


The above is only a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

--------------------------------------------------------------------------------
OTHER INFORMATION CONCERNING THE FUND


--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS


The Trust has entered into a shareholder servicing agreement with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services. The Board of Trustees has determined that the amount payable in respect of "service fees" (as defined in the NASD Rules of Fair Practice) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares of the Fund.


Shareholder servicing agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as shareholder servicing agents.


For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.


Chase and/or VFD may from time to time, at its own expense, provide compensation to certain selected dealers for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to 0.10% annually of the average net assets of a Fund attributable to shares of such Fund held by customers of such selected dealers. Such compensation does not represent an additional expense to a Fund or its shareholders, since it will be paid by Chase and/or VFD.

Chase and its affiliates and the Chase Vista Funds, affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.

--------------------------------------------------------------------------------

ADMINISTRATOR

Chase acts as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.05% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

DISTRIBUTOR AND SUB-ADMINISTRATOR

The Fund's distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase.


VFD provides certain sub-administrative services to the Fund pursuant to a distribution and sub-administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, Third Floor, New York, New York 10081.

--------------------------------------------------------------------------------

CUSTODIAN

Chase acts as the Fund's custodian and fund accountant for the Fund and receives compensation under an agreement with the Trust. Securities and cash of the Fund may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

--------------------------------------------------------------------------------

TRANSFER AGENT AND
DIVIDEND PAYING AGENT

DST Systems, Inc. located at 210 W. 10th Street, Kansas City, MO 64105 serves as the Fund's transfer agent and dividend paying agent.

--------------------------------------------------------------------------------

EXPENSES
The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

--------------------------------------------------------------------------------

ORGANIZATION AND
DESCRIPTION OF SHARES

The Fund is a portfolio of Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust in 1994 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. Fund shares will be maintained in book entry form, and no certificates representing shares owned will be issued to shareholders.


The Fund issues multiple classes of shares. This Prospectus relates only to Vista Shares of the Fund. The Fund may offer other classes of shares in addition to these classes and may determine not to offer certain classes of shares. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of the Fund's shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which would affect the relative performance of the different classes. Investors may call (800) 437-9912 to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.


The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.


Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION


--------------------------------------------------------------------------------

The Fund may advertise its annualized "yield" and its "effective yield". Annualized "yield" is determined by assuming that income generated by an investment in a Fund over a stated seven-day period (the "yield") will continue to be generated each week over a 52-week period. It is shown as a percentage of such investment. "Effective yield" is the annualized "yield" calculated assuming the reinvestment of the income earned during each week of the 52-week period. The "effective yield" will be slightly higher than the "yield" due to the compounding effect of this assumed reinvestment.


Investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. Because this performance information is based on historical earnings, it should not be considered as an indication or representation of future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater if the limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              Tax Free Income Fund


                     Vista Mutual Fund Investments offered
                            through the Gintel Group



                              Prospectus Enclosed



                                  Gintel & Co.
                            6 Greenwich Office Park
                              Greenwich, CT 06831
                                  203-622-6400


                        Chase Global Funds Services Co.
                                 P.O. Box 2798
                             Boston, MA 02208-2798
                                  800-344-3092


[SPINE]

--------------------------------------------------------------------------------

                                     Gintel

--------------------------------------------------------------------------------

                          [Logo of Chase Vista Funds]

                                  PROSPECTUS
                             TAX FREE INCOME FUND
                                    CLASS A

                  -------------------------------------------
                           INVESTMENT STRATEGY: INCOME
                  -------------------------------------------

December 29, 1997, As revised March 13, 1998

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its December 29, 1997 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call Chase Global Funds Services Company at 1-800-344-3092. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Investments in mutual funds involve risk, including the possible loss of the principal amount invested.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS



Expense Summary ...................................................................   3
 The expenses you might pay on your Fund investment, including examples

Financial Highlights ..............................................................   4
 How the Fund has performed

Fund Objectives ...................................................................   6

Investment Policies ...............................................................   6
 The kinds of securities in which the Fund invests, investment policies and techniques, and risks

Management ........................................................................  12
 Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the
 Fund's sub-adviser, and the individuals who manage the Fund

About Your Investment .............................................................  13
 Alternative sales arrangements

How to Buy, Sell and Exchange Shares ..............................................  13

How the Fund Values its Shares ....................................................  20

How Distributions Are Made; Tax Information .......................................  21
 How the Fund distributes its earnings, and tax treatment related to those earnings

Other Information Concerning the Fund .............................................  22
 Distribution plans, shareholder servicing agents, administration, custodian, expenses and organization

Performance Information ...........................................................  27
 How performance is determined, stated and/or advertised

                                 EXPENSE SUMMARY
                                 ---------------

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Fund and is, except as described below, based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                                                                                         Class A
                                                                                         Shares
                                                                                         -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) ................................................    4.50%
Maximum Deferred Sales Charge (as a percentage of the lower of original purchase price
  or redemption proceeds) ............................................................    None
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Investment Advisory Fee (after estimated waiver)* ....................................    0.14%#
12b-1 Fee (after estimated waiver)* ** ...............................................    0.00%#
Shareholder Servicing Fee (after estimated waiver)* ..................................    0.11%#
Other Expenses .......................................................................    0.50%#
                                                                                          ----
Total Fund Operating Expenses (after waiver of fee)* .................................    0.75%#
                                                                                          ====

Examples

Your investment of $1,000 would
incur the following expenses,
assuming 5% annual return:        1 Year     3 Years     5 Years     10 Years
                                  ------     -------     -------     --------
Class A Shares+ ...............   $52        $68         $85         $134

 * Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the Investment Advisory Fee, 12b-1 Fee and Shareholder
   Servicing Fee would be 0.30%, 0.25% and 0.25%, respectively, and Total
   Fund Operating Expenses would be 1.30%.
** Long-term shareholders in mutual funds with 12b-1 fees, such as Class
   A shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
 # Restated from most recent fiscal year to reflect current waiver arrangements. + Assumes deduction at the time of purchase of the maximum sales charge.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

                              FINANCIAL HIGHLIGHTS
                              --------------------

The table set forth below provides selected per share data and ratios for one Class A Share. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information in the table below, have been audited by Price Waterhouse LLP, independent accountants, located at 1177 Avenue of the Americas, New York, New York 10036, whose report is included in the Annual Report to Shareholders.

                              TAX FREE INCOME FUND
--------------------------------------------------------------------------------

                                                                               Class A
                                                       -----------------------------------------------------
                                                        Year           Year           Year          11/1/93
                                                        ended          ended          ended         through
                                                       8/31/97        8/31/96        8/31/95        8/31/94+
                                                       -------        -------        -------        --------

PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .............    $  11.84       $  11.85       $  11.70        $  12.70
                                                      --------       --------       --------        --------
Income from Investment Operations:
 Net Investment Income ...........................       0.579          0.580          0.585           0.475
 Net Gains or (Losses) in Securities
  (both realized and unrealized) .................       0.484         (0.007)         0.147          (0.847)
                                                      --------       --------       --------        --------
Total from Investment Operations .................       1.063          0.573           .732          (0.372)
                                                      --------       --------       --------        --------
Less Distributions:
 Dividends from net investment income ............       0.583          0.583          0.582           0.475
 Distributions from capital gains ................          --             --             --           0.153
                                                      --------       --------       --------        --------
Total Distributions ..............................       0.883          0.583          0.582           0.628
                                                      --------       --------       --------        --------
Net Asset Value, End of Period ...................    $  12.32       $  11.84       $  11.85        $  11.70
                                                      ========       ========       ========        ========
Total Return(1) ..................................        9.14%          4.88%          6.53%          (2.99%)
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) .........    $ 63,729       $ 70,480       $ 88,783        $ 98,054
 Ratio of Expenses to Average NetAssets ..........        0.90%          0.90%          0.85%           0.58%#
 Ratio of Net Investment Income to
 Average Net Assets ..............................        4.78%          4.83%          5.07%           4.75%#
 Ratio of Expenses without waivers and
  assumption of expenses to Average Net
  Assets .........................................        1.29%          1.46%          1.47%           1.29%#
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
  Average Net Assets .............................        4.39%          4.27%          4.45%           4.04%#
Portfolio Turnover Rate ..........................         147%           210%           233%            258%

--------------------------------------------------------------------------------



                                   Class A
-------------------------------------------------------------------------------
                              Year Ended                                9/4/87*
-------------------------------------------------------------------      to
10/31/93    10/31/92     10/31/91   10/31/90    10/31/89    10/31/88   10/31/87
--------    --------     --------   --------    --------    --------   --------


$ 11.52      $ 11.12      $10.43      $10.58      $10.63      $10.08     $10.00
-------      -------      ------      ------      ------      ------     ------

  0.662        0.731       0.727       0.723       0.756       0.738      0.059

  1.412        0.556       0.693      (0.094)      0.006       0.603      0.021
-------      -------      ------      ------      ------      ------     ------
  2.074        1.287       1.420       0.629       0.762       1.341      0.080
-------      -------      ------      ------      ------      ------     ------

  0.662        0.731       0.726       0.726       0.759       0.791         --
  0.237        0.156          --       0.055       0.053          --         --
-------      -------      ------      ------      ------      ------     ------
  0.899        0.887       0.726       0.781       0.812       0.791         --
-------      -------      ------      ------      ------      ------     ------
$ 12.70      $ 11.52      $11.12      $10.43      $10.58      $10.63     $10.08
=======      =======      ======      ======      ======      ======     ======
  18.72%       11.99%      13.98%       6.18%       7.48%      13.83%      5.41%

$83,672      $17,548      $5,425      $3,973      $3,196      $1,197     $  101
   0.23%        0.00%       0.04%       0.12%       0.00%       0.00%      0.00%#

   5.25%        6.26%       6.71%       6.86%       7.06%       7.50%      7.35%


   1.20%        2.34%       4.04%       2.50%       2.50%       2.00%      2.00%#


   4.28%        3.92%       2.71%       4.48%       4.56%       5.50%      5.35%#
    149%         266%        211%         89%        257%        422%        94%

---------------
  *Commencement of operations.
  +In 1994 the Tax Free Income Fund changed its fiscal year-end from October 31 to August 31.
(1)Total returns are calculated before taking into account effect of 4.50% sales charge.
  #Short periods less than one year have been annualized.

FUND OBJECTIVES
---------------

Tax Free Income Fund seeks to provide monthly dividends which are excluded from gross income for federal tax purposes, as well as to protect the value of its shareholders' investment, by investing primarily (i.e., at least 80% of its assets under normal conditions) in Municipal Obligations. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.


INVESTMENT POLICIES
-------------------
INVESTMENT APPROACH

The Fund invests primarily in Municipal Obligations (as defined under "Municipal Obligations"). As a fundamental policy, under normal market conditions, the Fund will have at least 80% of its assets in Municipal Obligations the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes and does not constitute a preference item which would be subject to the federal alternative minimum tax on individuals (these preference items are referred to as "AMT Items"). The Fund reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax. For temporary defensive purposes, the Fund may exceed this limitation.

The Fund's investments may include, among other instruments, fixed, variable or floating rate general obligation and revenue bonds, zero coupon securities, inverse floaters and bonds with interest rate caps. The Fund's Municipal Obligations will be rated at time of purchase at least in the category Baa, MIG-3 or VMIG-3 by Moody's Investors Service, Inc. ("Moody's"), or BBB or SP-2 by Standard & Poor's Corporation ("S&P"), or BBB or FIN-3 by Fitch Investors Service, Inc. ("Fitch") or comparably rated by another national rating organization, or, if unrated, considered by the Fund's advisers to be of comparable quality.

There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security. The Fund's advisers may adjust the average maturity of the Fund's portfolio based upon their assessment of the relative yields available on securities of different maturities and their expectations of future changes in interest rates.

The Fund is classified as a "non-diversified" fund under federal securities law. The Fund's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Fund were diversified.

For temporary defensive purposes, the Fund may invest without limitation in high quality money market instruments and repurchase agreements, the interest income from which may be taxable to shareholders as ordinary income for federal income tax purposes.

In lieu of investing directly, the Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

WHO MAY  WANT TO INVEST
The Fund may be most appropriate for investors who . . .
[bullet] Are seeking monthly tax-free income exempt from federal income tax [bullet] Are investing for mid- to long-term investment goals
[bullet] Own or plan to own other types of investments for diversification purposes
[bullet] Can assume bond market (i.e., interest rate) risk

The Fund may NOT be appropriate for investors who are unable to tolerate any up and down price changes, are investing for shorter-term goals or who are in need of higher growth potential.


MUNICIPAL OBLIGATIONS

"Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state or whether the interest thereon constitutes a preference item for purposes of the federal alternative minimum tax). These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, and may include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities, or to fund short-term cash requirements. Short-term Municipal Obligations may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes.

The two principal classifications of Municipal Obligations are general obligation and revenue obligation securities. General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Revenue obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases revenue obligation securities, the credit quality of which is directly related to the private user of the facilities.


From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental issuers such as hospitals or airports, provided, however, that the Fund may not invest more than 25% of the value of its total assets in such bonds if the issuers are in the same industry.

MUNICIPAL LEASE OBLIGATIONS. The Fund may invest in municipal lease obligations. These are participations in a lease obligation or installment purchase contract obligation and typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Fund may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purpose. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid.


OTHER INVESTMENT PRACTICES

The Fund may also engage in the following investment practices when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

MONEY MARKET INSTRUMENTS. The Fund may invest in cash or high-quality, short-term money market instruments. These may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENTS AND FORWARD AND STAND-BY COMMITMENTS. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. The Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow to buy additional securities, known as

"leveraging". The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. The Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.


STRIPS AND ZERO COUPON OBLIGATIONS. The Fund may invest up to 20% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligation is backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The Fund may also invest in zero coupon obligations. Zero coupon obligations are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. The value of STRIPS and zero coupon obligations tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which the Fund may invest include participation certificates and certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, the Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate the Fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments. The Internal Revenue Service has not ruled on whether interest on participations in floating or variable rate municipal obligations is tax exempt, and the Fund would purchase such instruments based on opinions of bond counsel.

INVERSE FLOATERS AND INTEREST RATE CAPS. The Fund may invest in inverse floaters and in securities with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates, and will be more volatile in response to interest rates changes than that of a fixed-rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than municipal securities which do not include such a structure.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in shares of other investment companies when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other investment companies.

DERIVATIVES AND RELATED INSTRUMENTS. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase its income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward interest rate contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other instruments.

There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of its advisers to forecast these factors correctly. Inaccurate forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in losses that may exceed the original investment of the Fund. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

PORTFOLIO TURNOVER. The frequency of the Fund's buy and sell transactions will vary from year to year. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly changing market conditions. High portfolio turnover rates would generally result in higher transaction costs, including brokerage commissions or dealer mark-ups, and would make it more difficult for the Fund to qualify as a registered investment company under federal tax law. See "How Distributions are Made; Tax Information."


LIMITING INVESTMENT RISKS

Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (b) investing more than 25% of its total assets in any one industry (this would apply to municipal obligations backed only by the assets and revenues of nongovernmental users, but excludes obligations of states, cities, municipalities or other public authorities). A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (b) above and investment policies designated as fundamental above or in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.


RISK FACTORS

Changes in interest rates may affect the value of the obligations held by the Fund. The value of fixed income securities varies inversely with changes in prevailing interest rates. For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" and "Municipal Obligations."

Because the Fund will invest primarily in obligations issued by states, cities, public authorities and other municipal issuers, the Fund is susceptible to factors affecting such states and their municipal issuers. A number of municipal issuers have a recent history of significant financial and fiscal difficulties. If an issuer in which the Fund invests is unable to meet its financial obligations, the income derived by the Fund and the Fund's ability to preserve capital and liquidity could be adversely affected. See the SAI for further information.

Interest on certain Municipal Obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT Items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investment by the Fund.

The Fund may invest up to 25% of its total assets in Municipal Obligations secured by letters of credit or guarantees from U.S. and foreign banks, and other foreign institutions. The dependence on banking institutions may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in the banking industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

Obligations backed by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches) and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

Because the Fund is "non-diversified," the value of its shares is more susceptible to developments affecting issuers in which the Fund invests. In addition, more than 25% of the Fund's assets may be invested in securities to be paid from revenue of similar projects, which may cause the Fund to be more susceptible to similar economic, political, or regulatory developments.


MANAGEMENT
----------
THE FUND'S ADVISERS

The Chase Manhattan Bank ("Chase") acts as the Fund's investment adviser under an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.30% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the Fund's sub-investment adviser under a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of the Fund's average daily net assets. CAM provides discretionary investment advisory services to institutional clients. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

Pamela Hunter, Vice President of Chase, has been responsible for the day-to-day management of the Fund since its inception in 1987. Ms. Hunter is part of a team providing fixed income strategy and product development. Ms. Hunter has been employed at Chase (including its predecessors) since 1980.


ABOUT YOUR INVESTMENT
---------------------

CLASS A SHARES. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."


HOW TO BUY, SELL
AND EXCHANGE SHARES
-------------------
PURCHASE OF SHARES

The minimum initial investment by a shareholder is $2,500, including IRAs and Keoghs. There is no minimum for additional investments. The Fund reserves the right, in its sole discretion, to reject any purchase order or cease offering shares for purchase at any time. No share certificates will be issued unless requested in writing. Subscriptions for shares are subject to acceptance by the Fund and are not binding until accepted.

Purchase by Mail: Shares of the Fund may be purchased by sending a completed Application (included with this Prospectus or obtainable from the Fund) to Gintel Group, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798, accompanied by a check payable to "Gintel Group" in payment for the shares. Applications sent to the Fund will be forwarded to Chase Global Funds Services Company and will not be effective until received by Chase Global Funds Services Company. Special forms are required for IRA and Keogh subscriptions and may be obtained by contacting the Fund. When purchases are made by check, redemptions will not be allowed until of the purchase check clears, which may take 15 calendar days or longer. In addition, the redemption or shares purchased through Automated Clearing House (ACH) will not be allowed until the payment clears, which may take 7 business days or longer. In the event a check used to pay for shares is not honored by a bank, the purchase order will be cancelled and the shareholder will be liable for any losses or expenses incurred by the Fund.

Purchase by Exchange: Shares of the Fund may be exchanged for shares of any other fund within the Gintel Group, to the extent such shares are offered for sale in the investor's state of residence. Before any exchange, an investor must obtain and should carefully review a copy of the current prospectus of the fund into which he or she wishes to exchange and should retain such copy for future reference. When opening an account by exchange, the new account must be established with the same name(s), address, and tax identification number as the other account and must meet that fund's minimum initial investment and other eligibility requirements. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. If an investor wishes to use the exchange feature, he or she should consult his or her investment representative or Chase Global Funds Services Company to determine if the feature is available and whether any other conditions are imposed on its use. The discussion of the exchange feature in this Prospectus supersedes the discussion of the exchange privileges in the SAI for investors purchasing shares through the Gintel Group. Purchase by exchange may be executed by either mail or telephone but in every instance must comply with the purchase and redemption procedures set forth in the Prospectus. Neither Chase Global Funds Services Company nor the Fund will be liable for acting upon such instructions, regardless of the authority or absence thereof of the person giving the instructions, or for any loss, expense, or cost arising out of any exchange by telephone, whether or not properly authorized and directed. An investor will bear the risk of loss. The staff of the Securities and Exchange Commission is currently examining whether such responsibilities may be disclaimed. The accuracy of telephone transactions should be verified immediately upon the receipt of confirmation statement.

Purchase by Wire: Investors may purchase shares by wire by first telephoning Chase Global Funds Services Company at 1-800-344-3092 for instructions and wire control number and subsequently wiring Federal funds and registration instructions to:

                            The Chase Manhattan Bank

                               New York, NY 10003

                                ABA# 0210-0002-1

                             F/B/O The Gintel Group

                              Acct. # 910-2-732980

                            Ref: Tax Free Income Fund

                                Account Number

            -------------------------------------------------------

                                 Account Name:

         -----------------------------------------------------------

Purchase by Automatic Investment: Investors may purchase shares on a regular basis, (the first, the fifteenth, or the first and fifteenth of each month), by automatically transferring a specified dollar amount ($100 minimum) from their regular checking or NOW account to their specified Gintel Group Account. Special forms are required for this automatic investment plan and may be obtained by contacting the Fund. Existing shareholders may begin the plan at any time by sending a signed letter with signature guarantee and a deposit slip or voided check.


ADDITIONAL INVESTMENTS

An investor may add to his or her account by purchasing additional shares of the same class of the Fund's shares by mailing a check to the Gintel Group (payable to "Gintel Group") at its address set forth above under "Purchases by Mail" or by wiring funds to the Fund's custodian using the procedures set forth above under "Purchases by Wire." It is important that the account number, account name and the Fund and class of shares to be purchased are specified on the check or wire to ensure proper crediting to the investor's account.


PROCESSING OF PURCHASE ORDERS

Shares are purchased at the public offering price, which is based on the net asset value next determined after the Fund's distributor receives an order in proper form. In most cases, in order for an investor to receive that day's public offering price, Chase Global Funds Services Company must generally receive the purchase order in proper form prior to the close of regular trading on the New York Stock Exchange. If an investor buys shares through his or her investment representative, the representative must have received the order before the close of regular trading on the New York Stock Exchange in order to receive that day's public offering price. Orders are in proper form only after funds are converted to Federal Funds. Orders paid by check and received before 2:00 p.m. will generally be available for the purchase of shares the following Fund Business Day.

Confirmed purchases will be done only at the discretion of the Investment
Advisor.

Purchase of shares of the Fund may also be made through registered securities dealers who have entered into selected dealer agreements with the Distributor. A dealer who agrees to process an order on behalf of an investor may charge the investor a fee for this service.

The offering price of each Fund share is the net asset value per share next computed after the subscriber's application is received by Chase Global Funds Services Company. The net asset value per share is determined by dividing the market value of the Fund's securities as of the close of trading plus any cash or other assets (including dividends and accrued interest) less all liabilities (including accrued expenses) by the number of the Fund's shares outstanding. The Fund will determine net asset value of its shares on each "Fund Business Day", which is any day the New

York Stock Exchange is open for business exclusive of national holidays.

All ordinary income dividends and capital gains distributions are automatically reinvested at net asset value unless the Chase Global Funds Services Company receives written notice from a shareholder at least 30 days prior to the record date requesting that the distributions and dividends be distributed to the investor in cash.


CLASS A SHARES

The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.


                                           Sales charge as a
                                             percentage of:
                                        ------------------------
                                                                           Amount of sales charge
Amount of transaction at                Offering       Net amount         reallowed to dealers as a
offering price($)                         Price           price         percentage of offering price
-------------------------------------   --------       ----------       ----------------------------
Under 100,000 .......................     4.50             4.71                     4.00
100,000 but under 250,000 ...........     3.75             3.90                     3.25
250,000 but under 500,000 ...........     2.50             2.56                     2.25
500,000 but under 1,000,000 .........     2.00             2.04                     1.75

There is no initial sales charge on purchases of Class A shares of $1 million or more.

The Fund's distributor pays broker-dealers commissions on net sales of Class A shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 0.75% of the amount under $2.5 million, 0.50% of the next $7.5 million, 0.25% of the next $40 million and 0.15% thereafter. The Fund's distributor may withhold such payments with respect to short-term investments.


GENERAL

You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or Chase Global Funds Services Company for details about Chase Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in the enclosed application and in the SAI. For purchase of the Funds' Class A shares made from January 1, 1998 through April 30, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Funds' distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from January 1, 1998 through April 30, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge.

Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both Chase Vista and non-Chase Vista mutual funds. With Board of Trustee approval, the money that is invested in Chase Vista Funds may be combined with the other mutual funds in the same program when determining the Plan's eligibility to buy Class A shares without a sales charge. These investments will also be included for purposes of the discount privileges and programs described above.

The Fund may sell Class A shares at net asset value without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Chase Vista Fund shares), financial institution trust departments investing an aggregate of $1 million or more in the Chase Vista Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Chase Vista Funds.

For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA or other qualified plan for which the Chase Manhattan Bank or its designee serves as trustee or custodian. No initial sales charge will apply to the purchase of the Fund's Class A shares if you are investing the proceeds of a qualified retirement plan where a portion of the plan was invested in the Chase Vista Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

Purchases of the Fund's Class A shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services. Purchases of Class A shares of the Fund may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Investors may incur a fee if they effect transactions through a broker or agent.

Purchases of the Fund's Class A shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund's distributor.

The Fund may sell Class A shares at net asset value without an initial sales charge in connection with the acquisition by the Fund of assets of an investment company or personal holding company.

The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.


REDEMPTION OF SHARES

Upon receipt by Chase Global Funds Services Company of a request in proper form, the Fund will redeem shares at its next determined net asset value. There is no assurance that the net asset value received upon redemption will be greater than that paid by a shareholder upon purchase. The Fund will forward redemption payments only on shares for which it has collected payment.

Redemption by Mail: Shares may be redeemed by sending a written redemption request to Gintel Group, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Any written request sent to the Fund will be forwarded to Chase Global Funds Services Company and the effective date of the redemption request will be when the request is received in proper form by Chase Global Funds Services Company. The redemption value of each Fund share is the net asset value per share next computed after the redemption request is received in proper form. In order to receive that day's net asset value, Chase Global Funds Services Company must receive an investor's request before the close of regular trading on the New York Stock Exchange. Where share certificates have been issued, a shareholder must endorse the certificates and include them in the redemption request. "Proper form" means that the request for redemption must include the following:

1. A letter of instruction specifying the Fund name, the account number, and the number of shares or the dollar amount to be redeemed and signed by all registered owners exactly as their names appear on the account.

2. Signatures must be guaranteed by an eligible guarantor institution as described in Rule 17Ad-15 under the Securities and Exchange Act of 1934. Such institutions include banks, brokers, securities dealers, credit unions, securities exchanges, clearing agencies and savings associations. On and after August 24, 1992, the eligible guarantor institution must be a participant in a recognized signature guarantee program such as the STAMP program of the Securities Transfer Association. Until August 24, 1992, eligible guarantor institutions previously approved by Chase Global Funds Services Company (commercial banks and members of domestic stock exchanges) will continue to be approved. Eligible guarantor institutions not previously approved by Chase Global Funds Services Company and not yet members of a recognized signature guarantee program, must make application to that company. For complete information or a copy of Chase Global Funds Services Company's signature guarantee Standards, Procedures and Guidelines, please contact the Transfer Agent at (800) 344-3092. A notary public is not an acceptable guarantor.

3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, corporations, pension and profit sharing plans and other organizations. Shareholders should contact Chase Global Funds Services Company,
(800) 344-3092, to obtain further information on the specific documentation required.

Payment will be made for redeemed shares as soon as practicable, but generally no later than five business days after proper receipt of redemption notification. Payment will be made by check, unless a shareholder arranges for the proceeds of redemption requests to be sent by Federal fund wire to a designated bank account, in which case a wire charge (currently $8.00 per wire) will be deducted from the account. Shareholders should contact Chase Global Funds Services Company, (800) 344-3092, to obtain further information on this service and the related charges.

Redemption by Telephone: Shareholders who authorize telephone redemptions in the Application may redeem shares by telephone instructions to Chase Global Funds Services Company which will wire or mail the proceeds of redemptions to the bank and bank account number specified in the Application or mail the proceeds to the address of record, except that telephone redemptions of less than $1000 will be mailed. Redemptions of $1000 or more will be charged a wire fee (currently $8.00 per wire) which will be deducted from the account. Any change in the bank account specified in the Application must be made in writing with a signature guarantee as described above for redemptions by mail. If an investor selects a telephone redemption privilege, the investor authorizes Chase Global Funds Services Company to act on telephone instructions from any person representing himself or herself to be the investor or the investor's investment representative and reasonably believed by Chase Global Funds Services Company to be genuine. The Fund will require Chase Global Funds Services Company to employ reasonable procedures, such as requiring a form of personal identification, to confirm that the instructions are genuine and, if it does not follow such procedures, the Fund may be liable for losses due to unauthorized or fraudulent requests. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents nor Chase Global Funds Services Company will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult Chase Global Funds Services Center at (800)-344-3092. The telephone redemption privilege may be modified or terminated without notice.

Automatic Redemptions: A shareholder who owns shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan. The Shareholder may request a declining balance withdrawal, a fixed dollar withdrawal, a fixed share withdrawal, or a fixed percentage withdrawal (based on the current value of the account) on a monthly, quarterly, semiannual or annual basis. When a shareholder reaches age 591/2 and begins to receive distributions from an IRA or other retirement plan invested in the Fund, the shareholder can arrange to have a regular monthly or quarterly redemptions made under Systematic Withdrawal Plan. In this case it is not necessary for the account value to be $10,000 or more. Further Information on establishing a Systematic Withdrawal Plan may be obtained by calling the Fund.


PROCESSING OF REDEMPTION ORDERS

The Fund generally sends payment for an investor's shares on the business day after the investor's request is received in proper form, assuming that the Fund has collected payment of the purchase price of such investor's shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven business days, as permitted by federal securities laws.

Sales of shares of the Fund may also be made through registered securities dealers who have entered into selected dealer agreements with the Distributor. A dealer who agrees to process an order on behalf of an investor may charge the investor a fee for this service.

With the exception of IRA or Keogh accounts, the Fund reserves the right to close an investor's account if the account has dropped below $500 in value for a period of three months or longer other than as a result of a decline in the net asset value per share or if an investor purchases through an automatic investment plan and fails to meet the Fund's investment minimum within a twelve-month period. Shareholders are notified at least 60 days prior to any proposed redemption and invited to add to their account if they wish to continue as a shareholder of the Fund; however the Fund does not presently contemplate making such redemptions.

Confirmed redemptions will be done only at the discretion of the Investment Advisor.


HOW THE FUND
VALUES ITS SHARES
-----------------

The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.


HOW DISTRIBUTIONS ARE
MADE; TAX INFORMATION
---------------------

The Fund declares dividends daily and distributes any net investment income at least monthly. The Fund distributes any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash or by ACH to a pre-established bank account while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash or by ACH. You can change your distribution option by notifying Chase Global Funds Services Company in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash or by ACH will be reinvested in shares of the same share class. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

If a check representing a Fund distribution is not cashed within a specified period, Chase Global Funds Services Company will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund. If Chase Global Funds Services Company does not receive your election, the distribution will be reinvested in the Fund. Similarly, if the Fund or Chase Global Funds Services Company sends you correspondence returned as "undeliverable," distributions will automatically be reinvested in the Fund.

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

TAXATION OF DISTRIBUTIONS. Distributions by the Fund of its tax-exempt interest income will not be subject to federal income tax. Such distributions will generally be subject to state and local taxes, but may be exempt if paid out of interest on municipal obligations of the state or locality in which the shareholder resides.

All other Fund distributions of net investment income will be taxable as ordinary income. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain, regardless of how long you have held the shares. The taxation of your distributions will be the same whether received in cash or in shares through the reinvestment of distributions.

You should carefully consider the tax implications of purchasing shares just prior to a distribution. This is because you will be taxed on the entire amount of the taxable distribution received, even though the net asset value per share will be higher on the date of such purchase as it will include the distribution amount.

Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

The above is only a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).


OTHER INFORMATION
CONCERNING THE FUND
-------------------
DISTRIBUTION PLAN

The Fund's distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A shares which provide for the payment of distribution fees at annual rates of up to 0.25% of the average daily net assets attributable to Class A shares of the Fund. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A Shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of Class A shares will be conducted generally by the Chase Vista Funds, and activities intended to promote the Fund's Class A shares may also benefit the Fund's other shares and other Chase Vista funds.

FD may provide promotional incentives to broker-dealers that meet specified targets for one or more Chase Vista Funds. These incentives may include gifts of up to $100 per person annually, an occassional meal, ticket to a sporting event or theater for entertainment for broker dealers and their guests; and payment or reimbursements for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

VFD may from time to time, pursuant to objective criteria established by it, pay additional compensation to qualifying authorized broker-dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund. In some instances, such cash compensation may be offered only to certain broker-dealers who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or the other Chase Vista Funds during a specified period of time. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by VFD out of compensation retained by it from the Fund or other sources available to it.


SHAREHOLDER SERVICING AGENTS

The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A shares of the Fund. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.

Chase may from time to time, at its own expense, provide compensation to certain selected dealers for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of such selected dealers. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by Chase.

Chase and its affiliates and the Chase Vista Funds, affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.


ADMINISTRATOR AND SUB-
ADMINISTRATOR

Chase act as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

VFD provides certain sub-administrative services to the Fund pursuant to a distribution and sub-administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, Third Floor, New York, New York 10081.


CUSTODIAN

Chase acts as the Fund's custodian and fund accountant and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.


TRANSFER AGENT AND DIVIDEND
PAYING AGENT

DST Systems, Inc. located at 210 W. 10th Street, Kansas City, MO 64105 serves as the Fund's transfer agent and dividend paying agent.


EXPENSES

The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees;

registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


ORGANIZATION AND
DESCRIPTION OF SHARES

The Fund is a portfolio of Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust in 1994 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Fund issues multiple classes of shares. This Prospectus relates to Class A shares of the Fund. The Fund may offer other classes of shares in addition to these classes and may determine not to offer certain classes of shares. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of the Fund's shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which would affect the relative performance of the different classes. Investors may call 1-800-344-3092 to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.



UNIQUE CHARACTERISTICS
OF MASTER/FEEDER
FUND STRUCTURE
--------------

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund is permitted to invest all of its investable assets in a separate registered investment company (a "Portfolio"). In that event, a shareholder's interest in the Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio would not be required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences may result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio. Under this master/feeder investment approach, whenever the Trust was requested to vote on matters pertaining to a Portfolio, the Trust would hold a meeting of shareholders of the Fund and would cast all of its votes in the same proportion as did the Fund's shareholders. Shares of the Fund for which no voting instructions had been received would be voted in the same proportion as those shares for which voting instructions had been received. Certain changes in a Portfolio's objective, policies or restrictions might require the Trust to withdraw the Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

State securities regulations generally would not permit the same individuals who are disinterested Trustees of the Trust to be Trustees of a Portfolio absent the adoption of procedures by a majority of the disinterested Trustees of the Trust reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees. The Fund will not adopt a master/feeder structure under which the disinterested Trustees of the Trust are Trustees of the Portfolio unless the Trustees of the Trust, including a majority of the disinterested Trustees, adopt procedures they believe to be reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.

If the Fund invests all of its investable assets in a Portfolio, investors in the Fund will be able to obtain information about whether investment in the Portfolio might be available through other funds by contacting the Fund at 1-800-622-4273. In the event the Fund adopts a master/feeder structure and invests all of its investable assets in a Portfolio, shareholders of the Fund will be given at least 30 days' prior written notice.

PERFORMANCE INFORMATION
-----------------------

The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares, as described in the SAI. "Yield" for each class of shares is calculated by dividing the annualized net investment income calculated pursuant to federal rules per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period. "Effective yield" is the "yield" calculated assuming the reinvestment of income earned, and will be slightly higher than the "yield" due to the compounding effect of this assumed reinvestment. "Tax equivalent yield" is the yield that a taxable fund would have to generate in order to produce an after-tax yield equivalent to the Fund's yield. The tax equivalent yield of the Fund can then be compared to the yield of a taxable fund. Tax equivalent yields can be quoted on either a "yield" or "effective yield" basis.

"Total return" for the one-, five- and ten-year periods (or since inception, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or without reflecting sales charges. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                              Tax Free Income Fund



                               Investment Advisor
                              Chase Manhattan Bank

                                  Distributor
                         Vista Fund Distributors, Inc.

                     Dealer and Shareholder Servicing Agent
                                  Gintel & Co.

                          Shareholder Processing Agent
                      Chase Global Funds Services Company


                    Mutual Fund offered through Gintel & Co.

                                  Gintel Fund
                   (managed by Gintel Asset Management, Inc.)


                           Federal Money Market Fund
                       Cash Management Money Market Fund
                           U.S. Treasury Income Fund
                              Tax Free Income Fund
                (portfolios of the Vista Family of Mutual Funds)

                            [CHASE VISTA FUNDS LOGO]

                                   PROSPECTUS
                             PRIME MONEY MARKET FUND
                              CLASS B AND C SHARES

                       -----------------------------------
                       INVESTMENT STRATEGY: CURRENT INCOME
                       -----------------------------------

December 29, 1997,  As revised March 13, 1998

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its December 29, 1997 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Chase Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

Investors should be aware that Class B shares of the Fund are made available for exchange purposes only and that the yield on Class B and Class C shares will be substantially lower than other classes of shares of the Fund. Class B and Class C shares of the Fund carry the same 0.75% distribution fee as other Vista Class B and Class C shares.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

 Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Investments in mutual funds involve risk, including the possible loss of the principal amount invested.

                                TABLE OF CONTENTS



Expense Summary ...................................................................   3
 The expenses you pay on your Fund investment, including examples
Financial Highlights ..............................................................   5
 The Fund's financial history
Fund Objective and Investment Approach ............................................   6
Other Investment Practices ........................................................   6
Management ........................................................................  11
 Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the
  Fund's sub-adviser
About Your Investment .............................................................  11
How to Buy, Sell and Exchange Shares ..............................................  12
How the Fund Values Its Shares ....................................................  17
How Dividends and Distributions Are Made; Tax Information .........................  17
 How the Fund distributes its earnings, and tax treatment related to those earnings
Other Information Concerning the Fund .............................................  18
 Distribution plans, shareholder servicing agents, administration, custodian, expenses and organization
Performance Information ...........................................................  22
 How performance is determined, stated and/or advertised

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.



                                                                         Class B        Class C
SHAREHOLDER TRANSACTION EXPENSES                                          Shares         Shares
                                                                           ----          ----
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) ..................................   None           None
Maximum Deferred Sales Charge
  (as a percentage of the lower of original purchase price or redemption
  proceeds)* ...........................................................   5.00%          1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fee ................................................   0.10%          0.10%
12b-1 Fee ** ...........................................................   0.75%          0.75%+
Shareholder Servicing Fee (after estimated waiver)*** ..................   0.00%          0.25%+
Other Expenses (after estimated waiver and reimbursement)*** ...........   0.40%          0.40%
                                                                           ----          -----
Total Fund Operating Expenses (after waiver of fee and
  expense reimbursement) *** ...........................................   1.25%          1.50%
                                                                           ====          =====


EXAMPLES
  Your investment of $1,000 would
  incur the following expenses,
  assuming 5% annual return:             1 Year   3 Years   5 Years   10 Years
                                         -------  -------   -------   ---------
Class B Shares:
  Assuming complete redemption at the end
   of the period++ ......................   $65     $73       $93       $151
 Assuming no redemptions ................   $13     $40       $69       $151
Class C Shares:
  Assuming complete redemption at the end
   of the period++ ......................   $26     $47       $82       $179
 Assuming no redemptions ................   $15     $47       $82       $179

* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. The maximum deferred sales charge on Class C shares applies to redemptions during the first year after purchase; the charge is 1% during the first year and zero thereafter. See "How to Buy, Sell and Exchange Shares."
** Long-term shareholders in mutual funds with 12b-1 fees, such as Class B and Class C shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
*** Reflects current fee waiver and expense subsidy arrangments to maintain
    Total Fund Operating Expenses at the level indicated in the table above. Absent such arrangements, the Shareholder Servicing Fee would be 0.25% and Total Fund Operating Expenses would be 1.50% for Class B shares.
+ Beginning with the 13th month following the purchase of Class C shares by their customers, broker-dealers receive payments at an annual rate of 1.00% of the average daily net asset value of the Class C shares invested in the Fund by their customers, consisting of a 12b-1 distribution fee at an annual rate of 0.75% of such assets and a service fee at an annual rate of 0.25% of such assets.
++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The example should not be considered a representation of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund".

                              FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Class B Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this Annual Report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders.


                             PRIME MONEY MARKET FUND

                                                                                Class B Shares
                                                              --------------------------------------------------
                                                                Year         Year        Year        4/21/94*
                                                               ended         ended       ended       through
                                                               8/31/97      8/31/96     8/31/95      8/31/94**
                                                              ---------     -------     -------      --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period ........................  $  1.00     $  1.00     $  1.00      $   1.00
                                                              ---------    --------    --------     ---------
 Income from Investment Operations:
  Net investment income .....................................     0.043       0.042       0.043         0.011
 Net Realized Loss on Securities ............................        --          --     ( 0.003)           --
                                                              ---------    --------    --------     ---------
 Total Income from Investment Operations ....................     0.043       0.042       0.040         0.011
                                                              ---------    --------    --------     ---------
 Voluntary Capital Contribution .............................        --          --       0.003            --
                                                              ---------    --------    --------     ---------
Less Distributions:
 Dividends from Net Investment Income .......................     0.043       0.042       0.043         0.011
                                                              ---------    --------    --------     ---------
Net Asset Value, End of Period ..............................  $   1.00     $  1.00     $  1.00      $   1.00
                                                              =========    ========    ========     =========
Total Return ................................................      4.33%       4.25%       4.37%         1.11%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ....................  $ 10,269    $ 15,667    $  4,880     $   1,452
 Ratio of Expenses to Average Net Assets # ..................      1.35%       1.47%       1.47%         1.47%
 Ratio of Net Investment Income to Average Net Assets # .....      4.27%       4.17%       4.33%         2.96%
 Ratio of Expenses without waivers and assumption
   of expenses to Average Net Assets # ......................      1.53%       1.71%       2.53%         1.67%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets # ..... .....      4.09%       3.93%       3.27%         2.76%

*   Commencement of offering shares.
** In 1994 the Prime Money Market Fund changed its fiscal year-end from October 31 to August 31.
#   Short periods have been annualized.

FUND OBJECTIVE AND
INVESTMENT APPROACH

The Fund's objective is to provide maximum current income consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in high quality, short-term U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign corporations; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development); (iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's advisers to meet comparable credit standing criteria;
(iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements. The dollar weighted average maturity of the Fund will be 60 days or less.

In lieu of investing directly, the Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Fund is classified as a "diversified" fund under federal securities law.



OTHER INVESTMENT
PRACTICES

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund invests only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category by at least two national rating organizations ("NROs") (or one NRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security. Securities in which the Fund invests may not earn as high a level of current income as long-term or lower quality securities.

The Fund purchases only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations. Although the Fund seeks to be fully invested, at times it may hold uninvested cash reserves, which would adversely affect its yield.

There can be no assurance that the Fund will achieve its investment objective.

The Fund may also engage in the following investment practices, when consistent with its overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Certain U.S. Government Obligations, such as U.S. Treasury securities and direct pass-through certificates of the Government National Mortgage Association (GNMA), are backed by the "full faith and credit" of the U.S. Government. Other U.S. Government Obligations, such as obligations of Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are not backed by the "full faith and credit" of the U.S. Government. In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD AND STAND-BY
COMMITMENTS. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. The Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. The Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involve a risk of loss if the value of the securities declines prior to the settlement date. The Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS.
The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow to buy additional securities, known as "leveraging." The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. The Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

STRIPS AND ZERO COUPON OBLIGATIONS. The Fund may invest up to 20% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligation is backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The Fund may also invest in zero coupon obligations. Zero coupon obligations are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. The value of STRIPS and zero coupon obligations tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which the Fund may invest include participation certificates and certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, the Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate the Fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments.

OTHER MONEY MARKET FUNDS.
The Fund may invest up to 10% of its total assets in shares of other money market funds when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other money market funds.

BANK OBLIGATIONS. Bank obligations include certificates of deposit, time deposits and bankers' acceptances issued or guaranteed by U.S. banks (including their foreign branches) and foreign banks (including their U.S. branches). These obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation. Foreign bank obligations involve certain risks associated with foreign investing.

ASSET-BACKED SECURITIES.
Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

MUNICIPAL OBLIGATIONS. The Fund may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which it may invest. Dividends paid by the Fund that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.

SECURITIES OF FOREIGN GOVERNMENTS AND SUPRANATIONAL AGENCIES.
The Fund intends to invest a substantial portion of its assets from time to time in securities of foreign governments and supranational agencies. The Fund will limit its investments in foreign government obligations to the commercial paper and other short-term notes issued or guaranteed by the governments of Western Europe, Australia, New Zealand, Japan and Canada. Obligations of supranational agencies, such as the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.

CUSTODIAL RECEIPTS. The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

PORTFOLIO TURNOVER. It is intended that the Fund will be fully managed by buying and selling securities, as well as holding securities to maturity. The frequency of the Fund's portfolio transactions will vary from year to year. In managing the Fund, the Fund's advisers will seek to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. More frequent turnover will generally result in higher transactions costs, including dealer mark-ups.

LIMITING INVESTMENT RISKS
Specific regulations and investment restrictions help the Fund limit investment risks for shareholders. These regulations and restrictions prohibit the Fund from: (a) with certain limited exceptions, investing more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to U.S. Government Obligations held by the Fund); (b) investing more than 10% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry (excluding U.S. Government Obligations and bank obligations). A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (c) above and investment policies designated as fundamental above or in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.


RISK FACTORS
There can be no assurance that the Fund will be able to maintain a stable net asset value. Changes in interest rates may affect the value of the obligations held by the Fund. The value of fixed income securities varies inversely with changes in prevailing interest rates, although money market instruments are generally less sensitive to changes in interest rates than are longer-term securities. For certain other risks associated with the Fund's additional investment activities, see the above discussion of those activities.

The Fund is permitted to invest any portion of its assets in obligations of domestic banks (including their foreign branches), and in obligations of foreign issuers. The ability to concentrate in the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

Securities issued by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of domestic obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches) and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.


MANAGEMENT

THE FUND'S ADVISERS
The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund under an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund under a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets. CAM provides discretionary investment advisory services to institutional clients. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.



ABOUT YOUR INVESTMENT

CLASS B SHARES. Investors should be aware that Class B shares of the Fund are made available only for purposes of exchanges from Class B shares of other Chase Vista funds. Class B shares are subject to an annually declining contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. However, no contingent deferred sales charge is imposed on the Class B shares being disposed of in an exchange into the Fund.

CLASS C SHARES. Class C shares redeemed within one year after purchase are subject to a CDSC equal to 1% of the lesser of their original cost or the net asset value at the time of the redemption. If you hold your shares for one year or more, you will receive the entire net asset value of your shares upon redemption. As in the case of Class B shares, no contingent deferred sales charge is imposed on the Class C shares being disposed of in an exchange into the Fund.

HOW TO BUY, SELL AND EXCHANGE SHARES
HOW TO BUY SHARES
Class B shares of the Fund may only be acquired via exchange from Class B shares of another Chase Vista fund and only if the account registrations are identical. Class C shares of the Fund may be acquired by purchase as well as via exchange from Class C shares of another Chase Vista fund where the account registrations are identical.

You can open an account in Class C shares of the Fund with as little as $2,500 (or $1,000 for IRAs, SEP-IRAs and the Systematic Investment Plan). Additional investments can be made at any time with as little as $100. You can buy Class C shares three ways--through an investment representative or shareholder servicing agent, through the Funds' distributor by calling the Chase Vista Service Center, or through the Systematic Investment Plan.

All purchases of Class C shares made by check should be in U.S. dollars and made payable to the Chase Vista Funds. Third party checks, credit cards and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the purchase check clears, which may take 15 calendar days or longer. In addition, the redemption of shares purchased through Automated Clearing House (ACH) will not be allowed until your payment clears, which may take 7 business days or longer. In the event a check used to pay for shares is not honored by a bank, the purchase order will be cancelled and the shareholder will be liable for any losses or expenses incurred by a Fund. For purchases by wire, if federal funds are not received by the Chase Vista Service Center by 4:00 Eastern time on the day of the purchase order, the order will be canceled.


Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.
BUYING CLASS C SHARES THROUGH THE FUNDS' DISTRIBUTOR. Complete and return the enclosed application and your check in the amount you wish to invest to the Chase Vista Service Center.

BUYING CLASS C SHARES THROUGH THE SYSTEMATIC INVESTMENT PLAN. You can make regular investments of $100 or more per transaction through automatic periodic deduction from your bank savings or checking account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete
Section 8 of the account application. Current shareholders may begin the Plan at any time by sending a signed letter and a deposit slip or voided check to the Chase Vista Service Center. Call the Chase Vista Service Center at 1-800-34-VISTA for complete instructions.

BUYING CLASS C SHARES THROUGH AN INVESTMENT REPRESENTATIVE OR SHAREHOLDER SERVICING AGENT. Class C shares of the Funds may be purchased through a shareholder servicing agent (i.e., a financial institution, such as a bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Funds) or by customers of brokers or certain financial institutions which have entered into Selected Dealer Agreements with the Funds' distributor. An investor may purchase Class C shares by authorizing his shareholder servicing agent or investment representative to purchase shares on his behalf through the Funds' distributor. Shareholder servicing agents may offer additional services to their customers, including customized procedures for the purchase and redemption of Vista Shares, such as pre-authorized or systematic purchase and withdrawal programs and "sweep" checking programs. For further information, see "Other Information Concerning the Funds" in this prospectus and the SAI.

Class B and Class C shares of the Fund are sold by the Fund's distributor without an initial sales load at the net asset value next determined after your exchange order is received in proper form on any business day during which the Federal Reserve Bank of New York and the New York Stock Exchange are open for business ("Fund Business Day"). To receive that day's dividend, the Chase Vista Service Center or your investment representative or shareholder servicing agent must generally receive your order in proper form prior to the Fund's Cut-off Time, which is 2:00 p.m., Eastern time. The Fund reserves the right to set an earlier Cut-off Time on any Fund Business Day on which the Public Securities Association ("PSA") recommends an early close to trading on the U.S. Government securities market. Generally, such earlier Cut-Off Time will be noon (Eastern time). The PSA is the trade association that represents securities firms and banks that underwrite, trade and sell debt securities, both domestically and internationally. Orders for shares received and accepted prior to the cut-off time will be entitled to all dividends declared on that day. Orders for shares received after the Fund's Cut-off Time and prior to 4:00 p.m., Eastern time on any Fund Business Day will not be accepted and executed on the same day except at the Fund's discretion. Orders received and not accepted after the Fund's Cut-off Time will be considered received prior to the Fund's Cut-off Time on the following Fund Business Day and processed accordingly. Orders for Class C shares are in proper form only after funds are converted to federal funds. Orders for Class C shares paid by check and received before the cut-off time will generally be available for the purchases of shares the following Fund Business Day. The Fund reserves the right to reject any purchase order.

If you are considering exchanging shares shortly after purchase, you should pay for those shares with a certified check to avoid any delay in exchange. To eliminate the need for safekeeping, the Fund will not issue certificates for your Class C shares unless you request them. Due to the conversion feature of Class B shares, certificates for Class B shares will not be issued and all Class B shares will be held in book entry form.

                                Class B Shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and
(ii) shares otherwise exempt from the CDSC, as described below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or purchase price of shares being redeemed.


Year      1      2      3      4      5      6      7      8+
------   ----   ----   ----   ----   ----   ----   ----   ---
CDSC      5%     4%     3%     3%     2%     1%     0%     0%

In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. The holding period of Class B shares of the Fund will be calculated from the date that the Class B shares were initially acquired in one of the other Chase Vista funds. Those Class B shares being redeemed will be considered to represent capital appreciation or dividend and capital gain distribution reinvestments in other funds (if applicable) and then shares held for the longest period of time. As a result, the CDSC imposed should be the lowest possible rate. When a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For further information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares."

The CDSC will be waived on redemption of Class B shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established. The SAI contains additional information about CDSC waivers.



                                 Class C Shares

Class C shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within one year after purchase. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the purchase price of shares being redeemed.

In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. The holding period of Class C shares of the Fund will be calculated from the date that the Class C shares were initially acquired in one of the other ChaseVista funds. Those Class C shares being redeemed will be considered to represent capital appreciation or dividend and capital gain distribution reinvestments in other funds (if applicable) and then shares held for the longest period of time. As a result, the CDSC imposed should be the lowest possible rate. When a share that has appreciated in value is redeemed during the

CDSC period, a CDSC is assessed only on its initial purchase price. For further information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares."

HOW TO SELL SHARES
You can sell your Fund shares on any Fund Business Day either directly or through your investment representative or shareholder servicing agent. The Fund will only forward redemption payments on shares for which it has collected payment of the purchase price.

SELLING SHARES DIRECTLY TO THE FUND. Send a signed letter of instruction to the Chase Vista Service Center. The price you receive is the next net asset value calculated after the Fund receives your request in proper form, less any applicable CDSC.

SIGNATURE GUARNATEES. If you want your redemption proceeds sent to an address other than your address as it appears on Chase Vista's records, a signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Chase Vista Service Center for details.

DELIVERY OF PROCEEDS. The Fund generally sends you payment for your shares the Fund Business Day after your request is received in proper form, provided your request is received by the Chase Vista Service Center prior to the Fund's Cut-off Time, and assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven business days, as permitted by federal securities laws.

TELEPHONE REDEMPTIONS.
You may use Chase Vista's Telephone Redemption Privilege to redeem shares from your account unless you have notified the Chase Vista Service Center of an address change within the preceding 30 days. Telephone redemption requests in excess of $25,000 will only be made by wire to a bank account on record with the Fund. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

The Chase Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Vista Service Center.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Chase Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, or contact your investment representative or shareholder servicing agent. The Telephone Redemption Privilege may be modified or terminated without notice.

SYSTEMATIC WITHDRAWAL PLAN. Make regular withdrawals of $100 or more monthly, quarterly or semi-annually. Call the Chase Vista Service Center at 1-800-34-VISTA for complete instructions.
SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE OR YOUR SHAREHOLDER SERVICING AGENT. Your investment representative or your shareholder servicing agent must receive your request before the Fund's Cut-off Time to receive that day's net asset value. Your representative will be responsible for furnishing all necessary documentation to the Chase Vista Service Center, and may charge you for its services.

INVOLUNTARY REDEMPTION OF ACCOUNTS. The Fund may involuntarily redeem your shares if the aggregate net asset value of the shares in your account is less than $500 due to redemptions. In the event of any such redemption, you will receive at least 60 days' notice prior to the redemption. In the event the Fund redeems Class B or Class C shares pursuant to this provision, no CDSC will be imposed.


HOW TO EXCHANGE YOUR SHARES
You can exchange your shares for shares of the same class of certain other Chase Vista funds at net asset value beginning 15 days after purchase, subject to any minimum investment requirement. Not all Chase Vista funds offer all classes of shares. The prospectus of the other Chase Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

EXCHANGING BY PHONE. A Telephone Exchange Privilege is currently available. Call the Chase Vista Service Center for procedures for telephone transactions. Ask your investment representative or the Chase Vista Service Center for prospectuses of other Chase Vista funds. Shares of certain Chase Vista funds are not available to residents of all states.

EXCHANGE PARAMETERS. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Chase Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving the Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Chase Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.



HOW THE FUND
VALUES ITS SHARES

The net asset value of each class of the Fund's shares is currently determined daily as of 4:00 p.m., Eastern time on each Fund Business Day by dividing the net assets of the Fund attributable to such class by the number of shares of such class outstanding at the time the determination is made. Effective with the anticipated introduction of certain automated share purchase programs, the net asset value of shares of each class of the Fund will also be determined as of 6:00 p.m., Eastern time on each Fund Business Day if the Fund is available through these programs.

The portfolio securities of the Fund are valued at their amortized cost in accordance with federal securities laws, certain requirements of which are summarized under "Other Investment Practices." This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price the Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share will remain constant at $1.00 and the Fund will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that it will be able to do so on a continuing basis. The Board of Trustees will review the holdings of the Fund at intervals it deems appropriate to determine whether the Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based upon amortized cost. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate.



HOW DIVIDENDS AND
DISTRIBUTIONS ARE
MADE; TAX INFORMATION

The net investment income of each class of shares of the Fund is declared as a dividend to the shareholders on each Fund Business Day. Dividends are declared as of the time of day which corresponds to the latest time on that day that the Fund's net asset value is determined. Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder arranges to receive dividends in cash or by ACH to a pre-established bank account, dividends are distributed in the form of additional shares.

Dividends that are otherwise taxable are still taxable to you whether received in cash or additional shares. Net short-term capital gain, if any, will be distributed at least annually. The Fund does not expect to realize net long-term capital gains.

Net investment income for the Fund consists of all interest accrued and discounts earned less, amortization of any market premium on the portfolio assets of the Fund, and the accrued expenses of the Fund.

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make distributions as it intends, the Fund will be subject to tax on all of its income and gains.

All Fund distributions of net investment income will be taxable as ordinary income. Such distributions will generally be subject to state and local taxes, but may be exempt if paid out of interest on municipal obligations of the state or locality in which you reside. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain, regardless of how long you have held your shares. The taxation of your distribution is the same whether received in cash or in shares through the reinvestment of distributions.

To the extent distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, such distributions may be exempt from certain types of state and local taxes.

Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

The above is only a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).



OTHER INFORMATION
CONCERNING THE FUND

DISTRIBUTION PLANS
The Fund's distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Fund has adopted a Rule 12b-1 distribution plan for Class B and Class C shares which provides that the Fund will pay distribution fees at annual rates of up to 0.75% of the average daily net assets attributable to its Class B and Class C shares, respectively. Payments under the distribution plan shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class B and Class C shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of the Class B shares or 0.75% of the net asset value of the Class C shares invested in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of Class B and Class C shares will be conducted generally by the Chase Vista Funds, and activities intended to promote the Fund's Class B and Class C shares may also benefit the Fund's other shares and other Chase Vista funds.

VFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Chase Vista Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.


SHAREHOLDER SERVICING AGENTS
The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class B or Class C shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

Shareholder servicing agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as shareholder servicing agents.

For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.


Chase and/or VFD may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of such shareholder servicing agents. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by Chase and/or VFD.

Chase and its affiliates and the Chase Vista Funds, affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.


ADMINISTRATOR AND
SUB-ADMINISTRATOR
Chase acts as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.05% of the Fund's average daily net assets.

VFD provides certain sub-administrative services to the Fund pursuant to a distribution and sub-administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, Third Floor, New York, New York 10081.


CUSTODIAN
Chase acts as the Fund's custodian and fund accountant and receives compensation under an agreement with the Trust. Securities and cash of the Fund may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.


EXPENSES
The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


ORGANIZATION AND
DESCRIPTION OF SHARES
The Fund is a portfolio of Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust in 1994 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. Fund shares will be maintained in book entry form, and no certificates representing shares owned will be issued to shareholders.


The Fund issues multiple classes of shares. This Prospectus relates only to Class B and Class C shares of the Fund. The Fund may offer other classes of shares in addition to these classes and may determine not to offer certain classes of shares. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of the Fund's shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.



PERFORMANCE INFORMATION

The Fund may advertise its annualized "yield" and its "effective yield". Annualized "yield" is determined by assuming that income generated by an investment in the Fund over a stated seven-day period (the "yield") will continue to be generated each week over a 52-week period. It is shown as a percentage of such investment. "Effective yield" is the annualized "yield" calculated assuming the reinvestment of the income earned during each week of the 52-week period. The "effective yield" will be slightly higher than the "yield" due to the compounding effect of this assumed reinvestment.

Investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. Because this performance information is based on historical earnings, it should not be considered as an indication or representation of future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater if the limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                 MAKE THE MOST OF YOUR CHASE VISTA PRIVILEGES

The following services are available to you as a Chase Vista Fund shareholder.

[bullet] SYSTEMATIC INVESTMENT PLAN--Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

[bullet] SYSTEMATIC WITHDRAWAL PLAN--Make regular withdrawals of $50 or more
         ($100 or more for Class B and Class C accounts) monthly, quarterly or semiannually. A minimum account balance of $5,000 is required to establish a systematic withdrawal plan for Class A accounts.

[bullet] SYSTEMATIC EXCHANGE--Transfer assets automatically from one Chase
         Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

[bullet] FREE EXCHANGE PRIVILEGE--Exchange money between Chase Vista Funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
         Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

[bullet] REINSTATEMENT PRIVILEGE--Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

         Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B and Class C shares.


For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Chase Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392


TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105


LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036



[CHASE VISTA FUNDS LOGO]
P.O. Box 419392
Kansas City, MO 64141-6392
                                                                     VPRMB-1-398

                            [CHASE VISTA FUNDS LOGO]

                                  PROSPECTUS
                         NEW YORK TAX FREE INCOME FUND
                             CLASS A AND B SHARES

                           INVESTMENT STRATEGY: INCOME

December 29, 1997, As revised March 13, 1998

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its December 29, 1997 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Chase Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Investments in mutual funds involve risk, including the possible loss of the principal amount invested.

                     (This Page Intentionally Left Blank)

                                TABLE OF CONTENTS

Expense Summary .............................................................  4
 The expenses you might pay on your Fund investment, including examples

Financial Highlights ........................................................  6
 How the Fund has performed

Fund Objectives .............................................................  8

Investment Policies .........................................................  8
 The kinds of securities in which the Fund invests, investment policies and techniques, and risks

Management .................................................................. 15
 Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund

About Your Investment ....................................................... 15
 Alternative sales arrangements

How to Buy, Sell and Exchange Shares ........................................ 16

How the Fund Values Its Shares .............................................. 23

How Distributions Are Made; Tax Information ................................. 23
 How the Fund distributes its earnings, and tax treatment related to those earnings

Other Information Concerning the Fund ....................................... 25
 Distribution plans, shareholder servicing agents, administration, custodian, expenses and organization

Performance Information ..................................................... 29
 How performance is determined, stated and/or advertised

Make the Most of Your Chase Vista Privileges ................................ 31

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Fund and is, except as described below, based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                                                            Class A      Class B
                                                            Shares       Shares
                                                            -------      -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) ....................  4.50%        None
Maximum Deferred Sales Charge
  (as a percentage of the lower of original
  purchase price or redemption proceeds)* ................  None         5.00%
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fee (after estimated waiver)** .......  0.24%#       0.24%#
12b-1 Fee (after estimated waiver, where indicated)*** ...  0.00%**#     0.75%
Shareholder Servicing Fee (after estimated waiver,
  where indicated) .......................................  0.11%**#     0.25%
Other Expenses ...........................................  0.40%#       0.40%#
                                                            -----        ----
Total Fund Operating Expenses (after waiver of fee)** ....  0.75%#       1.64%
                                                            =====        ====


EXAMPLES
Your investment of $1,000 would
incur the following expenses,
assuming 5% annual return:                 1 Year   3 Years   5 Years   10 Years
                                           ------   -------   -------   --------
Class A Shares+ .........................    $52      $68       $ 85      $134
Class B Shares:
  Assuming complete redemption at the end
   of the period++ +++ ..................    $67      $82       $109      $175
  Assuming no redemptions +++ ...........    $17      $52       $ 89      $175

* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. See "How to Buy, Sell and Exchange Shares."

** Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the Investment Advisory Fee would be 0.30% for Class A and Class B shares, the 12b-1 Fee and Shareholder Servicing Fee would be 0.25% for Class A shares, and Total Fund Operating Expenses would be 1.20% and 1.70% for Class A and Class B shares, respectively.

*** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A and Class B shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

# Restated from most recent fiscal year to reflect current waiver arrangements.

+   Assumes deduction at the time of purchase of the maximum sales charge.

++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.

+++ Ten-year figures assume conversion of Class B shares to Class A shares at the beginning of the ninth year after purchase. See "How to Buy, Sell and Exchange Shares."

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

                             FINANCIAL HIGHLIGHTS


The table set forth below provides selected per share data and ratios for one Class A Share and one Class B Share. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report is included in the Annual Report to Shareholders.


                         NEW YORK TAX FREE INCOME FUND
--------------------------------------------------------------------------------

                                                                                           Class A
                                                        ----------------------------------------------------------------------------
                                                                      Year ended                 11/1/93          Year ended
                                                        -----------------------------------      through      ---------------------
                                                        8/31/97      8/31/96        8/31/95     8/31/94+      10/31/93     10/31/92
                                                        --------     --------      --------     --------      --------     --------
PER SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Period ...............    $  11.39     $  11.47      $  11.30     $  12.27      $  11.18     $  11.24
                                                        --------     --------      --------     --------      --------     --------
Income from Investment Operations:
 Net Investment Income .............................       0.555        0.555         0.570        0.473         0.592        0.473
 Net Gains or (Losses) in Securities
   (both realized and unrealized) ..................       0.432       (0.077)        0.167       (0.688)        1.281        0.274
                                                        --------     --------      --------     --------      --------     --------
 Total from Investment Operations ..................       0.987        0.478         0.737       (0.215)        1.873        0.747

Less Distributions:
 Dividends from Net Investment Income ..............       0.554        0.558         0.567        0.472         0.591        0.473
 Distributions from Capital Gains ..................       0.023           --            --        0.283         0.194        0.334
                                                        --------     --------      --------     --------      --------     --------
 Total Distributions ...............................       0.577        0.558         0.567        0.755         0.785        0.807
                                                        --------     --------      --------     --------      --------     --------
Net Asset Value, End of Period .....................    $  11.80     $  11.39      $  11.47     $  11.30      $  12.27     $  11.18
                                                        ========     ========      ========     ========      ========     ========
Total Return(1) ....................................        8.85%        4.20%         6.82%       (1.81%)       17.31%        8.57%

Ratios/Supplemental Data Net Assets,
 End of Period (000 omitted) .......................    $ 83,208     $ 96,102      $104,168     $103,113      $120,809     $ 48,420
 Ratio of Expenses to Average Net Assets# ..........        0.90%        0.90%         0.85%        0.76%         0.75%        0.75%
 Ratio of Net Investment Income to
 Average# ..........................................        4.77%        4.76%         5.11%        4.89%         4.86%        5.74%
 Net Assets Ratio of Expenses without
  waivers and assumption of expenses to
  Average Net Assets# ..............................        1.18%        1.27%         1.37%        1.25%         1.11%        1.41%
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
  Average Net Assets# ..............................        4.49%        4.39%         4.59%        4.40%         4.50%        5.08%
Portfolio Turnover Rate ............................         107%         156%          122%         162%          150%         280%




                                                            Class A                                        Class B
                                         -------------------------------------------------  ---------------------------------------
                                                        Year ended                9/4/87*           Year ended             11/4/93**
                                         ---------------------------------------     to     ----------------------------   through
                                         10/31/91  10/31/90   10/31/89  10/31/88  10/31/87  8/31/97   8/31/97    8/31/97   8/31/94
                                         -------   -------    -------   -------   -------   -------   -------    -------   -------
PER SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Period ... $ 10.48   $ 10.60    $ 10.62   $ 10.08   $ 10.00   $ 11.33   $ 11.41    $ 11.27   $ 12.11
                                         -------   -------    -------   -------   -------   -------   -------    -------   -------

Income from Investment Operations:
 Net Investment Income .................   0.635     0.671      0.739     0.701     0.053     0.465     0.469      0.485     0.419

 Net Gains or (Losses) in Securities
   (both realized and unrealized) ......   0.762    (0.100)     0.045     0.590     0.027     0.430    (0.086)     0.162    (0.543)
                                         -------   -------    -------   -------   -------   -------   -------    -------   -------

 Total from Investment Operations ......    1.40     0.571      0.784     1.291     0.080     0.895     0.383      0.647    (0.124)

Less Distributions:
 Dividends from Net Investment Income ..   0.635     0.672      0.741     0.751     0.000     0.442     0.463      0.507     0.433
 Distributions from Capital Gains ......   0.000     0.020      0.063     0.000     0.000     0.023        --         --     0.283
                                         -------   -------    -------   -------   -------   -------   -------    -------   -------
 Total Distributions ...................   0.635     0.692      0.804     0.751     0.000     0.465     0.463      0.507     0.716
                                         -------   -------    -------   -------   -------   -------   -------    -------   -------

Net Asset Value, End of Period ......... $ 11.25   $ 10.48    $ 10.60   $ 10.62   $ 10.08   $ 11.76   $ 11.33    $ 11.41   $ 11.27
                                         =======   =======    =======   =======   =======   =======   =======    =======   =======

Total Return(1) ........................   13.68%     5.56%      7.69%    13.24%     5.41%     8.03%     3.46%      5.99%    (1.11%)

Ratios/Supplemental Data Net Assets,
 End of Period (000 omitted) ........... $24,062    20,413    $17,545   $ 5,557   $   101   $13,501   $13,657    $10,633   $ 7,234
 Ratio of Expenses to Average
  Net Assets# .........s.................   0.76%     0.71%      0.20%     0.00%     0.00%     1.64%     1.65%      1.61%     1.51%
 Ratio of Net Investment Income
  to Average# ..........................    5.85%     6.34%      6.90%     7.16%     7.49%     4.03%     4.01%      4.35%     4.28%
 Net Assets Ratio of Expenses without
  waivers and assumption of expenses
  to Average Net Assets# ...............    1.71%     1.68%      2.30%     1.50%     1.50%     1.68%     1.76%      1.87%     1.76%
 Ratio of Net Investment Income
  without waivers and assumption
  of expenses to Average Net Assets# ...    4.90%     5.38%      4.81%     5.66%     5.99%     3.99%     3.90%      4.09%     4.03%
Portfolio Turnover Rate ................     353%      143%       286%      362%       90%      107%      156%       122%      162%


*   Commencement of operations.

**  Commencement of offering shares.

+ In 1994 the New York Tax Free Income Fund changed its fiscal year-end from October 31 to August 31.

(1) Total return figures are calculated before taking into account effect of 4.50% sales charge.

#   Short periods have been annualized.

                                     6 & 7

FUND OBJECTIVES

New York Tax Free Income Fund seeks to provide monthly dividends which are excluded from gross income for federal tax purposes and exempt from New York State and New York City personal income taxes, as well as to protect the value of its shareholders' investment. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.



INVESTMENT POLICIES

INVESTMENT APPROACH
The Fund invests primarily in New York Municipal Obligations (as defined under "Municipal Obligations"). As a fundamental policy, under normal market conditions, the Fund will have at least 80% of its assets in New York Municipal Obligations the interest on which, in the opinion of bond counsel, does not constitute a preference item which would be subject to the federal alternative minimum tax on individuals (these preference items are referred to as "AMT Items"). The Fund reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax and New York State and New York City personal income taxes. For temporary defensive purposes, the Fund may exceed this limitation.

The Fund's investments may include, among other instruments, fixed, variable or floating rate general obligation and revenue bonds, zero coupon securities, inverse floaters and bonds with interest rate caps. The Fund's Municipal Obligations will be rated at least in the category Baa, MIG-3 or VMIG-3 by Moody's Investors Service, Inc. ("Moody's"), or BBB or SP-2 by Standard & Poor's Corporation ("S&P") or BBB or FIN-3 by Fitch Investors Service, Inc. ("Fitch") or comparably rated by another national rating organization, or, if unrated, considered by the Fund's advisers to be of comparable quality.

There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security. The Fund's advisers may adjust the average maturity of the Fund's portfolio based upon their assessment of the relative yields available on securities of different maturities and their expectations of future changes in interest rates.

The Fund is classified as a "non-diversified" fund under federal securities law. The Fund's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Fund were diversified.

For temporary defensive purposes, the Fund may invest without limitation in high quality money market instruments and repurchase agreements, the interest income from which may be taxable to shareholders as ordinary income for federal income tax purposes.

In lieu of investing directly, the Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

WHO MAY WANT TO INVEST
The Fund may be most appropriate for investors who...
[bullet] Are seeking monthly income that is exempt from federal, state and New
         York City income tax

[bullet] Are investing for mid- to long-term investment goals

[bullet] Own or plan to own other types of investments for diversification purposes

[bullet] Can assume bond market (i.e., interest rate) risk

The Fund may NOT be appropriate for investors who are unable to tolerate any up and down price changes, are investing for shorter-term goals or who are in need of higher growth potential.


MUNICIPAL OBLIGATIONS
"Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state or whether the interest thereon constitutes a preference item for purposes of the federal alternative minimum tax). "New York Municipal Obligations" are Municipal Obligations of the State of New York and its political subdivisions and of Puerto Rico, other U.S. territories and their political subdivisions, the interest on which, in the opinion of bond counsel, is exempt from New York State and New York City personal income taxes. Municipal Obligations are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, and may include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities, or to fund short-term cash requirements. Short-term Municipal Obligations may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes.

The two principal classifications of Municipal Obligations are general obligation and revenue obligation securities. General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Revenue obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases revenue obligation securities, the credit quality of which is directly related to the private user of the facilities.

From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental issuers such as hospitals or airports, provided, however, that the Fund may not invest more than 25% of the value of its total assets in such bonds if the issuers are in the same industry.

MUNICIPAL LEASE OBLIGATIONS. The Fund may invest in municipal lease obligations. These are participations in a lease obligation or installment purchase contract obligation and typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Fund may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purpose. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid.


OTHER INVESTMENT PRACTICES
The Fund may also engage in the following investment practices when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

MONEY MARKET INSTRUMENTS.
The Fund may invest in cash or high-quality, short-term money market instruments. These may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENTS AND FORWARD AND STAND-BY COMMITMENTS. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. The Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involve some risk to the

Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow to buy additional securities, known as "leveraging." The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. The Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

STRIPS AND ZERO COUPON OBLIGATIONS. The Fund may invest up to 20% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligation is backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The Fund may also invest in zero coupon obligations. Zero coupon obligations are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. The value of STRIPS and zero coupon obligations tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which the Fund may invest include participation certificates and certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, the Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate the Fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments. The Internal Revenue Service has not ruled on whether interest on participations in floating or variable rate municipal obligations is tax exempt, and the Fund would purchase such instruments based on opinions of bond counsel.

INVERSE FLOATERS AND INTEREST RATE CAPS. The Fund may invest in inverse floaters and in securities with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates, and will be more volatile in response to interest rates changes than that of a fixed-rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than municipal securities which do not include such a structure.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in shares of other investment companies when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other investment companies.

DERIVATIVES AND RELATED INSTRUMENTS. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase its income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward interest rate contracts; and
(iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other instruments.

There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of its advisers to forecast these factors correctly. Inaccurate forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain.

Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in losses that may exceed the original investment of the Fund. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

PORTFOLIO TURNOVER. The frequency of the Fund's buy and sell transactions will vary from year to year. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly changing market conditions. High portfolio turnover rates would generally result in higher transaction costs, including brokerage commissions or dealer mark-ups, and would make it more difficult for the Fund to qualify as a registered investment company under federal tax law. See "How Distributions are Made; Tax Information."


LIMITING INVESTMENT RISKS
Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (b) investing more than 25% of its total assets in any one industry (this would apply to municipal obligations backed only by the assets and revenues of nongovernmental users, but excludes obligations of states, cities, municipalities or other public authorities). A complete description of these and other investment policies is included in the SAI. Except for restriction
(b) above and investment policies designated as fundamental above or in the SAI, the Fund's investment policies (including its objective) are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.


RISK FACTORS
Changes in interest rates may affect the value of the obligations held by the Fund. The value of fixed income securities varies inversely with changes in prevailing interest rates. For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" and "Municipal Obligations."

Because the Fund will invest primarily in obligations issued by the State of New York and its cities, public authorities and other municipal issuers, the Fund is susceptible to factors affecting the State of New York and its municipal issuers. The State of New York and New York City have a recent history of significant financial and fiscal difficulties. If the State of New York or any of its local government entities is unable to meet its financial obligations, the income derived by the Fund and the Fund's ability to preserve capital and liquidity could be adversely affected. See the SAI for further information.

Interest on certain Municipal Obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT Items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investment by the Fund.

The Fund may invest up to 25% of its total assets in Municipal Obligations secured by letters of credit or guarantees from U.S. and foreign banks, and other foreign institutions. The dependence on banking institutions may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in the banking industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

Obligations backed by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches) and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

Because the Fund is "non-diversified," the value of its shares is more susceptible to developments affecting issuers in which the Fund invests. In addition, more than 25% of the Fund's assets may be invested in securities to be paid from revenue of similar projects, which may cause the Fund to be more susceptible to similar economic, political, or regulatory developments, particularly in light of the fact that the issuers in which the Fund invests will generally be located in the State of New York.



MANAGEMENT

THE FUND'S ADVISERS
The Chase Manhattan Bank ("Chase") acts as the Fund's investment adviser under an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.30% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the Fund's sub-investment adviser under a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of the Fund's average daily net assets. CAM provides discretionary investment advisory services to institutional clients. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

Pamela Hunter, Vice President of Chase, has been responsible for the day-to-day management of the Fund since its inception in 1987. Ms. Hunter is part of a team providing fixed income strategy and product development. Ms. Hunter has been employed at Chase (including its predecessors) since 1980.


ABOUT YOUR INVESTMENT

CHOOSING A SHARE CLASS
CLASS A SHARES. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares have lower combined 12b-1 and service fees than Class B shares. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares also have higher combined 12b-1 and service fees than Class A shares.

Class B shares automatically convert into Class A shares, based on relative net asset value, at the beginning of the ninth year after purchase. For more information about the conversion of Class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, Class B shares will have a higher expense ratio and pay lower dividends than Class A shares because of the higher combined 12b-1 and service fees. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

WHICH ARRANGEMENT IS BEST FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. If you are making an investment that qualifies for reduced sales charges, you might consider Class A shares. If you who prefer not to pay an initial sales charge and anticipate holding your shares for a number of years, you might consider Class B shares. In almost all cases, if you are planning to purchase $250,000 or more of the Fund's shares, you will pay lower aggregate charges and expenses by purchasing Class A shares.



HOW TO BUY, SELL
AND EXCHANGE SHARES

HOW TO BUY SHARES
You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs. Additional investments may be made at any time with as little as $100. You can buy Fund shares three ways--through an investment representative, through the Fund's distributor by calling the Chase Vista Service Center, or through the Systematic Investment Plan.

All purchases made by check should be in U.S. dollars and made payable to the Chase Vista Funds. Third party checks, credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the purchase check clears, which may take 15 calendar days or longer. In addition, the redemption of shares purchased through Automated Clearing House (ACH) will not be allowed until your payment clears, which may take 7 business days or longer.

BUYING SHARES THROUGH THE FUND'S DISTRIBUTOR. Complete and return the enclosed application and your check in the amount you wish to invest to the Chase Vista Service Center.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $100 or more per transaction through automatic periodic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter and a deposit slip or voided check to the Chase Vista Service Center. Call the Chase Vista Service

Center at 1-800-34-VISTA for complete instructions.

Shares are purchased at the public offering price, which is based on the net asset value next determined after the Chase Vista Service Center receives your order in proper form. In most cases, in order to receive that day's public offering price, the Chase Vista Service Center must receive your order in proper form before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price. Orders are in proper form only after funds are converted to federal funds.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your Class A shares unless you request them. Due to the conversion feature of Class B shares, certificates for Class B shares will not be issued and all Class B shares will be held in book entry form.

                                Class A Shares

The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.



                                   Sales charge as a
                                     percentage of:
                                -------------------------
                                                                   Amount of sales charge
Amount of transaction at        Offering       Net amount         reallowed to dealers as a
offering price                    Price         invested        percentage of offering price
-----------------------------   --------       ----------     --------------------------------
Under 100,000                     4.50           4.71                     4.00
100,000 but under 250,000         3.75           3.90                     3.25
250,000 but under 500,000         2.50           2.56                     2.25
500,000 but under 1,000,000       2.00           2.04                     1.75

There is no initial sales charge on purchases of Class A shares of $1 million or more.

The Fund's distributor pays broker-dealers commissions on net sales of Class A shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 0.75% of the amount under $2.5 million, 0.50% of the next $7.5 million, 0.25% of the next $40 million and 0.15% thereafter. The Fund's distributor may withhold such payments with respect to short-term investments.

                                Class B Shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and
(ii) shares otherwise exempt from the CDSC, as described below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the purchase price of shares being redeemed.


Year      1      2      3      4      5      6      7     8+
------   ----   ----   ----   ----   ----   ----   ----   ---
CDSC     5%     4%     3%     3%     2%     1%     0%     0%

In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. When a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B shares, and the distributor receives the entire amount of any CDSC you pay.

GENERAL
You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Chase Vista Service Center for details about Chase Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in the enclosed application and in the SAI. For purchases of the Funds' Class A shares made from January 1, 1998 through April 30, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Funds' distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from January 1, 1998 through April 30, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge.

Some participant-directed employee benefit plans participate in a "multifund" program which offers both Chase Vista and non-Chase Vista mutual funds. With Board of Trustee approval, the money that is invested in Chase Vista Funds may be combined with the other mutual funds in the same program when determining the Plan's eligibility to buy Class A shares without a sales charge. These investments will also be included for purposes of the discount privileges and programs described above.

The Fund may sell Class A shares at net asset value without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Chase Vista Fund shares), financial institution trust departments investing an aggregate of $1 million or more in the Chase Vista Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Chase Vista Funds.

For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA or other qualified plan for which The Chase Manhattan Bank or its designee serves as trustee or custodian. No initial sales charge will apply to the purchase of the Fund's Class A shares if you are investing the proceeds of a qualified retirement plan where a portion of the plan was invested in the Chase Vista Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

Purchases of the Fund's Class A shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services. Purchases of the Fund's Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Investors may incur a fee if they effect transactions through a broker or agent.

Purchases of the Fund's Class A shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Chase Vista Service Center.

Shareholders of record of any Chase Vista fund as of November 30, 1990 and certain immediate family members may purchase the Fund's Class A shares with no initial sales charge for as long as they continue to own Class A shares of any Chase Vista fund, provided there is no change in account registration.

The Fund may sell Class A shares at net asset value without an initial sales charge in connection with the acquisition by the Fund of assets of an investment company or personal holding company. The CDSC will be waived on redemption of Class B shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 with respect to the applicable Fund at the time the systematic withdrawal plan was established. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.

Shareholders of other Chase Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.


HOW TO SELL SHARES
You can sell your Fund shares any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only forward redemption payments on shares for which it has collected payment of the purchase price.

SELLING SHARES DIRECTLY TO THE FUND. Send a signed letter of instruction to the Chase Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form, less any applicable CDSC. In order to receive that day's net asset value, the Chase Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

SIGNATURE GUARANTEES. If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

If you want your redemption proceeds sent to an address other than your address as it appears on Chase Vista's records, a signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Chase Vista Service Center for details.

DELIVERY OF PROCEEDS. The Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

TELEPHONE REDEMPTIONS. You may use Chase Vista's Telephone Redemption Privilege to redeem shares from your account unless you have notified the Chase Vista Service Center of an address change within the preceding 30 days. Telephone redemption requests in excess of $25,000 will only be made by wire to a bank account on record with the Fund. There is a $10.00 charge for each wire transaction. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

The Chase Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Vista Service Center.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Chase Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

SYSTEMATIC WITHDRAWAL. You can make regular withdrawals of $50 or more ($100 or more for Class B accounts) monthly, quarterly or semiannually. A inimum account balance of $5,000 is required to establish a systematic withdrawal plan for Class A accounts. Call the Chase Vista Service Center at 1-800-34-VISTA for complete instructions.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Chase Vista Service Center, and may charge you for its services.

INVOLUNTARY REDEMPTION OF ACCOUNTS. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500 due to redemptions, or if you purchase through the Systematic Investment Plan and fail to meet the Fund's investment minimum within a twelve month period. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption. In the event the Fund redeems Class B shares pursuant to this provision, no CDSC will be imposed.


HOW TO EXCHANGE YOUR SHARES
You can exchange your shares for shares of the same class of certain other Chase Vista funds at net asset value beginning 15 days after purchase. Not all Chase Vista funds offer all classes of shares. The prospectus of the other Chase Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

EXCHANGING TO MONEY FUNDS. An exchange of Class B shares into any of the Chase Vista money market funds (other than the Class B shares of the Prime Money Market Fund) will be treated as a redemption--and therefore subject to the conditions of the CDSC--and a subsequent purchase. Class B shares of any Chase Vista non-money market fund may be exchanged into the Class B shares of the Prime Money Market Fund in order to continue the aging of the initial purchase of such shares.

For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

EXCHANGING BY PHONE. A Telephone Exchange Privilege is currently available. Call the Chase Vista Service Center for procedures for telephone transactions. The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Chase Vista Service Center for prospectuses of other Chase Vista Funds. Shares of certain Chase Vista Funds are not available to residents of all states.

EXCHANGE PARAMETERS. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Chase Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving the Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Chase Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

REINSTATEMENT PRIVILEGE. Upon written request, Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption. The reinstatement request must be accompanied by payment for the shares (not in excess of the redemption), and shares will be purchased at the next determined net asset value. Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.


HOW THE FUND
VALUES ITS SHARES

The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.


HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

The Fund declares dividends daily and distributes any net investment income at least monthly. The Fund distributes any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher.

DISTRIBUTION PAYMENT OPTION. You can choose fom three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash or by ACH to a pre-established bank account while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash or by ACH. You can change your distribution option by notifying the Chase Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash or by ACH will be reinvested in shares of the same share class. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

If a check representing a Fund distribution is not cashed within a specified period, the Chase Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in an established account of another Vista Fund. If the Chase Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if the Fund or the Chase Vista Service Center sends you correspondence returned as "undeliverable," distributions will automatically be reinvested in the Fund.

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

TAXATION OF DISTRIBUTIONS. Distributions by the Fund of its tax-exempt interest income will not be subject to federal income tax, but generally will be subject to state and local taxes. However, to the extent paid out interest on New York Municipal Obligations, such distributions will also be exempt from New York State and New York City personal income taxes for a New York individual resident shareholder.

All other Fund distributions of net investment income will be taxable as ordinary income. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain, regardless of how long you have held the shares. The taxation of your distributions is the same whether received in cash or in shares through the reinvestment of distributions.

You should carefully consider the tax implications of purchasing shares just prior to a distribution. This is because you will be taxed on the entire amount of the taxable distribution received, even though the net asset value per share will be higher on the date of such purchase as it will include the distribution amount.

Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

The above is only a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for tate and local taxes and, for foreign shareholders, U.S. withholding taxes).



OTHER INFORMATION
CONCERNING THE FUND

DISTRIBUTION PLANS
The Fund's distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted a Rule 12b-1 distribution plans for Class A and Class B shares which provide for the payment of distribution fees at annual rates of up to 0.25% and 0.75% of the average daily net assets attributable to Class A and Class B shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A and Class B shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A or Class B shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of Class A and Class B shares will be conducted generally by the Chase Vista Funds, and activities intended to promote the Fund's Class A or Class B shares may also benefit the Fund's other shares and other Chase Vista funds.

VFD may provide promotional incentives to broker-dealers that meet specified targets for one or more Chase Vista Funds. These incentives may include gifts of up to $100 per person annually, an occasional meal, ticket to a sporting event or theater for entertainment for broker-dealers and their guests; and payment or reimbursements for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

VFD may from time to time, pursuant to objective criteria established by it, pay additional compensation to qualifying authorized broker-dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund. In some instances, such cash compensation may be offered only to certain broker-dealers who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or the other Chase Vista Funds during a specified period of time. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by VFD out of compensation retained by it from the Fund or other sources available to it.


SHAREHOLDER
SERVICING AGENTS
The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A or Class B shares of the Fund. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to .25% of the average daily net assets of Class A and Class B shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

Chase and/or VFD may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of such shareholder servicing agents. Such compensation does not represent an additional expense to the Fund or its shareholers, since it will be paid by Chase and/or VFD.

Chase and its affiliates and the Chase Vista Funds, affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.

ADMINISTRATOR
AND SUB-ADMINISTRATOR
Chase acts as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

VFD provides certain sub-administrative services to the Fund pursuant to a distribution and sub-administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, Third Floor, New York, New York 10081.


CUSTODIAN
Chase acts as the Fund's custodian and fund accountant and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.


EXPENSES
The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


ORGANIZATION AND
DESCRIPTION OF SHARES
The Fund is a portfolio of Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust in 1994 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Fund issues multiple classes of shares. This Prospectus relates to Class A and Class B shares of the Fund. The Fund may offer other classes of shares in addition to these classes and may determine not to offer certain classes of shares. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of the Fund's shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which would affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.



UNIQUE CHARACTERISTICS
OF MASTER/FEEDER
FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund is permitted to invest all of its investable assets in a separate registered investment company (a "Portfolio"). In that event, a shareholder's interest in the Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio would not be required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences may result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio. Under this master/feeder investment approach, whenever the Trust was requested to vote on matters pertaining to a Portfolio, the Trust would hold a meeting of shareholders of the Fund and would cast all of its votes in the same proportion as did the Fund's shareholders. Shares of the Fund for which no voting instructions had been received would be voted in the same proportion as those shares for which voting instructions had been received. Certain changes in a Portfolio's objective, policies or restrictions might require the Trust to withdraw the Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

State securities regulations generally would not permit the same individuals who are disinterested Trustees of the Trust to be Trustees of a Portfolio absent the adoption of procedures by a majority of the disinterested Trustees of the Trust reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees. The Fund will not adopt a master/feeder structure under which the disinterested Trustees of the Trust are Trustees of the Portfolio unless the Trustees of the Trust, including a majority of the disinterested Trustees, adopt procedures they believe to be reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.

If the Fund invests all of its investable assets in a Portfolio, investors in the Fund will be able to obtain information about whether investment in the Portfolio might be available through other funds by contacting the Fund at 1-800-622-4273. In the event the Fund adopts a master/feeder structure and invests all of its investable assets in a Portfolio, shareholders of the Fund will be given at least 30 days' prior written notice.

PERFORMANCE INFORMATION

The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares, in the manner described in the SAI. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period. "Effective yield" is the "yield" calculated assuming the reinvestment of income earned, and will be slightly higher than the "yield" due to the compounding effect of this assumed reinvestment. "Tax equivalent yield "is the yield that a taxable fund would have to generate in order to produce an after-tax yield equivalent to the Fund's yield. The tax equivalent yield of the Fund can then be compared to the yield of a taxable Fund. Tax equivalent yields can be quoted on either a "yield" or "effective yield" basis.

"Total return" for the one-, five- and ten-year periods (or since inception, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B shares). Total return reflects the deduction of the maximum initial sales charge in the case of Class A shares, but does not reflect the deduction of any contingent deferred sales charge in the case of Class B shares. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                 MAKE THE MOST OF YOUR CHASE VISTA PRIVILEGES

The following services are available to you as a Chase Vista Fund shareholder.

[bullet] SYSTEMATIC INVESTMENT PLAN--Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

[bullet] SYSTEMATIC WITHDRAWAL PLAN--Make regular withdrawals of $50 or more
         ($100 or more for Class B accounts) monthly, quarterly or semiannually. A minimum account balance of $5,000 is required to establish a systematic withdrawal plan for Class A accounts.

[bullet] SYSTEMATIC EXCHANGE--Transfer assets automatically from one Chase
         Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

[bullet] FREE EXCHANGE PRIVILEGE--Exchange money between Chase Vista Funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.

         Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

[bullet] REINSTATEMENT PRIVILEGE--Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Chase Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392


TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105


LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036


[CHASE VISTA FUNDS LOGO]
P.O. Box 419392
Kansas City, MO 64141-6392



                                                                     VNYT-1-398X

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392


TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105


LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036


[CHASE VISTA FUNDS LOGO]
P.O. Box 419392
Kansas City, MO 64141-6392


                                                                      VNYT-1-398

                            [CHASE VISTA FUNDS LOGO]

                                  PROSPECTUS
                            CALIFORNIA INTERMEDIATE
                             TAX FREE INCOME FUND

                           ---------------------------
                           INVESTMENT STRATEGY: INCOME
                           ---------------------------

December 29, 1997, As revised March 13, 1998

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its December 29, 1997 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Chase Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Investments in mutual funds involve risk, including the possible loss of the principal amount invested.

                                TABLE OF CONTENTS


Expense Summary .............................................................  4
 The expenses you might pay on your Fund investment, including examples

Financial Highlights ........................................................  5
 How the Fund has performed

Fund Objective ..............................................................  6

Investment Policies .........................................................  6
 The kinds of securities in which the Fund invests, investment policies and techniques, and risks

Management .................................................................. 13
 Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund

How to Buy, Sell and Exchange Shares ........................................ 13

How the Fund Values Its Shares .............................................. 19

How Distributions Are Made; Tax Information ................................. 19
 How the Fund distributes its earnings, and tax treatment related to those earnings

Other Information Concerning the Fund ....................................... 21
 Distribution plans, shareholder servicing agents, administration, custodian, expenses and organization .................................................

Performance Information ..................................................... 24
 How performance is determined, stated and/or advertised

Make the Most of Your Chase Vista Privileges ................................ 26

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Fund and is, except as described below, based on expenses incurred in the most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) ................................   4.50%
Maximum Deferred Sales Charge
  (as a percentage of the lower of original
  purchase price or redemption proceeds) .............................   None
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Investment Advisory Fee (after estimated waiver)* ....................   0.00%#
12b-1 Fee (after estimated waiver) * ** ..............................   0.00%#
Shareholder Servicing Fee (after estimated waiver)* ..................   0.00%
Other Expenses (after estimated waiver)* .............................   0.60%#
                                                                         ------
Total Fund Operating Expenses (after waivers of fees)* ...............   0.60%
                                                                         ======


EXAMPLE
Your investment of $1,000 would
incur the following expenses,
assuming 5% annual return:        1 Year     3 Years     5 Years     10 Years
                                  --------   ---------   ---------   ---------
Shares+ .......................     $51        $63         $77         $117

  * Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers, the Investment Advisory Fee, 12b-1 Fee, Shareholder Servicing Fee and Other Expenses would be 0.30%, 0.25%, 0.25%, and 0.70%, respectively, and Total Fund Operating Expenses would be 1.50%.
  ** Long-term shareholders in mutual funds with 12b-1 fees, such as shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
   # Restated from most recent fiscal year to reflect current waiver arrangements.
   + Assumes deduction at the time of purchase of the maximum sales charge.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The example should not be considered a representation of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report is included in the Annual Report to Shareholders.


                  CALIFORNIA INTERMEDIATE TAX FREE INCOME FUND


                                                                   Year ended
                                                        --------------------------------      11/1/93     7/15/93*
                                                                                              through     through
                                                         8/31/97     8/31/96     8/31/95      8/31/94+    10/31/93
                                                        --------     -------     -------      --------    -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period .................  $   9.81     $  9.89     $  9.69      $  10.30    $ 10.22
                                                        --------     -------     -------      --------    -------
 Income From Investment Operations:
  Net Investment Income ..............................     0.461       0.473       0.505         0.320      0.166
  Net Gains or (Losses) in Securities
    (both realized and unrealized) ...................     0.256       0.013       0.200       (0.408)      0.081
                                                        --------     -------     -------      --------    -------
  Total from Investment Operations ...................     0.717       0.486       0.705       (0.088)      0.247
                                                        --------     -------     -------      --------    -------
 Less Distributions:
  Dividends from Net Investment Income ...............     0.458       0.476       0.505         0.404      0.165
  Distributions from Capital Gains ...................        --       0.090          --         0.118         --
                                                        --------     -------     -------      --------    -------
  Total distributions ................................     0.458       0.566       0.505         0.522      0.165
                                                        --------     -------     -------      --------    -------
Net Asset Value, End of Period .......................  $  10.07     $  9.81     $  9.89      $   9.69   $  10.30
                                                        ========     =======     =======      ========   ========
Total Return(1) ......................................      7.46%       5.00%       7.55%        (0.86%)     2.42%
Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted) ............  $ 25,525    $ 28,298    $ 32,746      $ 36,264   $ 41,728
 Ratio of Expenses to Average Net Assets# ............      0.60%       0.60%       0.52%         0.52%      0.52%
 Ratio of Net Investment Income to Average
   Net Assets# .......................................      4.65%       4.77%       5.24%         4.88%      4.83%
 Ratio of Expenses without waivers and
   assumption of expenses to Average Net Assets# .....      1.33%       1.47%       1.40%         1.37%      1.33%
 Ratio of Net Investment Income without waivers
   and assumption of expenses to Average
   Net Assets# .......................................      3.92%       3.90%       4.36%         4.03%      4.02%
Portfolio Turnover Rate ..............................        66%        188%         94%           93%        40%

 *  Commencement of offering shares.
 + In 1994 the California Intermediate Tax Free Income Fund changed its fiscal year-end from October 31 to August 31.
(1) Total returns are calculated before taking into account effect of 4.50% sales charge.
 #  Short periods have been annualized.

FUND OBJECTIVE

California Intermediate Tax Free Income Fund seeks to provide current income exempt from federal and California personal income taxes. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.


INVESTMENT POLICIES

INVESTMENT APPROACH

The Fund invests primarily in California Municipal Obligations (as defined under "Municipal Obligations"). As a fundamental policy, under normal market conditions, the Fund will have at least 80% of its assets in California Municipal Obligations or in securities of territories and political subdivisions of the U.S. Government the interest on which is deemed to be exempt from federal, state and local income taxes. The Fund reserves the right under normal market conditions to invest up to 20% of its total assets in securities which constitute a preference item which would be subject to the alternative minimum tax for noncorporate investors ("AMT Items") or securities the interest on which is subject to federal and California personal income taxes. For temporary defensive purposes, the Fund may exceed this limitation.

The Fund's investments may include, among other instruments, fixed, variable or floating rate general obligation and revenue bonds, zero coupon securities, inverse floaters and bonds with interest rate caps. The Fund's Municipal Obligations will be rated at time of purchase at least in the category Baa, MIG-3 or VMIG-3 by Moody's Investors Service, Inc. ("Moody's"), BBB or SP-3 by Standard & Poor's Corporation ("S&P"), or BBB or FIN-3 by Fitch Investors Service, Inc. ("Fitch") or comparably rated by another national rating organization, or, if unrated, considered by the Fund's advisers to be of comparable quality.

The Fund's investments have an average maturity of 10 years or less. The Fund's advisers may adjust the average maturity of the Fund's portfolio based upon their assessment of the relative yields available on securities of different maturities and their expectations of future changes in interest rates.

The Fund is classified as a "non-diversified" fund under federal securities law. The Fund's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Fund were diversified.

In lieu of investing directly, the Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

WHO MAY WANT TO INVEST

The Fund may be most appropriate for investors who...

o  Are seeking monthly income exempt from federal and state income tax

o  Are investing for mid- to long-term investment goals

o  Own or plan to own other types of investments for diversification purposes

o  Can assume bond market (i.e., interest rate) risk

The Fund may NOT be appropriate for investors who are unable to tolerate any up and down price changes, are investing for shorter-term goals or who are in need of higher growth potential.


MUNICIPAL OBLIGATIONS

"Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel, is exempt from federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state or whether the interest thereon constitutes a preference item for purposes of the federal alternative minimum tax). "California Municipal Obligations" are obligations of the State of California, its local governments and political subdivisions, the interest on which, in the opinion of bond counsel, is exempt from federal income taxes and California personal income taxes and is not subject to the alternative minimum tax for noncorporate investors. Municipal Obligations are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, and may include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities, or to fund short-term cash requirements. Short-term Municipal Obligations may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes.

The two principal classifications of Municipal Obligations are general obligation and revenue obligation securities. General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Revenue obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases revenue obligation securities, the credit quality of which is directly related to the private user of the facilities.

From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental issuers such as hospitals or airports, provided, however, that the Fund may not invest more than 25% of the value of its total assets in such bonds if the issuers are in the same industry.

MUNICIPAL LEASE OBLIGATIONS. The Fund may invest in municipal lease obligations. These are participations in a lease obligation or installment purchase contract obligation and typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Fund may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purpose. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid.


OTHER INVESTMENT PRACTICES

The Fund may also engage in the following investment practices when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

MONEY MARKET INSTRUMENTS. The Fund may invest in cash or high-quality, short-term money market instruments. These may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENTS AND FORWARD AND STAND-BY COMMITMENTS. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. The Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involve some risk to the Fund if the other party should default on its obligation and the

Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow to buy additional securities, known as "leveraging." The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. The Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

STRIPS AND ZERO COUPON OBLIGATIONS. The Fund may invest up to 20% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligation is backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The Fund may also invest in zero coupon obligations. Zero coupon obligations are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. The value of STRIPS and zero coupon obligations tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which the Fund may invest include participation certificates and certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, the Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate the Fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments. The Internal Revenue Service has not ruled on whether interest on participations in floating or variable rate municipal obligations is tax exempt and the Fund would purchase such instruments based on opinions of bond counsel.

INVERSE FLOATERS AND INTEREST RATE CAPS. The Fund may invest in inverse floaters and in securities with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates, and will be more volatile in response to interest rates changes than that of a fixed-rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than municipal bonds which do not include such a structure.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in shares of other investment companies, when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other investment companies.

DERIVATIVES AND RELATED INSTRUMENTS. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase its income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward interest rate contracts; and
(iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other instruments.

There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of its advisers to forecast these factors correctly. Inaccurate forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in losses that may exceed the original investment of the Fund. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

PORTFOLIO TURNOVER. The frequency of the Fund's buy and sell transactions will vary from year to year. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly changing market conditions. High portfolio turnover rates would generally result in higher transaction costs, including brokerage commissions or dealer mark-ups, and would make it more difficult for the Fund to qualify as a registered investment company under federal tax law. See "How Distributions are Made; Tax Information".


LIMITING INVESTMENT RISKS

Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (b) investing more than 25% of its total assets in any one industry (this would apply to municipal obligations backed only by the assets and revenues of nongovernmental users, but excludes obligations of states, cities, municipalities or other public authorities). A complete description of these and other investment policies is included in the SAI. Except for restriction
(b) above and investment policies designated as fundamental above or in the SAI, the Fund's investment policies (including its objective) are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.


RISK FACTORS

Changes in interest rates may affect the value of the obligations held by the Fund. The value of fixed income securities varies inversely with changes in prevailing interest rates. For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" and "Municipal Obligations."

Because the Fund will invest primarily in obligations issued by the State of California and its cities, public authorities and other municipal issuers, the Fund is susceptible to factors affecting the State of California and its municipal issuers. The State of California and certain California counties have a recent history of significant financial and fiscal difficulties. California's Orange County recently defaulted on certain of its indebtedness. If the State of California or any of its local government entities is unable to meet its financial obligations, the income derived by the Fund and the Fund's ability to preserve capital and liquidity could be adversely affected. See the SAI for further information.

Interest on certain Municipal Obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT Items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investment by the Fund.

The Fund may invest up to 25% of its total assets in Municipal Obligations secured by letters of credit or guarantees from U.S. and foreign banks, and other foreign institutions. The dependence on banking institutions may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in the banking industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

Obligations backed by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches) and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

Because the Fund is "non-diversified," the value of its shares is more susceptible to developments affecting issuers in which the Fund invests. In addition, more than 25% of the Fund's assets may be invested in securities to be paid from revenue of similar projects, which may cause the Fund to be more susceptible to similar economic, political, or regulatory developments, particularly in light of the fact that the issuers in which the Fund invests will generally be located in the State of California.


MANAGEMENT

THE FUND'S ADVISERS

The Chase Manhattan Bank ("Chase") acts as the Fund's investment adviser under an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.30% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the Fund's sub-investment adviser under a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of the Fund's average daily net assets. CAM provides discretionary investment advisory services to institutional clients. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

Pamela Hunter, Vice President of Chase, has been responsible for the day-to-day management of the Fund since its inception in 1993. Ms. Hunter is part of a team providing fixed income strategy and product development. Ms. Hunter has been employed at Chase (including its predecessors) since 1980.


HOW TO BUY, SELL
AND EXCHANGE SHARES

HOW TO BUY SHARES

You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs. Additional investments may be made at any time with as little as $100. You can buy Fund shares three ways-through an investment representative, through the Fund's distributor by calling the Chase Vista Service Center, or through the Systematic Investment Plan.

All purchases made by check should be in U.S. dollars and made payable to the Chase Vista Funds. Third party checks, credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the purchase check clears, which may take 15 calendar days or longer. In addition, the redemption of shares purchased through Automated Clearing House (ACH) will not be allowed until your payment clears, which may take 7 business days or longer.

BUYING SHARES THROUGH THE FUND'S DISTRIBUTOR. Complete and return the enclosed application and your check in the amount you wish to invest to the Chase Vista Service Center.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $100 or more per transaction through automatic periodic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter and a deposit slip or voided check to the Chase Vista Service Center. Call the Chase Vista Service Center at 1-800-34-VISTA for complete instructions.

Shares are purchased at the public offering price, which is based on the net asset value next determined after the Chase Vista Service Center receives your order in proper form. In most cases, in order to receive that day's public offering price, the Chase Vista Service Center must receive your order in proper form before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price. Orders are in proper form only after funds are converted to federal funds.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

An investor who purchases shares pays a sales charge at the time of purchase. As a result, shares are not subject to any sales charges when they are redeemed. Certain purchases of shares qualify for reduced sales charges. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

The public offering price of shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

                               Sales charge as a
                                percentage of:
                             ---------------------      Amount of sales charge
Amount of transaction at     Offering   Net amount    reallowed to dealers as a
offering price($)              Price     invested   percentage of offering price
---------------------------  --------   ----------  ----------------------------
Under 100,000                  4.50        4.71                4.00
100,000 but under 250,000      3.75        3.90                3.25
250,000 but under 500,000      2.50        2.56                2.25
500,000 but under 1,000,000    2.00        2.04                1.75

There is no initial sales charge on purchases of shares of $1 million or more.

The Fund's distributor pays broker-dealers commissions on net sales of shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 0.75% of the amount under $2.5 million, 0.50% of the next $7.5 million, 0.25% of the next $40 million and 0.15% thereafter. The Fund's distributor may withhold such payments with respect to short-term investments.

GENERAL

You may be eligible to buy shares at reduced sales charges. Consult your investment representative or the Chase Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in the enclosed application and in the SAI. For purchases of the Funds' Class A shares made from January 1, 1998 through April 30, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Funds' distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from January 1, 1998 through April 30, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge.

Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both Chase Vista and non-Chase Vista mutual funds. With Board of Trustee approval, the money that is invested in Chase Vista Funds may be combined with the other mutual funds in the same program when determining the Plan's eligibility to buy Class A shares without a sales charge.

The Fund may sell shares at net asset value without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Chase Vista Fund shares), financial institution trust departments investing an aggregate of $1 million or more in the Chase Vista Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Chase Vista Funds.

For purchases of the Fund's shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA or other qualified plan for which The Chase Manhattan Bank or its designee serves as trustee or custodian. No initial sales charge will apply to the purchase of the Fund's shares if you are investing the proceeds of a qualified retirement plan where a portion of the plan was invested in the Chase Vista Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

Purchases of the Fund's shares may be made with no initial sales charge through an investment adviser or financial planner who charges a fee for its services. Purchases of the Fund's shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Investors may incur a fee if they effect transactions through a broker or agent.

Purchases of the Fund's shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Chase Vista Service Center.

Shareholders of record of any Chase Vista fund as of November 30, 1990 and certain immediate family members may purchase the Fund's shares with no initial sales charge for as long as they continue to own Class A shares of any Chase Vista Fund, provided there is no change in account registration.

The Fund may sell shares at net asset value without an initial sales charge in connection with the acquisition by the Fund of assets of an investment company or personal holding company. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.

Shareholders of other Chase Vista Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.


HOW TO SELL SHARES

You can sell your Fund shares any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only forward redemption payments on shares for which it has collected payment of the purchase price.

SELLING SHARES DIRECTLY TO THE FUND. Send a signed letter of instruction to the Chase Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Chase Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

SIGNATURE GUARANTEES. If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Chase Vista Service Center for details.

DELIVERY OF PROCEEDS. The Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

TELEPHONE REDEMPTIONS. You may use Chase Vista's Telephone Redemption Privilege to redeem shares from your account unless you have notified the Chase Vista Service Center of an address change within the preceding 15 days. Telephone redemption requests in excess of $25,000 will only be made by wire to a bank account on record with the Fund. There is a $10.00 charge for each wire transaction. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

The Chase Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Vista Service Center.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Chase Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

SYSTEMATIC WITHDRAWAL. You can make regular withdrawals of $50 or more monthly, quarterly or semiannually. A minimum account balance of $5,000 is required to establish a systematic withdrawal plan. Call the Chase Vista Service Center at 1-800-34-VISTA for complete instructions.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Chase Vista Service Center, and may charge you for its services.

INVOLUNTARY REDEMPTION OF ACCOUNTS. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500 due to redemptions or if you purchase through the Systematic Investment Plan and fail to meet the Fund's investment minimum within a twelve month period. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares for shares of the same class of certain other Chase Vista funds at net asset value beginning 15 days after purchase. Not all Chase Vista funds offer all classes of shares. The prospectus of the other Chase Vista fund into which shares are being exchanged should be read carefully and retained for future reference.

For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

EXCHANGING BY PHONE. A Telephone Exchange Privilege is currently available. Call the Chase Vista Service Center for procedures for telephone transactions. The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Chase Vista Service Center for prospectuses of other Chase Vista Funds. Shares of certain Chase Vista Funds are not available to residents of all states.

EXCHANGE PARAMETERS. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Chase Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving the Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Chase Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

REINSTATEMENT PRIVILEGE. Upon written request, shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption. The reinstatement request must be accompanied by payment for the shares (not in excess of the redemption), and shares will be purchased at the next determined net asset value.


HOW THE FUND
VALUES ITS SHARES

The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time), on each business day of the Fund, by dividing the net assets of the Fund by the total number of outstanding shares. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE
MADE; TAX INFORMATION

The Fund declares dividends daily and distributes any net investment income at least monthly. The Fund distributes any net realized capital gains at lease annually. Distributions from capital gains are made after applying any available capital loss carryovers.

DISTRIBUTION PAYMENT OPTION. You can choose from three distribution options:
(1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash or by ACH to a pre-established bank account while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash or by ACH. You can change your distribution option by notifying the Chase Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash or by ACH will be reinvested in shares of the Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

If a check representing a Fund distribution is not cashed within a specified period, the Chase Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in an established account of another Chase Vista Fund. If the Chase Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if the Fund or the Chase Vista Service Center sends you correspondence returned as "undeliverable," distributions will automatically be reinvested in the Fund.

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

TAXATION OF DISTRIBUTIONS. Distributions by the Fund of its tax-exempt interest income will not be subject to federal income tax, but generally will be subject to state and local taxes. However, to the extent paid out of interest on California Municipal Obligations, such distributions will also be exempt from California personal income taxes for a California individual resident shareholder.

All other Fund distributions of net investment income will be taxable as ordinary income. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain, regardless of how long you have held the shares. The taxation of your distributions will be the same whether received in cash or in shares through the reinvestment of distributions.

You should carefully consider the tax implications of purchasing shares just prior to a distribution. This is because you will be taxed on the entire amount of the taxable distribution received, even though the net asset value per share will be higher on the date of such purchase as it will include the distribution amount.

Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

The above is only a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).



OTHER INFORMATION
CONCERNING THE FUND

DISTRIBUTION PLAN

The Fund's distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted a Rule 12b-1 distribution plan which provides for the payment of distribution fees at annual rates of up to 0.25% of the average daily net assets attributable to shares of the Fund. Payments under the distribution plan shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of shares will be conducted generally by the Chase Vista Funds, and activities intended to promote the Fund's shares may also benefit the Fund's other shares and other Chase Vista Funds.

VFD may provide promotional incentives to broker-dealers that meet specified targets for one or more Vista Funds. These incentives may include gifts of up to $100 per person annually, an occassional meal, ticket to a sporting event or theater for entertainment for broker- dealers and their guests; and payment or reimbursements for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

VFD may from time to time, pursuant to objective criteria established by it, pay additional compensation to qualifying authorized broker-dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund. In some instances, such cash compensation may be offered only to certain broker-dealers who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or the other Chase Vista Funds during a specified period of time. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by VFD out of compensation retained by it from the Fund or other sources available to it.


SHAREHOLDER
SERVICING AGENTS

The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own shares of the Fund. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding the fees for their services as shareholder servicing agents.

Chase and/or VFD may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of such shareholder servicing agents. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by Chase and/or VFD.

Chase and its affiliates and the Chase Vista Funds, affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.


ADMINISTRATOR AND
SUB-ADMINISTRATOR

Chase acts as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

VFD provides certain sub-administrative services to the Fund pursuant to a distribution and sub-administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, Third Floor, New York, New York 10081.


CUSTODIAN

Chase acts as the Fund's custodian and fund accountant and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

EXPENSES

The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


ORGANIZATION AND
DESCRIPTION OF SHARES

The Fund is a portfolio of Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust in 1994 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted.

This Prospectus relates to shares of the Fund. The Fund may offer other classes of shares in addition to this class and may determine not to offer certain classes of shares. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of the Fund's shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which would affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


PERFORMANCE
INFORMATION

The Fund's investment performance may from time to time be included in advertisements about the Fund. "Yield" is calculated by dividing the annualized net investment income calculated pursuant to federal rules per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period. "Effective yield" is the "yield" calculated assuming the reinvestment of income earned, and will be slightly higher than the "yield" due to the compounding effect of this assumed reinvestment. "Tax equivalent yield "is the yield that a taxable fund would have to generate in order to produce an after-tax yield equivalent to the Fund's yield. The tax equivalent yield of the Fund can then be compared to the yield of a taxable fund. Tax equivalent yields can be quoted on either a "yield" or "effective yield" basis.

"Total return" for the one-, five- and ten-year periods (or since inception, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or without reflecting sales charges. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                 MAKE THE MOST OF YOUR CHASE VISTA PRIVILEGES

The following services are available to you as a Chase Vista Fund shareholder.

o SYSTEMATIC INVESTMENT PLAN--Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL PLAN--Make regular withdrawals of $50 or more monthly, quarterly or semiannually. A minimum account balance of $5,000 is required to establish a systematic withdrawal plan.

o SYSTEMATIC EXCHANGE--Transfer assets automatically from one Chase Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE--Exchange money between Chase Vista Funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE--Shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Chase Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

Chase Vista Mutual Funds & Retirement Products

CHASE VISTA INTERNATIONAL EQUITY FUNDS
Latin American Equity Fund
Southeast Asian Fund
Japan Fund
European Fund
International Equity Fund

CHASE VISTA U.S. EQUITY FUNDS
Small Cap Opportunities Fund
Small Cap Equity Fund (closed to new investors)
The Growth Fund of Washington
Capital Growth Fund
Growth and Income Fund
Large Cap Equity Fund
Equity Income Fund
Balanced Fund

CHASE VISTA FIXED INCOME FUNDS
Bond Fund
U.S. Government Securities Fund
U.S. Treasury Income Fund
Short-Term Bond Fund

CHASE VISTA TAX-FREE FUNDS(1)
New York Tax Free Income Fund
California Intermediate Tax Free Fund
Tax Free Income Fund

CHASE VISTA TAX-FREE MONEY MARKET FUNDS(1,2)
New York Tax Free Money Market Fund
Connecticut Daily Tax Free Income Fund Select Shares(3)
New Jersey Daily Municipal Income Fund Select Shares(3)
Tax Free Money Market Fund
California Tax Free Money Market Fund

CHASE VISTA TAXABLE MONEY MARKET FUNDS(2)
Cash Management Money Market Fund
Federal Money Market Fund
100% U.S. Treasury Securities Money Market Fund
U.S. Government Money Market Fund
Treasury Plus Money Market Fund

CHASE VISTA RETIREMENT PRODUCTS
Vista Capital Advantage Variable Annuity(4)
Vista 401(k) Advantage


For complete information on the Chase Vista Mutual Funds or Retirement Products, including information about fees and expenses, call your investment professional or 1-800-34-VISTA for a prospectus. Please read it carefully before you invest or send money.

(1) Some income may be subject to certain state and local taxes. A portion of the income may be subject to the federal alternative minimum tax for some investors.

(2) An investment in a Money Market Fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

(3) Vista Select Shares of these funds are not a part of, or affiliated with, the Chase Vista Mutual Funds. Reich & Tang Distributors L.P. and New England Investment Companies L.P., which are unaffiliated with Chase, are the funds' distributor and investment adviser, respectively.

(4) The variable annuity contract is issued by First SunAmerica Life Insurance Company in New York; in other states, but not necessarily all states, it is issued by Anchor National Life Insurance Company.

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392


TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105


LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036


[CHASE VISTA FUNDS LOGO]
P.O. Box 419392
Kansas City, MO 64141-6392
                                                                      VCI-1-398X

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392


TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105


LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

[CHASE VISTA FUNDS LOGO]
P.O. Box 419392
Kansas City, MO 64141-6392
                                                                       VCI-1-398

                            [Chase Vista Funds Logo]
                               PREMIER(SM) SHARES

                                  PROSPECTUS
                         100% U.S. TREASURY SECURITIES
                               MONEY MARKET FUND
                        TREASURY PLUS MONEY MARKET FUND
                           FEDERAL MONEY MARKET FUND
                       U.S. GOVERNMENT MONEY MARKET FUND
                             CASH MANAGEMENT FUND
                            PRIME MONEY MARKET FUND
                           TAX FREE MONEY MARKET FUND

                     ---------------------------------------
                       INVESTMENT STRATEGY: CURRENT INCOME
                     ---------------------------------------

December 29, 1997, As revised March 13, 1998.

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in their December 29, 1997 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Chase Vista Service Center at 1-800-622-4273. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------
 Investments in the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Investments in mutual funds involve risk, including the possible loss of the principal amount invested.
--------------------------------------------------------------------------------

                     (This Page Intentionally Left Blank)

                                TABLE OF CONTENTS

Expense Summary .............................................................  4
 The expenses you pay on your Fund investment, including examples
Financial Highlights ........................................................  6
 The Funds' financial history
Fund Objectives and Investment Approach
 100% U.S. Treasury Securities Money Market Fund ............................ 18
 Treasury Plus Money Market Fund ............................................ 18
 Federal Money Market Fund .................................................. 18
 U.S. Government Money Market Fund .......................................... 19
 Cash Management Fund ....................................................... 19
 Prime Money Market Fund .................................................... 19
 Tax Free Money Market Fund ................................................. 20
Common Investment Policies .................................................. 20
Management .................................................................. 28
 Chase Manhattan Bank, the Funds' adviser; Chase Asset Management and
  Texas Commerce Bank, the Funds' sub-advisers
How to Buy, Sell and Exchange Shares  ....................................... 28
How the Funds Value Their Shares  ........................................... 32
How Dividends and Distributions Are Made; Tax Information  .................. 33
 How the Funds distribute their earnings, and tax treatment related to those earnings
Other Information Concerning the Funds  ..................................... 34
 Distribution plans, shareholder servicing agents, administration, custodian, expenses and organization
Performance Information  .................................................... 37
 How performance is determined, stated and/or advertised


                                 EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in a Fund and is, except as described below, based on expenses incurred in the most recent fiscal year by each Fund. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

The table is provided to help you understand the expenses of investing in the Funds and your share of the operating expenses that a Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table below, may be incurred directly by customers of financial institutions in connection with an investment in a Fund. The Funds understand that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from a Fund with respect to those accounts. See "Other Information Concerning the Funds."


                                                                                 100%
                                                                            U.S. Treasury
                                                                              Securities        Treasury Plus
                                                                             Money Market       Money Market
                                                                                 Fund               Fund
                                                                           --------------- ----------------------
                                                                               Premier             Premier
                                                                                Shares             Shares
                                                                           --------------- ----------------------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Investment Advisory Fee ..................................................        0.10%              0.10%
12b-1 Fee* (after estimated waiver of fee, where indicated) ..............         n/a                n/a
Shareholder Servicing Fee
 (after estimated waiver of fee, where indicated) ........................        0.00%**            0.25%
Other Expenses (after estimated waiver of fee,
 where indicated) ........................................................        0.40%**#           0.10%**#
Total Fund Operating Expenses
 (after waivers of fees, where indicated) ................................        0.50%**#           0.45%**#

EXAMPLES
Your investment of $1,000 would incur the following expenses, assuming 5%
 annual return:
1 year ...................................................................       $   5              $   5
3 years ..................................................................          16                 14
5 years ..................................................................          28                 25
10 years .................................................................          63                 57

                                                                                                          U.S.
                                                                                    Federal            Government
                                                                                  Money Market        Money Market
                                                                                      Fund                Fund
                                                                           ------------------------- --------------
                                                                                    Premier              Premier
                                                                                     Shares              Shares
                                                                           ------------------------- --------------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Investment Advisory Fee ..................................................             0.10%               0.10%
12b-1 Fee* (after estimated waiver of fee, where indicated) ..............             n/a                 0.05%**#
Shareholder Servicing Fee
 (after estimated waiver of fee, where indicated) ........................             0.24%**             0.15%**#
Other Expenses (after estimated waiver of fee,
 where indicated) ........................................................             0.16%               0.15%
Total Fund Operating Expenses
 (after waivers of fees, where indicated) ................................             0.50%**             0.45%**#

EXAMPLES
Your investment of $1,000 would incur the following expenses, assuming 5%
 annual return:
1 year ...................................................................            $   5               $   5
3 years ..................................................................               16                  14
5 years ..................................................................               28                  25
10 years .................................................................               63                  57

                                                                                  Cash              Prime          Tax Free
                                                                               Management       Money Market     Money Market
                                                                                  Fund              Fund             Fund
                                                                           ----------------- ------------------ --------------
                                                                                Premier            Premier          Premier
                                                                                 Shares            Shares           Shares
                                                                           ----------------- ------------------ --------------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Investment Advisory Fee ..................................................         0.10%             0.10%             0.10%
12b-1 Fee* (after estimated waiver of fee, where indicated) ..............         n/a               n/a                n/a
Shareholder Servicing Fee
 (after estimated waiver of fee, where indicated) ........................         0.18%**#          0.18%**           0.25%
Other Expenses (after estimated waiver of fee,
 where indicated) ........................................................         0.17%             0.17%             0.18%
Total Fund Operating Expenses
 (after waivers of fees, where indicated) ................................         0.45%**#          0.45%**           0.53%

EXAMPLES
Your investment of $1,000 would incur the following expenses, assuming 5%
 annual return:
1 year ...................................................................        $   5             $   5             $   5
3 years ..................................................................           14                14                17
5 years ..................................................................           25                25                30
10 years .................................................................           57                57                66

   * Long-term shareholders in mutual funds with 12b-1 fees, such as holders of Premier Shares of U.S. Government Money Market Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
  ** Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the 12b-1 Fee would be 0.10% for U.S. Government Money Market Fund, the Shareholder Servicing Fee would be 0.25% for each such Fund, Other Expenses would be 0.45% and 0.15% for 100% U.S. Treasury Securities Money Market Fund and Treasury Plus Money Market Fund, respectively, and Total Fund Operating Expenses for 100% U.S. Treasury Securities Money Market Fund, Treasury Plus Money Market Fund, Federal Money Market Fund, U.S. Government Money Market Fund, Cash Management Fund and Prime Money Market Fund would be 0.80%, 0.50%, 0.51%, 0.60%, 0.52% and 0.52%, respectively.
   # Restated from most recent fiscal year to reflect current waiver arrangements.

                                     4 & 5

                              FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout the period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

                                                              Year      6/3/96*
                                                              ended     through
                                                             8/31/97    8/31/96
                                                           ---------- ----------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .....................   $ 1.00     $ 1.00
                                                             ------     ------
 Income from Investment Operations:
  Net Investment Income ..................................    0.048      0.011
                                                             ------     ------
 Less Distributions:
  Dividends from Net Investment Income ...................    0.048      0.011
                                                             ------     ------
Net Asset Value, End of Period ...........................   $ 1.00     $ 1.00
                                                             ======     ======
TOTAL RETURN                                                   4.91%      1.11%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) .................   $5,643     $  227
 Ratio of Expenses to Average Net Assets# ................     0.55%      0.42%
 Ratio of Net Investment Income to Average Net Assets# ...     4.80%      3.45%
 Ratio of Expenses without waivers and assumption of
   expenses to Average Net Assets# .......................     0.80%      0.42%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets# .........     4.55%      3.45%

  * Commencement of offering shares.
  # Short periods have been annualized.

                              FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                         TREASURY PLUS MONEY MARKET FUND


                                                                            Year ended
                                                             --------------------------------------     4/22/94*
                                                                                                        through
                                                               8/31/97        8/31/96       8/31/95     8/31/94
                                                             ----------       -------       -------     --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .....................     $   1.00       $   1.00      $  1.00      $ 1.00
                                                               --------       --------      -------      ------
 Income from Investment Operations:
  Net Investment Income ..................................        0.049          0.050        0.050       0.014
                                                               --------       --------      -------      ------
 Less Distributions:
  Dividends from Net Investment Income ...................        0.049          0.050        0.050       0.014
                                                               --------       --------      -------      ------
Net Asset Value, End of Period ...........................     $   1.00       $   1.00      $  1.00      $ 1.00
                                                               ========       ========      =======      ======
TOTAL RETURN                                                       4.98%          5.07%        5.17%       1.37%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) .................     $131,334       $106,011      $18,572      $   36
 Ratio of Expenses to Average Net Assets# ................         0.51%          0.52%        0.50%       0.49%
 Ratio of Net Investment Income to
   Average Net Assets# ...................................         4.88%          4.85%        5.23%       3.85%
 Ratio of Expenses without waivers and assumption of
   expenses to Average Net Assets# .......................         0.53%          0.63%        1.57%       0.89%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets# .........         4.86%          4.74%        4.16%       3.46%

  * Commencement of offering shares.
  # Short periods have been annualized.

                              FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                            FEDERAL MONEY MARKET FUND

                                                                              Year ended                     4/22/94*
                                                             ----------------------------------------        through
                                                               8/31/97         8/31/96        8/31/95        8/31/94
                                                             ----------        -------        -------       --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .....................     $   1.00       $   1.00       $   1.00         $  1.00
                                                               --------       --------       --------         -------
 Income From Investment Operations:
  Net Investment Income ..................................        0.050          0.050          0.053           0.015
                                                               --------       --------       --------         -------
 Less Distributions:
  Dividends from Net Investment Income ...................        0.050          0.050          0.053           0.015
                                                               --------       --------       --------         -------
Net Asset Value, End of Period ...........................     $   1.00       $   1.00       $   1.00         $  1.00
                                                               ========       ========       ========         =======
TOTAL RETURN                                                       5.12%          5.14%          5.40%           1.47%
Ratios/Supplemental Data:
 Net Assets, end of Period (000 omitted) .................     $399,644       $248,757       $148,512         $55,768
 Ratio of Expenses to Average Net Assets# ................         0.50%          0.50%          0.49%           0.35%
 Ratio of Net Investment Income to
   Average Net Assets# ...................................         5.01%          4.99%          5.32%           4.38%
 Ratio of Expenses without waivers and assumption of
   expenses to Average Net Assets# .......................         0.52%          0.52%          0.59%           0.74%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets# .........         4.99%          4.97%          5.22%           4.00%

  * Commencement of offering shares.
  # Short periods have been annualized.

                     (This Page Intentionally Left Blank)

                              FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, for each of the periods commencing subsequent to June 30, 1992, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders. Periods ended prior to July 1, 1992 were audited by other independent accountants.

                      U.S. GOVERNMENT MONEY MARKET FUND(1)

                                                                   Year Ended                 11/1/93
                                                       ---------------------------------      through
                                                       8/31/97      8/31/96      8/31/95      8/31/94**
                                                       -------      -------      -------      ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ..............   $   1.00     $   1.00     $   1.00     $   1.00
                                                      --------     --------     --------     --------
 Income from Investment Operations:
  Net Investment Income ...........................      0.050        0.050        0.052        0.027
                                                      --------     --------     --------     --------
 Less Distributions:
  Dividends from Net Investment Income ............      0.050        0.050        0.052        0.027
                                                      --------     --------     --------     --------
Net Asset Value, End of Period ....................   $   1.00     $   1.00     $   1.00     $   1.00
                                                      ========     ========     ========     ========
TOTAL RETURN                                              5.08%        5.15%        5.31%        2.70%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..........   $836,520     $801,665     $763,609     $545,999
 Ratio of Expenses to Average Net Assets# .........       0.55%        0.55%        0.55%        0.55%
 Ratio of Net Income to Average
  Net Assets# .....................................       4.97%        5.04%        5.22%        3.13%
 Ratio of Expenses without waivers and
  assumption of expenses to Average
  Net Assets# .....................................       0.60%        0.59%        0.59%        0.61%
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
  Average Net Assets# .............................       4.92%        5.00%        5.18%        3.07%


                                                                   7/1/92                  Year Ended
                                                     Year Ended    through   --------------------------------------
                                                      10/31/93    10/31/92*    6/30/92      6/30/91      6/30/90(2)
                                                    -----------   ---------  ---------      -------      ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ..............  $     1.00    $   1.00    $  1.00      $   1.00     $  1.00
                                                     ----------    --------    -------      --------     -------
 Income from Investment Operations:
  Net Investment Income ...........................       0.027       0.010      0.041(3)      0.068       0.075
                                                     ----------    --------    -------      --------     -------
 Less Distributions:
  Dividends from Net Investment Income ............       0.027       0.010      0.041(3)      0.068       0.075
                                                     ----------    --------    -------      --------     -------
Net Asset Value, End of Period ....................  $     1.00    $   1.00    $  1.00      $   1.00     $  1.00
                                                     ==========    ========    =======      ========     =======
TOTAL RETURN                                               2.70%       0.98%      4.68%         6.91%       8.13%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..........  $1,609,704    $108,505    $78,795      $193,308     $63,774
 Ratio of Expenses to Average Net Assets# .........        0.55%       0.58%      0.57%         0.57%       0.72%
 Ratio of Net Income to Average
  Net Assets# .....................................        2.66%       2.87%      4.10%         6.76%       7.46%
 Ratio of Expenses without waivers and
  assumption of expenses to Average
  Net Assets# .....................................        0.67%       0.70%      0.64%         0.65%        --
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
  Average Net Assets# .............................        2.54%       2.75%      4.03%         6.68%        --

                                    10 & 11

U.S. GOVERNMENT MONEY MARKET FUND(1)

                                                                      Year Ended
                                                        -------------------------------------
                                                         9/30/89       9/30/88       9/30/87
                                                         -------       -------       -------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ................    $   1.00      $   1.00      $   1.00
                                                         --------      --------      --------
 Income from Investment Operations:
  Net Investment Income .............................       0.083         0.065         0.058
                                                         --------      --------      --------
 Less Distributions:
  Dividends from Net Investment Income ..............       0.083         0.065         0.058
                                                         --------      --------      --------
Net Asset Value, End of Period ......................    $   1.00      $   1.00      $   1.00
                                                         ========      ========      ========
TOTAL RETURN                                                 6.34%         6.54%         5.78%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ............    $ 84,752      $ 79,541      $ 82,068
 Ratio of Expenses to Average Net Assets# ...........        0.70%         0.67%         0.64%
 Ratio of Net Income to Average Net Assets# .........        8.31%         6.54%         5.78%
 Ratio of Expenses without waivers and
  assumption of expenses to Average
  Net Assets# .......................................          --            --            --
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
  Average Net Assets# ...............................          --            --            --

(1) Trinity Government Fund and Vista U.S. Government Money Market Fund each reorganized as a new portfolio of Mutual Fund Group effective January 1, 1993 in a tax-free reorganization, and subsequently were reorganized into the Trust on October 28, 1994. The new portfolio was named Vista U.S. Government Money Market Fund.
(2) On January 31, 1990, the Trinity Government Fund was reorganized into a series of Trinity Assets Trust. Prior to the reorganization, the Trinity Government Fund had been incorporated under the laws of the State of Florida since July 10, 1980 as Pinnacle Government Fund, Inc. with a fiscal year ended September 30. Actual per share income and capital changes for the nine-month period ended June 30, 1990 have been annualized in order to provide a comparison to prior years' results.
(3)   Includes $0.001 short-term capital gain per share.
 * In 1992 the Trinity Government Fund, the predecessor to the Vista U.S. Government Money Market Fund, changed its fiscal year-end from June 30 to October 31.
** In 1994 the U.S. Government Money Market Fund changed its fiscal year-end from October 31 to August 31.
#     Short periods have been annualized.

                                    12 & 13

                              FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout the period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                              CASH MANAGEMENT FUND

                                                                       Year          5/6/96*
                                                                       ended         through
                                                                      8/31/97        8/31/96
                                                                   ------------   ------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...........................     $   1.00       $   1.00
 Income from Investment Operations:
  Net Investment Income ........................................        0.051          0.016
 Less Dividends from Net Investment Income
 ...............................................................        0.051          0.016
Net Asset Value, End of Period .................................     $   1.00       $   1.00
                                                                     ========       ========
TOTAL RETURN                                                             5.18%          1.61%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) .......................     $375,485       $433,302
 Ratio of Expenses to Average Net Assets# ......................         0.50%          0.50%
 Ratio of Net Investment Income to Average Net Assets# .........         5.07%          4.93%
 Ratio of Expenses without waivers and assumption of
   expenses to Average Net Assets# .............................         0.51%          0.52%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets# ...............         5.06%          4.91%

  * Commencement of offering shares.
  # Short periods have been annualized.

                              FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                             PRIME MONEY MARKET FUND

                                                                 Year ended                  11/15/93*
                                                    -------------------------------------    through
                                                       8/31/97      8/31/96     8/31/95       8/31/94
                                                    ----------      -------     -------      --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ..............   $   1.00     $   1.00     $  1.00     $    1.00
                                                      --------     --------     -------     ---------
 Income from Investment Operations:
  Net Investment Income ...........................      0.052        0.052       0.053         0.027
  Net Realized Loss on Securities .................         --           --      (0.003)           --
                                                      --------     --------     -------     ---------
  Total Income from Investment Operations .........      0.052        0.052       0.050         0.027
 Voluntary Capital Contribution ...................         --           --       0.003            --
                                                      --------     --------     -------     ---------
 Less Distributions:
  Dividends from Net Investment Income ............      0.052        0.052       0.053         0.027
                                                      --------     --------     -------     ---------
Net Asset Value, End of Period ....................   $   1.00     $   1.00     $  1.00     $    1.00
                                                      ========     ========     =======     =========
TOTAL RETURN                                              5.34%        5.32%       5.44%         2.75%
Ratios/Supplemental Data:
 Net Assets, end of Period (000 omitted) ..........   $499,308     $418,736     $62,737     $  73,253
 Ratio of Expenses to Average Net Assets# .........       0.45%        0.45%       0.45%         0.45%
 Ratio of Net Investment Income to
   Average Net Assets# ............................       5.17%        5.18%       5.24%         3.15%
 Ratio of Expenses without waivers and assumption
   of expenses to Average Net Assets# .............       0.53%        0.51%       0.65%         0.56%
 Ratio of Net Investment Income without waivers
   and assumption of expenses to Average
   Net Assets# ....................................       5.09%        5.12%       5.04%         3.04%

  * Commencement of operations.
  # Short periods have been annualized.

                              FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Premier Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                           TAX FREE MONEY MARKET FUND

--------------------------------------------------------------------------------------------------------
                                                       Year         Year         Year         11/1/93
                                                       Ended        Ended        Ended        through
                                                       8/31/97      8/31/96      8/31/95      8/31/94**
                                                       -------      -------      -------      ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ..............   $   1.00     $   1.00     $   1.00       $   1.00
                                                      --------     --------     --------       --------
 Income from Investment Operations:
  Net Investment Income ...........................      0.032        0.031        0.032          0.018
                                                      --------     --------     --------       --------
 Less Distributions:
  Dividends from Net Investment Income                   0.032        0.031        0.032          0.018
                                                      --------     --------     --------       --------
Net Asset Value, End of Period ....................   $   1.00     $   1.00     $   1.00       $   1.00
                                                      ========     ========     ========       ========
TOTAL RETURN                                              3.19%        3.12%        3.29%          1.79%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..........   $104,759     $145,221     $148,436       $229,306
 Ratio of Expenses to Average Net Assets# .........       0.53%        0.58%        0.56%          0.55%
 Ratio of Net Investment Income to
  Average Net Assets# .............................       3.13%        3.08%        3.21%          2.11%
 Ratio of Expenses without waivers and
  assumption of expenses to Average
  Net Assets# .....................................       0.53%        0.73%        0.84%          0.78%
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
  Average Net Assets# .............................       3.13         2.92%        2.93%          1.89%


                                                                      Year Ended                 7/18/90*
                                                      --------------------------------------     through
                                                       10/31/93      10/31/92      10/31/91     10/31/90
                                                       --------      --------      --------    ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ..............    $    1.00    $    1.00    $     1.00   $     1.00
                                                      ----------    ---------    ----------   ----------
 Income from Investment Operations:
  Net Investment Income ...........................        0.022        0.031         0.046        0.002
                                                      ----------    ---------    ----------   ----------
 Less Distributions:
  Dividends from Net Investment Income                     0.022        0.031         0.046        0.002
                                                      ----------    ---------    ----------   ----------
Net Asset Value, End of Period ....................    $    1.00    $    1.00    $     1.00   $     1.00
                                                      ==========    =========    ==========   ==========
TOTAL RETURN                                                2.21%        3.09%         4.68%        6.82%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..........    $ 225,791    $  87,027    $   19,174   $   11,320
 Ratio of Expenses to Average Net Assets# .........         0.55%        0.55%         0.55%        0.55%
 Ratio of Net Investment Income to
  Average Net Assets# .............................         2.16%        2.92%         4.39%        6.82%
 Ratio of Expenses without waivers and
  assumption of expenses to Average
  Net Assets# .....................................         0.79%        0.76%         0.82%        0.71%
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
  Average Net Assets# .............................         1.92%        2.71%         4.12%        6.66%

  *  Commencement of offering shares.
  ** In 1994 the Tax Free Money Market Fund changed its fiscal year-end from October 31 to August 31.
  #  Short periods have been annualized.

                                    16 & 17

FUND OBJECTIVES AND
INVESTMENT APPROACH

100% U.S. TREASURY SECURITIES
MONEY MARKET FUND
The Fund's objective is to provide maximum current income consistent with maximum safety of principal and maintenance of liquidity.

The Fund invests in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, which differ principally only in their interest rates, maturities and dates of issuance. The Fund does not purchase securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, and does not enter into repurchase agreements. Income on direct investments in U.S. Treasury securities is generally not subject to state and local income taxes by reason of federal law. The dollar weighted average maturity of the Fund will be 90 days or less.


TREASURY PLUS
MONEY MARKET FUND
The Fund's objective is to provide maximum current income consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, which differ principally only in their interest rates, maturities and dates of issuance. In addition, the Fund will seek to enhance its yield by investing in repurchase agreements which are fully collateralized by obligations issued or guaranteed by the U.S. Treasury. The dollar weighted average maturity of the Fund will be 60 days or less.


FEDERAL MONEY
MARKET FUND
The Fund's objective is to provide current income consistent with preservation of capital and maintenance of liquidity.

The Fund invests primarily in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and obligations issued or guaranteed as to principal and interest by certain agencies or instrumentalities of the U.S. Government. Income on direct investments in U.S. Treasury securities and obligations of the agencies and instrumentalities in which the Fund invests is generally not subject to state and local income taxes by reason of federal law. The dollar weighted average maturity of the Fund will be 90 days or less. Due to state income tax considerations, the Fund will not enter into repurchase agreements.

--------------------------------------------------------------------------------

Shareholders of the above Funds that reside in a state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gains and other income, if any, when distributed will be subject to the state's income tax. See "How Dividends and Distributions are Made; Tax Information."

U.S. GOVERNMENT
MONEY MARKET FUND
The Fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

The Fund invests substantially all of its assets in obligations issued or guaranteed by the U.S. Treasury or agencies or instrumentalities of the U.S. Government, and in repurchase agreements collateralized by these obligations. The dollar weighted average maturity of the Fund will be 60 days or less.


CASH MANAGEMENT FUND
The Fund's objective is to provide maximum current income consistent with the preservation of capital and the maintenance of liquidity.

The Fund invests in high quality, short-term U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign corporations; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development); (iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's advisers to meet comparable credit standing criteria;
(iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less.


PRIME MONEY MARKET FUND
The Fund's objective is to provide maximum current income consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in high quality, short-term U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign corporations; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development); (iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's advisers to meet comparable credit standing criteria;
(iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements. The dollar weighted average maturity of the Fund will be 60 days or less.


TAX FREE MONEY
MARKET FUND
The Fund's objective is to provide as high a level of current income which is excluded from gross income for federal income tax purposes as is consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in a non-diversified portfolio of short-term, fixed rate and variable rate Municipal Obligations (as defined under "Additional Investment Policies of Tax Free Money Market Fund"). As a fundamental policy, under normal market conditions the Fund will have at least 80% of its assets invested in Municipal Obligations the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes and does not constitute a preference item which would be subject to the federal alternative minimum tax on individuals (these preference items are referred to as "AMT Items"). Although the Fund will seek to invest 100% of its assets in such Municipal Obligations, it reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax. For temporary defensive purposes, the Fund may exceed this limitation. The dollar weighted average maturity of the Fund will be 90 days or less.

COMMON INVESTMENT
POLICIES

In lieu of investing directly, each Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the applicable Fund.

Each Fund seeks to maintain a net asset value of $1.00 per share.

The Funds invest only in U.S. dollar-denominated high-quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category by at least two national rating organizations ("NROs") (or one NRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security. Securities in which the Funds invest may not earn as high a level of current income as long-term or lower quality securities.

The Funds purchase only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

Although each Fund seeks to be fully invested, at times it may hold uninvested cash reserves, which would adversely affect its yield.

Tax Free Money Market Fund is classified as a "non-diversified" fund under federal securities law. This Fund's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Fund were diversified. Each Fund other than the Tax Free Money Market Fund is classified as a "diversified" fund under federal securities laws.

There can be no assurance that any Fund will achieve its investment objective.


OTHER INVESTMENT PRACTICES
The Funds may also engage in the following investment practice, when consistent with their overall objectives and policies. These practices, and certain associated risks, are more fully described in the SAI.

U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund other than 100% U.S. Treasury Securities Money Market Fund and Treasury Plus Money Market Fund may also invest in other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Certain U.S. Government Obligations, such as U.S. Treasury securities and direct pass-through certificates of the Government National Mortgage Association (GNMA), are backed by the "full faith and credit" of the U.S. Government. Other U.S. Government Obligations, such as obligations of Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are not backed by the "full faith and credit" of the U.S. Government. In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD AND STAND-BY
COMMITMENTS. Each Fund other than 100% U.S. Treasury Securities Money Market Fund and Federal Money Market Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. Each Fund other than the Tax Free Money Market Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. Each Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. Each Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, a Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow to buy additional securities, known as "leveraging." Each Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. A Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

STRIPS AND ZERO COUPON OBLIGATIONS. Each Fund other than 100% U.S. Treasury Securities Money Market Fund may invest up to 20% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligation is backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". Cash Management Fund, Prime Money Market Fund and Tax Free Money Market Fund may also invest in zero coupon obligations. Zero coupon obligations are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. The value of STRIPS and zero coupon obligations tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Each Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which Tax Free Money Market Fund, Cash Management Fund and Prime Money Market Fund may invest include participation certificates and, in the case of Cash Management Fund and Prime Money Market Fund, certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, a Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, a Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate a Fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments. The Internal Revenue Service has not ruled on whether interest on participations in floating or variable rate municipal obligations is tax exempt, and the Tax Free Fund would purchase such instruments based on opinions of bond counsel.

OTHER MONEY MARKET FUNDS. Each Fund other than 100% U.S. Treasury Securities Money Market Fund may invest up to 10% of its total assets in shares of other money market funds when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other money market funds.

PORTFOLIO TURNOVER. It is intended that the Funds will be fully managed by buying and selling securities, as well as holding securities to maturity. The frequency of the Funds' portfolio transactions will vary from year to year. In managing a Fund, the Fund's advisers will seek to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. More frequent turnover will generally result in higher transactions costs, including dealer mark-ups.


ADDITIONAL INVESTMENT POLICIES
OF VISTA CASH MANAGEMENT
FUND AND VISTA PRIME MONEY
MARKET FUND
Cash Management Fund and Prime Money Market Fund may also invest in the following instruments, when consistent with their overall objectives and policies. These instruments, and certain associated risks, are more fully described in the SAI.

BANK OBLIGATIONS. Bank obligations include certificates of deposit, time deposits and bankers' acceptances issued or guaranteed by U.S. banks (including their foreign branches) and foreign banks (including their U.S. branches). These obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation. Foreign bank obligations involve certain risks associated with foreign investing.

ASSET-BACKED SECURITIES. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

MUNICIPAL OBLIGATIONS. The Funds may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which they may invest. Dividends paid by these Funds that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.

SECURITIES OF FOREIGN GOVERNMENTS AND SUPRANATIONAL AGENCIES. The Funds intend to invest a substantial portion of their assets from time to time in securities of foreign governments and supranational agencies. The Funds will limit their investments in foreign government obligations to commercial paper and other short-term notes issued or guaranteed by the governments of Western Europe, Australia, New Zealand, Japan and Canada. Obligations of supranational agencies, such as the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.

CUSTODIAL RECEIPTS. The Funds may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.


ADDITIONAL INVESTMENT POLICIES
OF VISTA TAX FREE MONEY
MARKET FUND
The following provides additional information regarding the permitted investments of Tax Free Money Market Fund. These investments, and certain associated risks, are more fully described in the SAI.

MUNICIPAL OBLIGATIONS. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state or whether the interest thereon constitutes a preference item for purposes of the federal alternative minimum tax).

Municipal Obligations are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, and may include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities, or to fund short-term cash requirements. Short-term Municipal Obligations may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. The Municipal Obligations in which the Fund invests may consist of municipal notes, municipal commercial paper and municipal bonds maturing or deemed to mature in 397 days or less.

The two principal classifications of Municipal Obligations are general obligation and revenue obligation securities. General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Revenue obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases revenue obligation securities, the credit quality of which is directly related to the private user of the facilities.

From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental issuers such as hospitals or airports, provided, however, that the Fund may not invest more than 25% of the value of its total assets in such bonds if the issuers are in the same industry.

MUNICIPAL LEASE OBLIGATIONS. The Fund may invest in municipal lease obligations. These are participations in a lease obligation or installment purchase contract obligation and typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Fund may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purpose. The Fund will limit its investments in non-appropriation leases to 10% of its assets. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid.


LIMITING INVESTMENT RISKS
Specific regulations and investment restrictions help the Funds limit investment risks for their shareholders. These regulations and restrictions prohibit each Fund from: (a) with certain limited exceptions, investing more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to the Tax Free Fund or to U.S. Government Obligations held by the other Funds); (b) investing more than 10% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry (excluding U.S. Government Obligations, bank obligations and, for the Tax Free Money Market Fund, obligations of states, cities, municipalities or other public authorities, as well as municipal obligations secured by bank letters of credit or guarantees). A complete description of these and other investment policies is included in the SAI. Except for each Fund's investment objective, restriction (c) above and investment policies designated as fundamental above or in the SAI, the Funds' investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.


RISK FACTORS
GENERAL. There can be no assurance that any Fund will be able to maintain a stable net asset value. Changes in interest rates may affect the value of the obligations held by the Funds. The value of fixed income securities varies inversely with changes in prevailing interest rates, although money market instruments are generally less sensitive to changes in interest rates than are longer-term securities. For a discussion of certain other risks associated with the Funds' additional investment activities, see "Other Investment Practices," "Additional Investment Policies of Cash Management Fund and Prime Money Market Fund" and "Additional Investment Policies of Tax Free Money Market Fund."

CASH MANAGEMENT FUND AND PRIME MONEY MARKET FUND. These Funds are permitted to invest any portion of their assets in obligations of domestic banks (including their foreign branches), and in obligations of foreign issuers. The ability to concentrate in the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

Securities issued by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches), and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

TAX FREE MONEY MARKET FUND. This Fund may invest without limitation in Municipal Obligations secured by letters of credit or guarantees from U.S. banks (including their foreign branches), and may also invest in Municipal Obligations backed by foreign institutions. These investments are subject to the considerations discussed in the preceding paragraphs relating to Cash Management Fund and Prime Money Market Fund. Changes in the credit quality of banks or other financial institutions backing the Fund's Municipal Obligations could cause losses to the Fund and affect their share price. Credit enhancements which are supplied by foreign or domestic banks are not subject to federal deposit insurance.

This Fund is "non-diversified," which may make the value of its shares more susceptible to developments affecting issuers in which the Fund invest. In addition, more than 25% of the assets of the Fund may be invested in securities to be paid from revenue of similar projects, which may cause the Fund to be more susceptible to similar economic, political, or regulatory developments.

Because this Fund will invest primarily in obligations issued by states, cities, public authorities and other municipal issuers, the Fund is susceptible to factors affecting such states and their municipal issuers. A number of municipal issuers have a recent history of significant financial and fiscal difficulties. If a municipal issuer is unable to meet its financial obligations, the income derived by the Fund and the Fund's ability to preserve capital and liquidity could be adversely affected.

Interest on certain Municipal Obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT Items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investment by the Fund.

MANAGEMENT

THE FUNDS' ADVISERS
The Chase Manhattan Bank ("Chase") acts as investment adviser to each of the Funds under an Investment Advisory Agreement and has overall responsibility for investment decisions of each of the Funds, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to each of the Funds, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.10% of each Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund other than the Cash Management Fund and the Tax Free Money Market Fund, under a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for each of these Funds on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each such Fund's average daily net assets. CAM provides discretionary investment advisory services to institutional clients. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

Texas Commerce Bank, National Association ("TCB") is the sub-investment adviser to the Cash Management Fund and the Tax Free Money Market Fund under a Sub-Investment Advisory Agreement between Chase and TCB. TCB has been in the investment counselling business since 1987 and is ultimately controlled and owned by The Chase Manhattan Corporation. TCB makes investment decisions for the Cash Management Fund and the Tax Free Money Market Fund on a day-to-day basis. For these services, TCB is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each such Fund's average daily net assets. TCB is located at 600 Travis, Houston, Texas 77002.


HOW TO BUY, SELL AND
EXCHANGE SHARES

HOW TO BUY SHARES
Premier Shares may be purchased through certain investment representatives or shareholder servicing agents. Qualified investors are defined to be institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts.

All purchases made by check should be in U.S. dollars and made payable to the Chase Vista Funds. Third party checks, credit cards and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the purchase check clears, which may take 15 calendar days or longer. In addition, the redemption of shares purchased through Automated Clearing House (ACH) will not be allowed until your payment clears, which may take 7 business days or longer. In the event a check used to pay for shares is not honored by a bank, the purchase order will be cancelled and the shareholder will be liable for any losses or expenses incurred by a Fund.

Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

BUYING SHARES THROUGH THE SYSTEMATIC INVESTMENT PLAN. You can make regular investments of $100 or more per transaction through automatic periodic deduction from your bank savings or checking account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin the Plan at any time by sending a signed letter and a deposit slip or voided check to the Chase Vista Service Center. Call the Chase Vista Service Center at 1-800-622-4273 for complete instructions.

BUYING SHARES THROUGH AN INVESTMENT REPRESENTATIVE OR SHAREHOLDER SERVICING AGENT. Premier Shares of the Funds may be purchased through a shareholder servicing agent (i.e., a financial institution, such as a bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Funds) or by customers of brokers or certain financial institutions which have entered into Selected Dealer Agreements with the Funds' distributor. An investor may purchase Premier Shares by authorizing his shareholder servicing agent or investment representative to purchase shares on his behalf through the Funds' distributor. Shareholder servicing agents may offer additional services to their customers, including customized procedures for the purchase and redemption of Premier Shares, such as pre-authorized or systematic purchase and withdrawal programs and "sweep" checking programs. For further information, see "Other Information Concerning the Funds" in this prospectus and the SAI.

Shares are purchased without a sales load at the net asset value next determined after the Chase Vista Service Center receives your order in proper form on any business day during which the Federal Reserve Bank of New York and the New York Stock Exchange are open for business ("Fund Business Day"). To receive that day's dividend, the Chase Vista Service Center or your investment representative or shareholder servicing agent must generally receive your order in proper form prior to a Fund's Cut-off Time. The Funds' Cut-off Times (Eastern time) are as follows:


100% U.S. Treasury Securities
    Money Market Fund ................... Noon
Tax Free Money Market Fund .............. Noon
Federal Money Market Fund ............... 2:00 p.m.
U.S. Government Money Market
    Fund ................................ 2:00 p.m.
Cash Management Fund .................... 2:00 p.m.
Prime Money Market Fund ................. 2:00 p.m.
Treasury Plus Money Market Fund ......... 4:00 p.m.

Each Fund reserves the right to set an earlier Cut-off Time on any Fund Business Day on which the Public Securities Association ("PSA") recommends an early close to trading on the U.S. Government securities market. Generally, such earlier Cut-off Time will be noon (Eastern time). The PSA is the trade association that represents securities firms and banks that underwrite, trade and sell debt securities, both domestically and internationally. Orders for shares received and accepted prior to the Cut-off Times will be entitled to all dividends declared on that day. Orders received for shares after a Fund's Cut-off Time and prior to 4:00 p.m., Eastern time on any Fund Business Day will not be accepted and executed on the same day except at the Funds' discretion. Orders received and not accepted after a Fund's Cut-off Time will be considered received prior to the Fund's Cut-off Time on the following Fund Business Day and processed accordingly. Orders for shares are in proper form only after funds are converted to federal funds. Orders paid by check and received before a Fund's Cut-off Time will generally be available for the purchase of shares the following Fund Business Day. For purchases by wire, if federal funds are not received by the Chase Vista Service Center by 4:00 Eastern time on the day of the purchase order, the order will be canceled. The Funds reserve the right to reject any purchase order.

MINIMUM INVESTMENTS. Each Fund has established a minimum initial investment amount of $100,000 for the purchase of Premier Shares. Shareholders must maintain an average account balance of $100,000 in the Premier Shares of a Fund at all times. There is no minimum for subsequent investments.


HOW TO SELL SHARES
You can sell your Fund shares on any Fund Business Day either directly or through your investment representative or shareholder servicing agent. A Fund will only forward redemption payments on shares for which it has collected payment of the purchase price.

SELLING SHARES DIRECTLY TO A FUND. Send a signed letter of instruction to the Chase Vista Service Center. The price you receive is the next net asset value calculated after the Fund receives your request in proper form. In order to allow the advisers to most effectively manage the Funds, investors are urged to make redemption requests as early in the day as possible.

SIGNATURE GUARANTEES. If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. A Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Chase Vista Service Center for details.

DELIVERY OF PROCEEDS. A Fund generally sends you payment for your shares the Fund Business Day after your request is received in proper form, provided your request is received by the Chase Vista Service Center prior to the Fund's Cut-off Time, and assuming the

Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven business days, as permitted by federal securities laws.

TELEPHONE REDEMPTIONS. You may use Vista's Telephone Redemption Privilege to redeem shares from your account unless you have notified the Chase Vista Service Center of an address change within the preceding 30 days. Telephone redemption requests in excess of $25,000 will only be made by wire to a bank account on record with the Funds. There is a $10.00 charge for each wire transaction. Unless an investor indicates otherwise on the account application, the Funds will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Funds with his or her account registration and address as it appears on the Funds' records.

The Chase Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, a Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither a Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Vista Service Center.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Chase Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, or contact your investment representative or shareholder servicing agent. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE OR YOUR SHAREHOLDER SERVICING AGENT. Your investment representative or your shareholder servicing agent must receive your request before the Cut-off Time for your Fund to receive that day's net asset value. Your representative will be responsible for furnishing all necessary documentation to the Chase Vista Service Center. INVOLUNTARY REDEMPTION OF ACCOUNTS. Each Fund may involuntary redeem your shares if the aggregate net asset value of the shares in your account is less than $100,000 due to redemptions or if you purchase through the Systematic Investment Plan and fail to meet that Fund's investment minimum within a twelve month period. In the event of any such redemption, you will receive at least 60 days' notice prior to the redemption.


HOW TO EXCHANGE YOUR SHARES
You can exchange your shares for Premier Shares of certain other Chase Vista money market funds at net asset value and for certain classes of shares of the Chase Vista non-money market funds at net asset value plus any applicable sales charge, subject to any minimum investment requirement. Not all Chase Vista funds offer all classes of shares. The prospectus of the other Chase Vista fund into which shares are being exchanged should be read carefully and retained for future reference.

EXCHANGING BY PHONE. A Telephone Exchange Privilege is currently available. Call the Chase Vista Service Center for procedures for telephone transactions. Ask your investment representative or the Chase Vista Service Center for prospectuses of other Chase Vista funds. Please read the prospectus carefully before investing and keep it for future reference. Shares of certain Chase Vista funds are not available to residents of all states.

EXCHANGE PARAMETERS. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Chase Vista management or the Trustees believe doing so would be in the best interests of the Funds, the Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Chase Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.


HOW THE FUNDS VALUE
THEIR SHARES

The net asset value of each class of shares of each Fund is currently determined daily as of 4:00 p.m., Eastern time on each Fund Business Day by dividing the net assets of a Fund attributable to such class by the number of shares of such class outstanding at the time the determination is made. Effective with the anticipated introduction of certain automated share purchase programs, the net asset value of shares of each class of Funds available through the programs will also be determined as of 6:00 p.m., Eastern time on each Fund Business Day.

The portfolio securities of each Fund are valued at their amortized cost in accordance with federal securities laws, certain requirements of which are summarized under "Common Investment Policies." This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and the Funds will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that they will be able to do so on a continuing basis. The Board of Trustees will review the holdings of each Fund at intervals it deems appropriate to determine whether that Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based upon amortized cost. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate.


HOW DIVIDENDS AND
DISTRIBUTIONS ARE MADE;
TAX INFORMATION

The net investment income of each class of shares of each Fund is declared as a dividend to the shareholders each Fund Business Day. Dividends are declared as of the time of day which corresponds to the latest time on that day that a Fund's net asset value is determined. Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder arranges to receive dividends in cash or by ACH to a pre-established bank account, dividends are distributed in the form of additional shares. Dividends that are otherwise taxable are still taxable to you whether received in cash or additional shares. Net realized short-term capital gains, if any, will be distributed at least annually. The Funds do not expect to realize net long-term capital gains.

Net investment income for each Fund consists of all interest accrued and discounts earned, less amortization of any market premium on the portfolio assets of the Fund and the accrued expenses of the Fund.

Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If a Fund does not qualify as a regulated investment company for any taxable year or does not make distributions as it intends, the Fund will be subject to tax on all of its income and gains.

TAXATION OF DISTRIBUTIONS. All Fund distributions of net investment income will be taxable as ordinary income. Distributions by Tax Free Money Market Fund of its tax-exempt interest income will not be subject to federal income tax. Such distributions will generally be subject to state and local taxes, but may be exempt if paid out of interest on municipal obligations of the state or locality in which you reside. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain, regardless of how long you have held your shares. The taxation of your distributions is the same whether received in cash or in shares through the reinvestment of distributions.

To the extent distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, such distributions may be exempt from certain types of state and local taxes.

Early in each calendar year the Funds will notify you of the amount and tax status of distributions paid to you for the preceding year.

The above is only a summary of certain federal income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).


OTHER INFORMATION
CONCERNING THE FUNDS

DISTRIBUTION ARRANGEMENTS
The Funds' distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. U.S. Government Money Market Fund has adopted a Rule 12b-1 distribution plan which provides for the payment of distribution fees at annual rates of up to 0.10% of the average daily net assets attributable to its Premier Shares. There is no distribution plan for Premier Shares of the other Funds. Payments under the distribution plan shall be used to compensate or reimburse the Funds' distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Premier Shares of U.S. Government Money Market Fund, and are not tied to the amount of actual expenses incurred. Promotional activities for the sale of Premier Shares of U.S. Government Money Market Fund will be conducted generally by the Chase Vista Funds, and activities intended to promote the Fund's Premier Shares may also benefit the Fund's other shares and other Chase Vista funds.

VFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Chase Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.


SHAREHOLDER SERVICING AGENTS
The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Premier Shares of each Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

Shareholder servicing agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as shareholder servicing agents.

For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.

Chase and/or VFD may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of such shareholder servicing agents. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by Chase and/or VFD.

Chase and its affiliates and the Chase Vista Funds, affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.


ADMINISTRATOR AND
SUB-ADMINISTRATOR
Chase acts as the Funds' administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.05% of each Fund's average daily net assets.

VFD provides certain sub-administrative services to each Fund pursuant to a distribution and sub-administration agreement and is entitled to receive a fee for these services from each Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, Third Floor, New York, New York 10081.


CUSTODIAN
Chase acts as the Funds' custodian and fund accountant and receives compensation under an agreement with the Trust. Securities and cash of each Fund may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.


EXPENSES
Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


ORGANIZATION AND DESCRIPTION
OF SHARES
Each Fund is a portfolio of Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust in 1994 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of a Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. Fund shares will be maintained in book entry form, and no certificates representing shares owned will be issued to shareholders.

Each Fund issues multiple classes of shares. This Prospectus relates only to Premier Shares of the Funds. Premier Shares may be purchased only by qualified investors. See "How to Buy, Sell and Exchange Shares." The Funds offer other classes of shares in addition to these classes and may determine not to offer certain classes of shares. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of the Funds' shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Funds that are offered. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


PERFORMANCE INFORMATION

Each Fund may advertise its annualized "yield" and its "effective yield". Annualized "yield" is determined by assuming that income generated by an investment in a Fund over a stated seven-day period (the "yield") will continue to be generated each week over a 52-week period. It is shown as a percentage of such investment. "Effective yield" is the annualized "yield" calculated assuming the reinvestment of the income earned during each week of the 52-week period. The "effective yield" will be slightly higher than the "yield" due to the compounding effect of this assumed reinvestment.

The Tax Free Money Market Fund may also quote a "tax equivalent yield", the yield that a taxable money market fund would have to generate in order to produce an after-tax yield equivalent to a tax free fund's yield. The tax equivalent yield of the Tax Free Money Market Fund can then be compared to the yield of a taxable money market fund. Tax equivalent yields can be quoted on either a "yield" or "effective yield" basis.

Investment performance may from time to time be included in advertisements about the Funds. Performance is calculated separately for each class of shares. Because this performance information is based on historical earnings, it should not be considered as an indication or representation of future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of each Fund's portfolio, each Fund's operating expenses and which class of shares you purchase. Investment performance also reflects the risks associated with each Fund's investment objective and policies. These factors should be considered when comparing each Fund's investment results to those of other mutual funds and investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater if the limitation had not been in effect. Each Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                 MAKE THE MOST OF YOUR CHASE VISTA PRIVILEGES

The following services are available to you as a Chase Vista mutual fund shareholder.

[bullet] SYSTEMATIC INVESTMENT PLAN--Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

[bullet] SYSTEMATIC WITHDRAWAL PLAN--Make regular withdrawals of $50 or more ($100 or more for Class B and Class C accounts) monthly, quarterly or semiannually. A minimum account balance of $5,000 is required to establish a systematic withdrawal plan for Class A accounts.

[bullet] SYSTEMATIC EXCHANGE--Transfer assets automatically from one Chase Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

[bullet] FREE EXCHANGE PRIVILEGE--Exchange money between Chase Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

[bullet] REINSTATEMENT PRIVILEGE--Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

          Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B and Class C shares.


For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Chase Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392

TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

[Chase Vista Funds Logo]
P.O. Box 419392
Kansas City, MO 64141-6392


                                                                     VPMM-1-398X

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392

TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

[Chase Vista Funds Logo]
P.O. Box 419392
Kansas City, MO 64141-6392


                                                                    VPMM-1-398

                            [CHASE VISTA FUNDS LOGO]


                                VISTA(SM) SHARES

                                  PROSPECTUS
                         100% U.S. TREASURY SECURITIES
                               MONEY MARKET FUND
                        TREASURY PLUS MONEY MARKET FUND
                           FEDERAL MONEY MARKET FUND
                       U.S. GOVERNMENT MONEY MARKET FUND
                             CASH MANAGEMENT FUND
                          TAX FREE MONEY MARKET FUND
                      NEW YORK TAX FREE MONEY MARKET FUND
                     CALIFORNIA TAX FREE MONEY MARKET FUND


                       -----------------------------------
                       INVESTMENT STRATEGY: CURRENT INCOME
                       -----------------------------------


December 29, 1997, As revised March 13, 1998

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in their December 29, 1997 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Chase Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------
Investments in the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Investments in mutual funds involve risk, including the possible loss of the principal amount invested.
--------------------------------------------------------------------------------

THE TAX FREE, NEW YORK TAX FREE AND CALIFORNIA TAX FREE MONEY MARKET FUNDS MAY EACH INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF A SINGLE ISSUER; ACCORDINGLY, AN INVESTMENT IN THESE FUNDS MAY BE RISKIER THAN INVESTMENTS IN OTHER TYPES OF MONEY MARKET FUNDS.

                                TABLE OF CONTENTS


Expense Summary  ............................................................  4
 The expenses you pay on your Fund investment, including examples

Financial Highlights  .......................................................  6
 The Funds' financial history

Fund Objectives and Investment Approach
 100% U.S. Treasury Securities Money Market Fund ............................ 20
 Treasury Plus Money Market Fund ............................................ 20
 Federal Money Market Fund .................................................. 20
 U.S. Government Money Market Fund .......................................... 21
 Cash Management Fund ....................................................... 21
 Tax Free Money Market Fund ................................................. 21
 New York Tax Free Money Market Fund ........................................ 22
 California Tax Free Money Market Fund ...................................... 22

Common Investment Policies  ................................................. 23

Management  ................................................................. 30
 Chase Manhattan Bank, the Funds' adviser; Chase Asset Management and Texas Commerce Bank, the Funds' sub-advisers

How to Buy, Sell and Exchange Shares  ....................................... 31

How the Funds Value Their Shares  ........................................... 35

How Dividends and Distributions Are Made; Tax Information  .................. 36
 How the Funds distribute their earnings, and tax treatment related to those earnings

Other Information Concerning the Funds  ..................................... 37
 Distribution plans, shareholder servicing agents, administration, custodian, expenses and organization

Performance Information  .................................................... 40
 How performance is determined, stated and/or advertised

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in a Fund and is, except as described below, based on expenses incurred in the most recent fiscal year by each Fund. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

The table is provided to help you understand the expenses of investing in the Funds and your share of the operating expenses that a Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table below, may be incurred directly by customers of financial institutions in connection with an investment in a Fund. The Funds understand that Shareholder Servicing Agents may credit the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from a Fund with respect to those accounts. See "Other Information Concerning the Funds."
--------------------------------------------------------------------------------

                                              100% U.S.
                                              Treasury   Treasury               U.S.                           New York   California
                                             Securities    Plus     Federal  Government             Tax Free   Tax Free   Tax Free
                                               Money      Money      Money      Money      Cash       Money      Money      Money
                                               Market     Market    Market     Market   Management   Market     Market     Market
                                                Fund       Fund      Fund       Fund       Fund       Fund       Fund       Fund
                                             ----------  ---------  -------  ---------  ----------  --------   ---------  ----------
                                               Vista      Vista      Vista     Vista      Vista      Vista      Vista      Vista
                                               Shares     Shares     Shares    Shares     Shares     Shares     Shares     Shares
                                             ----------  ---------  -------  ---------  ----------  --------   ---------  ----------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Investment Advisory Fee (after estimated
  waiver of fee, where indicated) ...........  0.10%        0.10%    0.10%      0.10%      0.10%      0.10%      0.10%      0.00%*#
12b-1 Fee ** (after estimated waiver
  of fee, where indicated) ..................  0.08%*#      0.10%    0.10%      0.10%       n/a       0.10%      0.10%      0.05%*#
Shareholder Servicing Fee (after estimated
  waiver of fee,  where indicated) ..........  0.30%*#      0.28%*#  0.20%*     0.23%*     0.33%*     0.22%*     0.26%*     0.10%*
Other Expenses (after estimated
  waiver of fee, where indicated) ...........  0.11%*#      0.11%*#  0.30%      0.16%      0.16%      0.17%      0.13%*#    0.40%#
Total Fund Operating Expenses (after
  waivers  of fees, where indicated) ........  0.59%*       0.59%*   0.70%*     0.59%*     0.59%*     0.59%*     0.59%*     0.55%*

EXAMPLES
Your investment of $1,000 would
incur the following expenses,
assuming 5% annual return:
1 year ......................................   $ 6          $ 6      $ 7        $ 6        $ 6        $ 6        $ 6        $ 6
3 years .....................................    19           19       22         19         19         19         19         18
5 years .....................................    33           33       39         33         33         33         33         31
10 years ....................................    74           74       87         74         74         74         74         69

* Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the Investment Advisory Fee, 12b-1 Fee and Shareholder Servicing Fee would be 0.10%, 0.10% and 0.35%, respectively, for each such Fund. Other Expenses would be 0.16%, 0.16% and 0.18% for 100% U.S. Treasury Securities Money Market Fund, Treasury Plus Money Market Fund and New York Tax Free Money Market Fund, respectively, and Total Fund Operating Expenses for 100% U.S. Treasury Securities Money Market Fund, Treasury Plus Money Market Fund, Federal Money Market Fund, U.S. Government Money Market Fund, Cash Management Fund, Tax Free Money Market Fund, New York Tax Free Money Market Fund and California Tax Free Money Market Fund would be 0.71%, 0.71%, 0.85%, 0.71%, 0.61%, 0.72%, 0.73 and 0.95%, respectively. Chase has agreed to waive fees payable to it and/or reimburse expenses for a two year period commencing on May 6, 1996 to the extent necessary to prevent Total Fund Operating Expenses for Vista Shares of the Treasury Plus Money Market Fund, U.S. Government Money Market Fund, Cash Management Fund, Tax Free Money Market Fund and New York Tax Free Money Market Fund from exceeding 0.73%, 0.76%, 0.72%, 0.74% and 0.71%, respectively, of average net assets during such period.

** Long-term shareholders in mutual funds with 12b-1 fees, such as holders of Vista Shares of all Funds except Cash Management Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

#  Restated from most recent fiscal year to reflect current waiver arrangements.


                                      4 & 5

                             FINANCIAL HIGHLIGHTS

On May 3, 1996, the Hanover 100% U.S Treasury Securities Money Market Fund ("Hanover 100% Treasury Fund") merged into 100% U.S. Treasury Securities Money Market Fund, which was created to be the successor to the Hanover 100% Treasury Fund. The table set forth below provides selected per share data and ratios for one Hanover 100% Treasury Fund share outstanding through May 3, 1996 and one Vista Share of the 100% U.S. Treasury Securities Money Market Fund outstanding for periods thereafter. This information is supplemented by financial statements and accompanying notes appearing in the Hanover 100% Treasury Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1995 and the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which both are incorporated by reference into the SAI. Shareholders may obtain a copy of these annual reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, for the year ended August 31, 1997 and the period ended August 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Fund's Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.

                         100% U.S. TREASURY SECURITIES
                               MONEY MARKET FUND
--------------------------------------------------------------------------------


                                                                                            Year Ended
                                                                       ------------------------------------------------
                                              Year       12/01/95                                                          7/1/91*
                                              Ended      through                                                           through
                                             8/31/97     8/31/96**      11/30/95      11/30/94     11/30/93    11/30/92    11/30/91
                                           ----------    ----------    ----------    ----------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...   $     1.00    $     1.00    $    1.000    $    1.000    $  1.000    $  1.000    $  1.000
                                           ----------    ----------    ----------    ----------    --------    --------    --------
 Income from Investment Operations:
  Net Investment Income ................        0.048         0.035         0.050         0.033       0.026       0.033       0.021
                                           ----------    ----------    ----------    ----------    --------    --------    --------
 Less Distributions:
  Dividends from Net Investment
 Income ................................        0.048         0.035         0.050         0.033       0.026       0.033       0.021
                                           ----------    ----------    ----------    ----------    --------    --------    --------
Net Asset Value, End of Period .........   $     1.00    $     1.00    $    1.000    $    1.000    $  1.000    $  1.000    $  1.000
                                           ==========    ==========    ==========    ==========    ========    ========    ========
TOTAL RETURN ...........................         4.87%         3.50%         5.15%         3.32%       2.62%       3.33%       2.58%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)   $2,376,214    $1,671,603    $1,337,549    $1,024,125    $873,631    $383,688    $141,875
 Ratio of Expenses to Average Net
  Assets# ..............................         0.59%         0.60%         0.58%         0.59%       0.58%       0.55%       0.45%
 Ratio of Net Investment Income to
  Average Net Assets# ..................         4.74%         4.58%         4.99%         3.26%       2.58%       3.28%       5.02%
 Ratio of Expenses without waivers and
  assumption of expenses to
  Average Net Assets# ..................         0.71%         0.68%         0.61%         0.62%       0.61%       0.67%       0.74%
 Ratio of Net Investment Income
  without waivers and assumption of
  expenses to Average Net Assets # .....         4.62%         4.50%         4.96%         3.23%       2.55%       3.16%       4.73%

*  Fund commenced operations on July 1, 1991.
** In 1996, the Fund changed its fiscal year end from November 30 to August 31. # Short periods have been annualized.


                                     6 & 7

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout the period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                         TREASURY PLUS MONEY MARKET FUND


                                                           Year        5/6/96*
                                                           Ended       through
                                                          8/31/97      8/31/96
                                                        ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .................  $     1.00   $     1.00
                                                        ----------   ----------
 Income from Investment Operations:
  Net Investment Income ..............................       0.048        0.015
                                                        ----------   ----------
  Less Dividends from Net Investment Income ..........       0.048        0.015
                                                        ----------   ----------
Net Asset Value, End of Period .......................  $     1.00   $     1.00
                                                        ==========   ==========
TOTAL RETURN .........................................        4.89%        1.50%
                                                        ==========   ==========
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) .............  $1,605,845   $1,382,184
 Ratio of Expenses to Average Net Assets# ............        0.59%        0.59%
 Ratio of Net Investment Income to
   Average Net Assets# ...............................        4.79%        4.63%
 Ratio of Expenses without waivers and assumption
   of expenses to Average Net Assets# ................        0.70%        0.73%
 Ratio of Net Investment Income without waivers
   and assumption of expenses to Average Net Assets# .        4.68%        4.49%


*  Commencement of offering shares.

#  Short periods have been annualized.

                              FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                           FEDERAL MONEY MARKET FUND

                                        Year      Year       Year      5/9/94*
                                        ended     ended      ended     through
                                       8/31/97   8/31/96    8/31/95    8/31/94
                                      --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning
  of Period ......................... $   1.00   $   1.00   $   1.00   $   1.00
 Income from Investment Operations:
  Net Investment Income .............    0.048      0.048      0.051      0.013
                                      --------   --------   --------   --------
  Total from Investment Operations ..    0.048      0.048      0.051      0.013
 Less Distributions:
  Dividends from Net
  Investment Income .................    0.048      0.048      0.051      0.013
                                      --------   --------   --------   --------
Net Asset Value, End of Period ...... $   1.00   $   1.00   $   1.00   $   1.00
                                      ========   ========   ========   ========
TOTAL RETURN                              4.91%      4.83%      5.20%      1.26%
Ratios/Supplemental Data
 Net Assets, End of Period
   (000 omitted) .................... $301,031   $352,934   $203,399   $ 19,955
 Ratio of Expenses to Average
   Net Assets# ......................     0.70%      0.70%      0.69%      0.40%
 Ratio of Net Investment Income
   to Average Net Assets# ...........     4.79%      4.79%      5.16%      4.36%
 Ratio of Expenses without waivers
   and assumption of expenses to
   Average Net Assets# ..............     0.82%      0.93%      0.93%      1.02%
 Ratio of Net Investment Income
   without waivers and assumptions
   of expenses to Average
   Net Assets# ......................     4.67%      4.56%      4.92%      3.74%

*  Commencement of offering shares.
#  Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                       U.S. GOVERNMENT MONEY MARKET FUND

                                        Year             Year             Year         11/1/93         1/1/93*
                                        ended            ended            ended        through        through
                                       8/31/97          8/31/96          8/31/95       8/31/94**      10/31/93
                                      ----------       ----------       --------       --------       --------
PER SHARE OPERATING PER-
  FORMANCE
Net Asset Value, Beginning of Period  $     1.00       $     1.00       $   1.00       $   1.00       $   1.00
                                      ----------       ----------       --------       --------       --------
 Income from Investment Operations:
  Net Investment Income ............       0.049            0.049          0.049          0.025          0.019
                                      ----------       ----------       --------       --------       --------
 Less Distributions:
  Dividends from Net Investment
  Income ...........................       0.049            0.049          0.049          0.025          0.019
                                      ----------       ----------       --------       --------       --------
Net Asset Value, End of Period .....  $     1.00       $     1.00       $   1.00       $   1.00       $   1.00
                                      ==========       ==========       ========       ========       ========
TOTAL RETURN .......................        5.04%            4.97%          5.05%          2.48%          2.02%
Ratios/Supplemental Data
 Net Assets, End of Period (000
  omitted) .........................  $2,139,368       $2,057,023       $341,336       $335,365       $323,498
 Ratio of Expenses to Average Net
  Assets# ..........................        0.59%            0.65%          0.80%          0.80%          0.82%
 Ratio of Net Investment Income to
  Average Net Assets# ..............        4.93%            4.83%          4.93%          2.94%          2.39%
 Ratio of Expenses without waivers
   and assumption of expenses to
   Average Net Assets# .............        0.72%            0.73%          0.80%          0.80%          0.82%
 Ratio of Net Investment Income
   without waivers and assumption
   of expenses to Average Net
   Assets# .........................        4.80%            4.75%          4.93%          2.94%          2.39%

*  Commencement of offering shares.
** In 1994 the U.S. Government Money Market Fund changed its fiscal year-end from October 31 to August 31.
#  Short periods have been annualized.

                     (This Page Intentionally Left Blank)

                             FINANCIAL HIGHLIGHTS

On May 3, 1996, the Hanover Cash Management Fund merged into Cash Management Fund. The table set forth below provides selected per share data and ratios for one Hanover Cash Management Fund share (the accounting survivor of the merger) outstanding through May 3, 1996 and one Vista Share of the Cash Management Fund outstanding for periods thereafter. This information is supplemented by financial statements and accompanying notes appearing in the Hanover Cash Management Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1995 and the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which both are incorporated by reference into the SAI. Shareholders may obtain a copy of these annual reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, for the year ended August 31, 1997 and the period ended August 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Fund's Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.

                              CASH MANAGEMENT FUND
--------------------------------------------------------------------------------

                                                                                                         Year Ended
                                                                                                   ------------------------
                                                                  Year             12/1/95
                                                                 Ended            through
                                                                  8/31/97          8/31/96**        11/30/95       11/30/94
                                                                ----------       ----------        ----------     ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .......................    $    1.000       $    1.000        $    1.000     $   1.000
                                                                ----------       ----------        ----------     ---------
 Income from Investment Operations:
  Net Investment Income ....................................         0.050            0.037             0.054         0.036
                                                                ----------       ----------        ----------     ---------
 Less Distributions:
  Dividends from Net Investment Income .....................         0.050            0.037             0.054         0.036
                                                                ----------       ----------        ----------     ---------
Net Asset Value, End of Period .............................    $    1.000       $    1.000        $    1.000     $   1.000
                                                                ==========       ==========        ==========     =========
TOTAL RETURN                                                          5.09%            3.69%             5.49%         3.62%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ...................    $2,576,142       $1,621,212        $1,634,493     $ 990,045
 Ratio of Expenses to Average Net Assets# ..................          0.59%            0.60%             0.58%         0.58%
 Ratio of Net Investment Income to Average Net Assets# .....          4.99%            4.91%             5.35%         3.62%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ..........................          0.62%            0.63%             0.62%         0.62%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets # ...........          4.96%            4.88%             5.31%         3.58%



                                                                                    Year Ended                          1/17/89*
                                                               ---------------------------------------------------       through
                                                                11/30/93     11/30/92       11/30/91      11/30/90      11/30/90
                                                               ---------     ---------      ---------     --------      --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .......................   $   1.000     $   1.000      $  1.000      $  1.000      $  1.000
                                                               ---------     ---------      --------      --------      --------
 Income from Investment Operations:
  Net Investment Income ....................................       0.027         0.035         0.059         0.077         0.076
                                                               ---------     ---------      --------      --------      --------
 Less Distributions:
  Dividends from Net Investment Income .....................       0.027         0.035         0.059         0.077         0.076
                                                               ---------     ---------      --------      --------      --------
Net Asset Value, End of Period .............................   $   1.000     $   1.000      $  1.000      $  1.000      $  1.000
                                                               =========     =========      ========      ========      ========
TOTAL RETURN                                                        2.74%         3.51%         6.01%         7.94%         7.83%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ...................   $ 861,025     $ 560,173      $343,166      $196,103      $134,503
 Ratio of Expenses to Average Net Assets# ..................        0.61%         0.67%         0.67%         0.67%         0.67%
 Ratio of Net Investment Income to Average Net Assets# .....        2.70%         3.41%         5.84%         7.65%         8.62%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ..........................        0.64%         0.72%         0.73%         0.73%         0.74%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets# ............        2.67%         3.36%         5.78%         7.59%         8.55%

*  Fund commenced operations January 17, 1989.
** In 1996, the Fund changed its fiscal year end from November 30 to August 31. # Short periods have been annualized.


                                    12 & 13

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders can obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                   TAX FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                               Year            Year          Year          11/1/93
                                                               ended           ended         ended         through
                                                              8/31/97         8/31/96       8/31/95        8/31/94**
                                                              --------       --------       --------       --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...................      $   1.00       $   1.00       $   1.00       $   1.00
                                                              --------       --------       --------       --------
 Income from Investment Operations:
  Net Investment Income ................................         0.031          0.029          0.029          0.015
                                                              --------       --------       --------       --------
 Less Distributions:
  Dividends from Net Investment Income .................         0.031          0.029          0.029          0.015
                                                              --------       --------       --------       --------
Net Asset Value, End of Period .........................      $   1.00       $   1.00       $   1.00       $   1.00
                                                              ========       ========       ========       ========
TOTAL RETURN ...........................................          3.12%          2.92%          2.99%          1.54%
Ratios/Supplemental Data:
 Net Assets, End of Period
   (000 omitted) .......................................      $565,625       $574,115       $166,915       $121,710
 Ratio of Expenses to Average
   Net Assets# .........................................          0.59%          0.69%          0.86%          0.85%
 Ratio of Net Investment Income
   to Average Net Assets# ..............................          3.08%          2.89%          2.96%          1.82%
 Ratio of Expenses without
   waivers and assumption of
   expenses to Average Net Assets# .....................          0.73%          0.80%          0.94%          0.85%
 Ratio of Net Investment Income
   without waivers and assumption
   of expenses to Average Net Assets# ..................          2.94%          2.78%          2.87%          1.82%

                                                                                 Year Ended                                 9/4/87*
                                                   --------------------------------------------------------------------     through
                                                   10/31/93    10/31/92    10/31/91    10/31/90    10/31/89    10/31/88    10/31/87
                                                   --------    --------    --------    --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...........   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                   --------    --------    --------    --------    --------    --------    --------
 Income from Investment Operations:
  Net Investment Income ........................      0.019       0.028       0.043       0.054       0.056       0.045       0.007
                                                   --------    --------    --------    --------    --------    --------    --------
 Less Distributions:
  Dividends from Net Investment Income .........      0.019       0.028       0.043       0.054       0.056       0.045       0.007
                                                   --------    --------    --------    --------    --------    --------    --------
Net Asset Value, End of Period .................   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                   ========    ========    ========    ========    ========    ========    ========
TOTAL RETURN ...................................       1.90%       2.79%       4.37%       5.47%       5.76%       4.61%       4.50%
Ratios/Supplemental Data:
 Net Assets, End of Period
   (000 omitted) ...............................   $160,497    $145,241    $115,770    $112,770    $107,534    $116,260    $133,177
 Ratio of Expenses to Average
   Net Assets# .................................       0.85%       0.85%       0.85%       0.85%       0.85%       0.85%       0.85%
 Ratio of Net Investment
   Income to Average Net Assets# ...............       1.88%       2.70%       4.27%       5.33%       5.59%       4.47%       4.47%
 Ratio of Expenses without
   waivers and assumption of
   expenses to Average Net Assets# .............       0.91%       0.98%       0.99%       0.97%       1.01%       1.02%       1.18%
 Ratio of Net Investment Income
   without waivers and assumption
   of expenses to Average Net Assets# ..........       1.83%       2.57%       4.13%       5.21%       5.43%       4.30%       4.15%

*  Commencement of offering shares.
** In 1994 the Tax Free Money Market Fund changed its fiscal year-end from
   October 31 to August 31.
#  Short periods have been annualized.

                                    14 & 15

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders can obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                    NEW YORK TAX FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                Year               Year               Year             11/1/93
                                                               ended              ended              ended             through
                                                              8/31/97            8/31/96            8/31/95            8/31/94**
                                                              --------           --------           --------           --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...................      $   1.00           $   1.00           $   1.00           $   1.00
                                                              --------           --------           --------           --------
Income from Investment Operations:
Net Investment Income ..................................         0.030              0.028              0.028              0.015
                                                              --------           --------           --------           --------
 Less Distributions:
  Dividends from Net Investment Income .................         0.030              0.028              0.028              0.015
                                                              --------           --------           --------           --------
Net Asset Value, End of Period .........................      $   1.00           $   1.00           $   1.00           $   1.00
                                                              ========           ========           ========           ========
TOTAL RETURN ...........................................          3.02%              2.85%              2.88%              1.48%
Ratios/Supplemental Data:
 Net Assets, End of Period
   (000 omitted) .......................................      $956,766           $890,413           $378,400           $365,669
 Ratio of Expenses to Average
   Net Assets# .........................................          0.59%              0.74%              0.86%              0.85%
 Ratio of Net Investment Income to
  Average Net Assets# ..................................          2.97%              2.79%              2.84%              1.77%
 Ratio of Expenses without waivers
  and assumption of expenses to
  Average Net Assets# ..................................          0.73%              0.83%              0.95%              0.85%
 Ratio of Net Investment Income
  without waivers and assumption
  of expenses to Average Net Assets# ...................          2.83%              2.70%              2.75%              1.77%

                                                                                  Year Ended
                                                                                  Year Ended                               9/4/87*
                                                   --------------------------------------------------------------------    through
                                                   10/31/93    10/31/92    10/31/91    10/31/90    10/31/89    10/31/88    10/31/87
                                                   --------    --------    --------    --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...........   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                   --------    --------    --------    --------    --------    --------    --------
Income from Investment Operations:
Net Investment Income ..........................      0.017       0.025       0.038       0.050       0.051       0.043       0.009
                                                   --------    --------    --------    --------    --------    --------    --------
 Less Distributions:
  Dividends from Net Investment Income .........      0.017       0.025       0.038       0.050       0.051       0.043       0.009
                                                   --------    --------    --------    --------    --------    --------    --------
Net Asset Value, End of Period .................   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                   ========    ========    ========    ========    ========    ========    ========
TOTAL RETURN ...................................       1.75%       2.53%       3.87%       5.02%       5.28%       4.50%       4.71%
Ratios/Supplemental Data:
 Net Assets, End of Period
   (000 omitted) ...............................   $300,425    $285,889    $230,855    $251,897    $252,201    $230,639    $  2,385
 Ratio of Expenses to Average
   Net Assets# .................................       0.85%       0.85%       0.85%       0.83%       0.81%       0.78%       0.25%
 Ratio of Net Investment Income to
   Average Net Assets# .........................       1.72%       2.48%       3.83%       4.91%       5.15%       4.26%       4.71%
 Ratio of Expenses without waivers
   and assumption of expenses to
   Average Net Assets# .........................       0.89%       0.92%       0.92%       0.91%       0.95%       1.10%       1.50%
 Ratio of Net Investment Income
   without waivers and assumption
   of expenses to Average Net Assets# ..........       1.68%       2.41%       3.76%       4.83%       5.01%       3.94%       3.46%

*  Commencement of operations.
** In 1994 the New York Tax Free Money Market Fund changed its fiscal year-end from October 31 to August 31.
#  Short periods have been annualized.

                                    16 & 17

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders can obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders.


CALIFORNIA TAX FREE MONEY MARKET FUND FUND


--------------------------------------------------------------------------------

                                                                  Year        Year        Year      11/1/93       Year      3/4/92*
                                                                 ended       ended       ended      through      ended      through
                                                                8/31/97     8/31/96     8/31/95     8/31/94**   10/31/93    10/31/92
                                                                 ------      ------      ------      ------      ------      ------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .......................     $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                                 ------      ------      ------      ------      ------      ------
 Income from Investment Operations:
  Net Investment Income ....................................      0.300       0.030       0.033       0.018       0.023       0.019
                                                                 ------      ------      ------      ------      ------      ------
 Less Distributions:
  Dividends from Net Investment Income .....................      0.300       0.030       0.033       0.018       0.023       0.019
                                                                 ------      ------      ------      ------      ------      ------
Net Asset Value, End of Period .............................     $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                                 ======      ======      ======      ======      ======      ======
TOTAL RETURN ...............................................       3.02%       3.06%       3.32%       1.82%       2.30%       2.89%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ...................     $45,509     $42,819     $58,315     $64,423     $45,346     $44,643
 Ratio of Expenses to Average Net Assets# ..................       0.56%       0.56%       0.48%       0.46%       0.42%       0.06%
 Ratio of Net Investment Income to Average Net Assets# .....       2.99%       3.03%       3.25%       2.17%       2.26%       2.86%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ..........................       0.86%       1.02%       1.07%       0.94%       1.02%       1.23%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets# ............       2.69%       2.57%       2.66%       1.69%       1.66%       1.69%


*  Commencement of operations.

** In 1994 the California Tax Free Money Market Fund changed its fiscal year-end from October 31 to August 31.

#  Short periods have been annualized.


                                    18 & 19

FUND OBJECTIVES AND
INVESTMENT APPROACH

100% U.S. TREASURY SECURITIES
MONEY MARKET FUND

The Fund's objective is to provide maximum current income consistent with maximum safety of principal and maintenance of liquidity.

The Fund invests in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, which differ principally only in their interest rates, maturities and dates of issuance. The Fund does not purchase securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, and does not enter into repurchase agreements. Income on direct investments in U.S. Treasury securities is generally not subject to state and local income taxes by reason of federal law. The dollar weighted average maturity of the Fund will be 90 days or less.


TREASURY PLUS
MONEY MARKET FUND

The Fund's objective is to provide maximum current income consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, which differ principally only in their interest rates, maturities and dates of issuance. In addition, the Fund will seek to enhance its yield by investing in repurchase agreements which are fully collateralized by obligations issued or guaranteed by the U.S. Treasury. The dollar weighted average maturity of the Fund will be 60 days or less.

FEDERAL
MONEY MARKET FUND

The Fund's objective is to provide current income consistent with preservation of capital and maintenance of liquidity.

The Fund invests primarily in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and obligations issued or guaranteed as to principal and interest by certain agencies or instrumentalities of the U.S. Government. Income on direct investments in U.S. Treasury securities and obligations of the agencies and instrumentalities in which the Fund invests is generally not subject to state and local income taxes by reason of federal law. The dollar weighted average maturity of the Fund will be 90 days or less. Due to state income tax considerations, the Fund will not enter into repurchase agreements.


--------------------------------------------------------------------------------
Shareholders of the above Funds that reside in a state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gains and other income, if any, when distributed will be subject to the state's income tax. See "How Dividends and Distributions are Made; Tax Information."

U.S. GOVERNMENT
MONEY MARKET FUND

The Fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

The Fund invests substantially all of its assets in obligations issued or guaranteed by the U.S. Treasury, or agencies or instrumentalities of the U.S. Government, and in repurchase agreements collateralized by these obligations. The dollar weighted average maturity of the Fund will be 60 days or less.


CASH MANAGEMENT FUND

The Fund's objective is to provide maximum current income consistent with the preservation of capital and the maintenance of liquidity.

The Fund invests in high quality, short-term U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign corporations; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development); (iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's advisers to meet comparable credit standing criteria;
(iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less.


TAX FREE
MONEY MARKET FUND

The Fund's objective is to provide as high a level of current income which is excluded from gross income for federal income tax purposes as is consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in a non-diversified portfolio of short-term, fixed rate and variable rate Municipal Obligations (as defined under "Additional Investment Policies of the Tax Free Funds"). As a fundamental policy, under normal market conditions the Fund will have at least 80% of its assets invested in Municipal Obligations the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes and does not constitute a preference item which would be subject to the federal alternative minimum tax on individuals (these preference items are referred to as "AMT Items"). Although the Fund will seek to invest 100% of its assets in such Municipal Obligations, it reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax. For temporary defensive purposes, the Fund may exceed this limitation. The dollar weighted average maturity of the Fund will be 90 days or less.


NEW YORK TAX FREE MONEY
MARKET FUND

The Fund's objective is to provide as high a level of current income which is excluded from gross income for federal income tax purposes and from New York State and New York City personal income taxes as is consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in a non-diversified portfolio of short-term, fixed rate and variable rate Municipal Obligations. Except when the Fund's advisers determine that acceptable securities are unavailable for investment, at least 65% of the assets of the Fund will be invested in New York Municipal Obligations (as defined under "Additional Investment Policies of the Tax Free Funds"), although the exact amount of its assets invested in such securities will vary from time to time. To the extent suitable New York Municipal Obligations are not available for investment, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities. The portion of the Fund's assets invested in such other Municipal Obligations would generally be subject to New York State and New York City personal income taxes.

As a fundamental policy, under normal market conditions the Fund will have at least 80% of its assets invested in Municipal Obligations the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes and which are not AMT Items. Although the Fund will seek to invest 100% of its assets in such Municipal Obligations, it reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax. For temporary defensive purposes, the Fund may exceed this limitation. The dollar weighted average maturity of the Fund will be 90 days or less.


CALIFORNIA TAX FREE MONEY
MARKET FUND

The Fund's objective is to provide as high a level of current income exempt from federal and State of California income taxes as is consistent with the preservation of capital and maintenance of liquidity.

The Fund invests primarily in a non-diversified portfolio of California Municipal Obligations (as defined under "Additional Investment Policies of the Tax Free Funds"). As a fundamental policy, the Fund will invest at least 65% of the value of its total assets in California Municipal Obligations, except when the Fund is maintaining a temporary defensive position. To the extent suitable California Municipal Obligations are not available for investment, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities. The portion of the Fund's assets invested in such other Municipal Obligations would generally be subject to California state personal income tax.

As a fundamental policy, the Fund will invest at least 80% of the value of its net assets in Municipal Obligations, except when the Fund is maintaining a temporary defensive position. Although the Fund will seek to invest 100% of its assets in Municipal Obligations, it reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax. For temporary defensive purposes, the Fund may exceed this limitation. The dollar weighted average maturity of the Fund will be 90 days or less.



COMMON INVESTMENT
POLICIES

In lieu of investing directly, each Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the applicable Fund.

Each Fund seeks to maintain a net asset value of $1.00 per share.

The Funds invest only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category (the two highest short-term rating categories in the case of New York Tax Free Money Market Fund and California Tax Free Money Market Fund) by at least two national rating organizations ("NROs") (or one NRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security. Securities in which the Funds invest may not earn as high a level of current income as long-term or lower quality securities.

The Funds purchase only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

Although each Fund seeks to be fully invested, at times it may hold uninvested cash reserves, which would adversely affect its yield.

Tax Free Money Market Fund, New York Tax Free Money Market Fund and California Tax Free Money Market Fund (together, the "Tax Free Funds") are classified as "non-diversified" funds under federal securities law. These Funds' assets may be more concentrated in the securities of any single issuer or group of issuers than if the Funds were diversified. Each Fund other than the Tax Free Funds is classified as a "diversified" fund under federal securities law.

There can be no assurance that any Fund will achieve its investment objective.


OTHER INVESTMENT PRACTICES

The Funds may also engage in the following investment practices when consistent with their overall objectives and policies. These practices, and certain associated risks, are more fully described in the SAI.

U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund other than 100% U.S. Treasury Securities Money Market Fund and Treasury Plus Money Market Fund may also invest in other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Certain U.S. Government Obligations, such as U.S. Treasury securities and direct pass-through certificates of the Government National Mortgage Association (GNMA), are backed by the "full faith and credit" of the U.S. Government. Other U.S. Government Obligations, such as obligations of Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are not backed by the "full faith and credit" of the U.S. Government. In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD AND STAND-BY COMMITMENTS. Each Fund other than 100% U.S. Treasury Securities Money Market Fund and Federal Money Market Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. Each Fund other than the Tax Free Funds also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. Each Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. Each Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, a Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow to buy additional securities, known as "leveraging." Each Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. A Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest).
A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

STRIPS AND ZERO COUPON OBLIGATIONS. Each Fund other than 100% U.S. Treasury Securities Money Market Fund may invest up to 20% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligation is backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". Cash Management Fund and each Tax Free Fund may also invest in zero coupon obligations. Zero coupon obligations are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. The value of STRIPS and zero coupon obligations tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Each Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which the Tax Free Funds and the Cash Management Fund may invest include participation certificates and, in the case of Cash Management Fund, certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, a Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, a Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate a Fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments. The Internal Revenue Service has not ruled on whether interest on participations in floating or variable rate municipal obligations is tax exempt, and the Tax Free Funds would purchase such instruments based on opinions of bond counsel.

OTHER MONEY MARKET FUNDS. Each Fund other than 100% U.S. Treasury Securities Money Market Fund may invest up to 10% of its total assets in shares of other money market funds when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other money market funds.

PORTFOLIO TURNOVER. It is intended that the Funds will be fully managed by buying and selling securities, as well as holding securities to maturity. The frequency of the Funds' portfolio transactions will vary from year to year. In managing a Fund, the Fund's advisers will seek to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. More frequent turnover will generally result in higher transactions costs, including dealer mark-ups.


ADDITIONAL INVESTMENT POLICIES
OF CASH MANAGEMENT FUND

Cash Management Fund may also invest in the following instruments, when consistent with its overall objective and policies. These instruments, and certain associated risks, are more fully described in the SAI.

BANK OBLIGATIONS. Bank obligations include certificates of deposit, time deposits and bankers' acceptances issued or guaranteed by U.S. banks (including their foreign branches) and foreign banks (including their U.S. branches). These obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation. Foreign bank obligations involve certain risks associated with foreign investing.

ASSET-BACKED SECURITIES. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

MUNICIPAL OBLIGATIONS. The Fund may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which it may invest. Dividends paid by this Fund that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.

SECURITIES OF FOREIGN GOVERNMENTS AND SUPRANATIONAL AGENCIES. The Fund intends to invest a substantial portion of its assets from time to time in securities of foreign governments and supranational agencies. The Fund will limit its investments in foreign government obligations to commercial paper and other short-term notes issued or guaranteed by the governments of Western Europe, Australia, New Zealand, Japan and Canada. Obligations of supranational agencies, such as the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.

CUSTODIAL RECEIPTS. The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.


ADDITIONAL INVESTMENT
POLICIES OF THE TAX FREE FUNDS

The following provides additional information regarding the permitted investments of the Tax Free Funds. These investments, and certain associated risks, are more fully described in the SAI.

MUNICIPAL OBLIGATIONS. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state or whether the interest thereon constitutes a preference item for purposes of the federal alternative minimum tax). "New York Municipal Obligations" are Municipal Obligations of the State of New York and its political subdivisions and of Puerto Rico, other U.S. territories and their political subdivisions, the interest on which, in the opinion of bond counsel, is exempt from New York State and New York City personal income taxes. "California Municipal Obligations" are Municipal Obligations of the State of California, its political subdivisions, authorities and corporations, the interest on which, in the opinion of bond counsel, is exempt from State of California personal income taxes.

Municipal Obligations are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, and may include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities, or to fund short-term cash requirements. Short-term Municipal Obligations may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. The Municipal Obligations in which the Tax Free Funds invest may consist of municipal notes, municipal commercial paper and municipal bonds maturing or deemed to mature in 397 days or less.

The two principal classifications of Municipal Obligations are general obligation and revenue obligation securities. General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Revenue obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases revenue obligation securities, the credit quality of which is directly related to the private user of the facilities.

From time to time, each Tax Free Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental issuers such as hospitals or airports, provided, however, that a Tax Free Fund may not invest more than 25% of the value of its total assets in such bonds if the issuers are in the same industry.

MUNICIPAL LEASE OBLIGATIONS. The Tax Free Funds may invest in municipal lease obligations. These are participations in a lease obligation or installment purchase contract obligation and typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Fund may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purpose. Each Tax Free Fund will limit investments in non-appropriation leases to 10% of its assets. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid.


LIMITING INVESTMENT RISKS

Specific regulations and investment restrictions help the Funds limit investment risks for their shareholders. These regulations and restrictions prohibit each Fund from: (a) with certain limited exceptions, investing more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to the Tax Free Funds or to U.S. Government Obligations held by the other Funds); (b) investing more than 10% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry (excluding U.S. Government Obligations, bank obligations and, for the Tax Free Funds, obligations of states, cities, municipalities or other public authorities, as well as municipal obligations secured by bank letters of credit or guarantees). A complete description of these and other investment policies is included in the SAI. Except for each Fund's investment objective, restriction (c) above and investment policies designated as fundamental above or in the SAI, the Funds' investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

RISK FACTORS

GENERAL. There can be no assurance that any Fund will be able to maintain a stable net asset value. Changes in interest rates may affect the value of the obligations held by the Funds. The value of fixed income securities varies inversely with changes in prevailing interest rates, although money market instruments are generally less sensitive to changes in interest rates than are longer-term securities. For a discussion of certain other risks associated with the Funds' additional investment activities, see "Other Investment Practices," "Additional Investment Policies of Cash Management Fund" and "Additional Investment Policies of the Tax Free Funds."

CASH MANAGEMENT FUND. This Fund is permitted to invest any portion of its assets in obligations of domestic banks (including their foreign branches), and in obligations of foreign issuers. The ability to concentrate in the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

Securities issued by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches), and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

THE TAX FREE FUNDS. Each Tax Free Fund may invest without limitation in Municipal Obligations secured by letters of credit or guarantees from U.S. banks (including their foreign branches), and may also invest in Municipal Obligations backed by foreign institutions. These investments are subject to the considerations discussed in the preceding paragraphs relating to Cash Management Fund. Changes in the credit quality of banks or other financial institutions backing these Funds' Municipal Obligations could cause losses to these Funds and affect their share price. Credit enhancements which are supplied by foreign or domestic banks are not subject to federal deposit insurance.

Each of the Tax Free Funds is "non-diversified," which may make the value of their shares more susceptible to developments affecting issuers in which these Funds invest. In addition, more than 25% of the assets of each Tax Free Fund may be invested in securities to be paid from revenue of similar projects, which may cause these Funds to be more susceptible to similar economic, political, or regulatory developments (particularly with respect to New York Tax Free Money Market Fund and California Tax Free Money Market Fund, since the issuers in which these Funds invest will generally be located in a single state).

Because the Tax Free Funds will invest primarily in obligations issued by states, cities, public authorities and other municipal issuers, the Tax Free Funds are susceptible to factors affecting such states and their municipal issuers. The New York and California Tax Free Money Market Funds will be particularly susceptible to factors affecting the State of New York, the State of California, and their respective municipal issuers. Because the New York Tax Free Money Market Fund and the California Tax Free Money Market Fund are concentrated in securities issued by their respective states or entities within those states, investments in these Funds may be riskier than an investment in other types of money market funds. A number of municipal issuers, including the State of New York, New York City, the State of California and certain California counties, have a recent history of significant financial and fiscal difficulties. California's Orange County recently defaulted on certain of its indebtedness. If a municipal issuer is unable to meet its financial obligations, the income derived by the related Fund and that Fund's ability to preserve capital and liquidity could be adversely affected. See the SAI for further information.

Interest on certain Municipal Obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT Items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investment by the Tax Free Funds.


MANAGEMENT

THE FUNDS' ADVISERS

The Chase Manhattan Bank ("Chase") acts as investment adviser to each of the Funds under an Investment Advisory Agreement and has overall responsibility for investment decisions of each of the Funds, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase

Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to each of the Funds, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.10% of each Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund other than the Cash Management Fund and the Tax Free Money Market Fund, under a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for each of these Funds on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each such Fund's average daily net assets. CAM provides discretionary investment advisory services to institutional clients. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

Texas Commerce Bank, National Association ("TCB") is the sub-investment adviser to the Cash Management Fund and the Tax Free Money Market Fund under a Sub-Investment Advisory Agreement between Chase and TCB. TCB has been in the investment counselling business since 1987 and is ultimately controlled and owned by The Chase Manhattan Corporation. TCB makes investment decisions for the Cash Management Fund and the Tax Free Money Market Fund on a day-to-day basis. For these services, TCB is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each such Fund's average daily net assets. TCB is located at 600 Travis, Houston, Texas 77002.


HOW TO BUY, SELL AND
EXCHANGE SHARES

HOW TO BUY SHARES

You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs. Additional investments may be made at any time with as little as $100. You can buy Fund shares three ways--through an investment representative or shareholder servicing agent, through the Funds' distributor by calling the Chase Vista Service Center, or through the Systematic Investment Plan.

All purchases made by check should be in U.S. dollars and made payable to the Chase Vista Funds. Third party checks, credit cards and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the purchase check clears, which may take 15 calendar days or longer. In addition, the redemption of shares purchased through Automated Clearing House
(ACH) will not be allowed until your payment clears, which may take 7 business days or longer. In the event a check used to pay for shares is not honored by a bank, the purchase order will be cancelled and the shareholder will be liable for any losses or expenses incurred by a Fund. For purchases by wire, if federal funds are not received by the Chase Vista Service Center by 4:00 Eastern time on the day of the purchase order, the order will be canceled.

Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

BUYING SHARES THROUGH THE FUNDS' DISTRIBUTOR. Complete and return the enclosed application and your check in the amount you wish to invest to the Chase Vista Service Center.

BUYING SHARES THROUGH THE SYSTEMATIC INVESTMENT PLAN. You can make regular investments of $100 or more per transaction through automatic periodic deduction from your bank savings or checking account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin the Plan at any time by sending a signed letter and a deposit slip or voided check to the Chase Vista Service Center. Call the Chase Vista Service Center at 1-800-34-VISTA for complete instructions.

BUYING SHARES THROUGH AN INVESTMENT REPRESENTATIVE OR SHAREHOLDER SERVICING AGENT. Vista Shares of the Funds may be purchased through a shareholder servicing agent (i.e., a financial institution, such as a bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Funds) or by customers of brokers or certain financial institutions which have entered into Selected Dealer Agreements with the Funds' distributor. An investor may purchase Vista Shares by authorizing his shareholder servicing agent or investment representative to purchase shares on his behalf through the Funds' distributor. Shareholder servicing agents may offer additional services to their customers, including customized procedures for the purchase and redemption of Vista Shares, such as pre-authorized or systematic purchase and withdrawal programs and "sweep" checking programs. For further information, see "Other Information Concerning the Funds" in this prospectus and the SAI.

Shares are purchased without a sales load at the net asset value next determined after the Chase Vista Service Center receives your order in proper form on any business day during which the Federal Reserve Bank of New York and the New York Stock Exchange are open for business ("Fund Business Day"). To receive that day's dividend, the Chase Vista Service Center or your investment representative or shareholder servicing agent must generally receive your order in proper form prior to a Fund's Cut-off Time. The Funds' Cut-off Times (Eastern time) are as follows:


100% U.S. Treasury Securities
    Money Market Fund .............   Noon
Tax Free Funds ....................   Noon
Federal Money Market Fund .........   2:00 p.m.
U.S. Government Money Market
    Fund ..........................   2:00 p.m.
Cash Management Fund ..............   2:00 p.m.
Treasury Plus Money Market Fund       4:00 p.m.

Each Fund reserves the right to set an earlier Cut-off Time on any Fund Business Day on which the Public Securities Association ("PSA") recommends an early close to trading on the U.S. Government securities market. Generally, such earlier Cut-off Time will be noon (Eastern time). The PSA is the trade association that represents securities firms and banks that underwrite, trade and sell debt securities, both domestically and internationally. Orders for shares received and accepted prior to the Cut-off Times will be entitled to all dividends declared on that day. Orders received for shares after a Fund's Cut-off Time and prior to 4:00 p.m., Eastern time on any Fund Business Day will not be accepted and executed on the same day except at the Funds' discretion. Orders received and not accepted after a Fund's Cut-off Time will be considered received prior to the Fund's Cut-off Time on the following Fund Business Day and processed accordingly. Orders are in proper form only after funds are converted to federal funds. Orders paid by check and received before a Fund's Cut-off Time will generally be available for the purchase of shares the following Fund Business Day. The Funds reserve the right to reject any purchase order.


HOW TO SELL SHARES

You can sell your Fund shares on any Fund Business Day either directly or through your investment representative or shareholder servicing agent. A Fund will only forward redemption payments on shares for which it has collected payment of the purchase price.

SELLING SHARES DIRECTLY TO A FUND. Send a signed letter of instruction to the Chase Vista Service Center. The price you receive is the next net asset value calculated after the Fund receives your request in proper form.

SIGNATURE GUARANTEES. If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. A Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Chase Vista Service Center for details.

DELIVERY OF PROCEEDS. A Fund generally sends you payment for your shares the Fund Business Day after your request is received in proper form, provided your request is received by the Chase Vista Service Center prior to the Fund's Cut-off Time, and assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven business days, as permitted by federal securities laws.

TELEPHONE REDEMPTIONS. You may use Chase Vista's Telephone Redemption Privilege to redeem shares from your account unless you have notified the Chase Vista Service Center of an address change within the preceding 30 days. Telephone redemption requests in excess of $25,000 will only be made by wire to a bank account on record with the Funds. There is a $10.00 charge for each wire transaction. Unless an investor indicates otherwise on the account application, the Funds will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Funds with his or her account registration and address as it appears on the Funds' records.

The Chase Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, a Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither a Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Vista Service Center.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Chase Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, or contact your investment representative or shareholder servicing agent. The Telephone Redemption Privilege may be modified or terminated without notice.

SYSTEMATIC WITHDRAWAL PLAN. You can make regular withdrawals of $50 or more monthly, quarterly or semiannually. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan. Call the Chase Vista Service Center at 1-800-34-VISTA for complete instructions.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE OR YOUR SHAREHOLDER SERVICING AGENT. Your investment representative or your shareholder servicing agent must receive your request before the Cut-off Time for your Fund to receive that day's net asset value. Your representative will be responsible for furnishing all necessary documentation to the Chase Vista Service Center, and may charge you for its services.

INVOLUNTARY REDEMPTION OF ACCOUNTS. Each Fund may involuntary redeem your shares if the aggregate net asset value of the shares in your account is less than $500 due to redemptions or if you purchase through the Systematic Investment Plan and fail to meet that Fund's investment minimum within a twelve month period. In the event of any such redemption, you will receive at least 60 days' notice prior to the redemption.


HOW TO EXCHANGE YOUR SHARES

You can exchange your shares for Vista Shares of certain other Chase Vista money market funds at net asset value and for certain classes of shares of the Chase Vista non-money market funds at net asset value plus any applicable sales charge, subject to any minimum investment requirement. Not all Chase Vista funds offer all classes of shares. The prospectus of the other Chase Vista fund into which shares are being exchanged should be read carefully and retained for future reference.

EXCHANGING BY PHONE. A Telephone Exchange Privilege is currently available. Call the Chase Vista Service Center for procedures for telephone transactions. Ask your investment representative or the Chase Vista Service Center for prospectuses of other Chase Vista funds. Please read the prospectus carefully before investing and keep it for future reference. Shares of certain Chase Vista funds are not available to residents of all states.

EXCHANGE PARAMETERS. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Chase Vista management or the Trustees believe doing so would be in the best interests of the Funds, the Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Chase Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUNDS
VALUE THEIR SHARES

The net asset value of each class of shares of each Fund is currently determined daily as of 4:00 p.m., Eastern time on each Fund Business Day by dividing the net assets of a Fund attributable to such class by the number of shares of such class outstanding at the time the determination is made. Effective with the anticipated introduction of certain automated share purchase programs, the net asset value of shares of each class of Funds available through the programs will also be determined as of 6:00 p.m., Eastern time on each Fund Business Day.

The portfolio securities of each Fund are valued at their amortized cost in accordance with federal securities laws, certain requirements of which are summarized under "Common Investment Policies." This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and the Funds will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that they will be able to do so on a continuing basis. The Board of Trustees will review the holdings of each Fund at intervals it deems appropriate to determine whether that Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based upon amortized cost. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate.



HOW DIVIDENDS AND
DISTRIBUTIONS ARE MADE;
TAX INFORMATION

The net investment income of each class of shares of each Fund is declared as a dividend to the shareholders each Fund Business Day. Dividends are declared as of the time of day which corresponds to the latest time on that day that a Fund's net asset value is determined. Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder arranges to receive dividends in cash or by ACH to a pre-established bank account, dividends are distributed in the form of additional shares. Dividends that are otherwise taxable are still taxable to you whether received in cash or additional shares. Net realized short-term capital gains, if any, will be distributed at least annually. The Funds do not expect to realize net long-term capital gains.

Net investment income for each Fund consists of all interest accrued and discounts earned, less amortization of any market premium on the portfolio assets of the Fund and the accrued expenses of the Fund.

Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If a Fund does not qualify as a regulated investment company for any taxable year or does not make distributions as it intends, the Fund will be subject to tax on all of its income and gains.

TAXATION OF DISTRIBUTIONS. All Fund distributions of net investment income will be taxable as ordinary income. Distributions by the Tax Free Funds of their tax-exempt interest income will not be subject to federal income tax. Such distributions will generally be subject to state and local taxes, but may be exempt if paid out of interest on municipal obligations of the state or locality in which you reside. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain, regardless of how long you have held your shares. The taxation of your distributions is the same whether received in cash or in shares through the reinvestment of distributions.

To the extent distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, such distributions may be exempt from certain types of state and local taxes.

Early in each calendar year the Funds will notify you of the amount and tax status of distributions paid to you for the preceding year.

The above is only a summary of certain federal income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).



OTHER INFORMATION
CONCERNING THE FUNDS

DISTRIBUTION PLANS

The Funds' distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. Each Fund other than the Cash Management Fund has adopted a Rule 12b-1 distribution plan which provides for the payment of distribution fees at annual rates of up to 0.10% of the average daily net assets attributable to its Vista Shares. There is no distribution plan for the Cash Management Fund. Payments under the distribution plan shall be used to compensate or reimburse the Funds' distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Vista Shares, and are not tied to the amount of actual expenses incurred. Promotional activities for the sale of Vista Shares will be conducted generally by the Chase Vista Funds, and activities intended to promote a Fund's Vista Shares may also benefit the Fund's other shares and other Chase Vista funds.

VFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Chase Vista Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker-dealers and their guests; and payment for reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.


SHAREHOLDER SERVICING AGENTS

The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of each Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services. The Board of Trustees has determined that the amount payable in respect of "service fees" (as defined in the NASD Rules of Fair Practice) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares of each Fund.

Shareholder servicing agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as shareholder servicing agents.

For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.

Chase and/or VFD may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of such shareholder servicing agents. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by Chase and/or VFD.

Chase and its affiliates and the Chase Vista Funds, affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.


ADMINISTRATOR AND
SUB-ADMINISTRATOR

Chase acts as the Funds' administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.05% of each Fund's average daily net assets.

VFD provides certain sub-administrative services to each Fund pursuant to a distribution and sub-administration agreement and is entitled to receive a fee for these services from each Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, Third Floor, New York, New York 10081.


CUSTODIAN

Chase acts as each Fund's custodian and fund accountant and receives compensation under an agreement with the Trust. Securities and cash of each Fund may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.


EXPENSES

Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


ORGANIZATION AND
DESCRIPTION OF SHARES

Each Fund is a portfolio of Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust in 1994 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of a Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. Fund shares will be maintained in book entry form, and no certificates representing shares owned will be issued to shareholders.

Each Fund may issue multiple classes of shares. This Prospectus relates only to Vista Shares of the Funds. Certain Funds offer other classes of shares in addition to these classes and may determine not to offer certain classes of shares. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of a Fund's shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which would affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Funds that are offered. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


PERFORMANCE INFORMATION

Each Fund may advertise its annualized "yield" and its "effective yield". Annualized "yield" is determined by assuming that income generated by an investment in a Fund over a stated seven-day period (the "yield") will continue to be generated each week over a 52-week period. It is shown as a percentage of such investment. "Effective yield" is the annualized "yield" calculated assuming the reinvestment of the income earned during each week of the 52-week period. The "effective yield" will be slightly higher than the "yield" due to the compounding effect of this assumed reinvestment.

The Tax Free Funds may also quote a "tax equivalent yield", the yield that a taxable money market fund would have to generate in order to produce an after-tax yield equivalent to a Tax Free Fund's yield. The tax equivalent yield of a Tax Free Fund can then be compared to the yield of a taxable money market fund. Tax equivalent yields can be quoted on either a "yield" or "effective yield" basis.

Investment performance may from time to time be included in advertisements about the Funds. Performance is calculated separately for each class of shares. Because this performance information is based on historical earnings, it should not be considered as an indication or representation of future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of each Fund's portfolio, each Fund's operating expenses and which class of shares you purchase. Investment performance also reflects the risks associated with each Fund's investment objective and policies. These factors should be considered when comparing each Fund's investment results to those of other mutual funds and investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater if the limitation had not been in effect. Each Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                 MAKE THE MOST OF YOUR CHASE VISTA PRIVILEGES

The following services are available to you as a Chase Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN--Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL PLAN--Make regular withdrawals of $50 or more ($100 or more for Class B and Class C accounts) monthly, quarterly or semiannually. A minimum account balance of $5,000 is required to establish a systematic withdrawal plan for Class A accounts.

o SYSTEMATIC EXCHANGE--Transfer assets automatically from one Chase Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE--Exchange money between Chase Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE--Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

   Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B and Class C shares.


For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Chase Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

Chase Vista Mutual Funds & Retirement Products

CHASE VISTA INTERNATIONAL EQUITY FUNDS
Latin American Equity Fund
Southeast Asian Fund
Japan Fund
European Fund
International Equity Fund

CHASE VISTA U.S. EQUITY FUNDS
Small Cap Opportunities Fund
Small Cap Equity Fund (closed to new investors)
The Growth Fund of Washington
Capital Growth Fund
Growth and Income Fund
Large Cap Equity Fund
Equity Income Fund
Balanced Fund

CHASE VISTA FIXED INCOME FUNDS
Bond Fund
U.S. Government Securities Fund
U.S. Treasury Income Fund
Short-Term Bond Fund

CHASE VISTA TAX-FREE FUNDS(1)
New York Tax Free Income Fund
California Intermediate Tax Free Fund
Tax Free Income Fund

CHASE VISTA TAX-FREE MONEY MARKET FUNDS(1,2)
New York Tax Free Money Market Fund
Connecticut Daily Tax Free Income Fund Select Shares3
New Jersey Daily Municipal Income Fund Select Shares3
Tax Free Money Market Fund
California Tax Free Money Market Fund

CHASE VISTA TAXABLE MONEY MARKET FUNDS(2)
Cash Management Money Market Fund
Federal Money Market Fund
100% U.S. Treasury Securities Money Market Fund
U.S. Government Money Market Fund
Treasury Plus Money Market Fund

CHASE VISTA RETIREMENT PRODUCTS
Vista Capital Advantage Variable Annuity(4)
Vista 401(k) Advantage


For complete information on the Chase Vista Mutual Funds or Retirement Products, including information about fees and expenses, call your investment professional or 1-800-34-VISTA for a prospectus. Please read it carefully before you invest or send money.

(1) Some income may be subject to certain state and local taxes. A portion of the income may be subject to the federal alternative minimum tax for some investors.
(2) An investment in a Money Market Fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
(3) Vista Select Shares of these funds are not a part of, or affiliated with, the Chase Vista Mutual Funds. Reich & Tang Distributors L.P. and New England Investment Companies L.P., which are unaffiliated with Chase, are the funds' distributor and investment adviser, respectively.
(4) The variable annuity contract is issued by First SunAmerica Life Insurance Company in New York; in other states, but not necessarily all states, it is issued by Anchor National Life Insurance Company.

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392


TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105


LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

[CHASE VISTA FUNDS]
P.O. Box 419392
Kansas City, MO 64141-6392

                                                                      VMM-1-398C

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392


TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105


LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

[CHASE VISTA FUNDS]
P.O. Box 419392
Kansas City, MO 64141-6392

                                                                      VMM-1-398X

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392


TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105


LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

[CHASE VISTA FUNDS]
P.O. Box 419392
Kansas City, MO 64141-6392

                                                                     VMM-1-398

                           [LOGO OF CHASE VISTA FUNDS]

                                CHASE VISTA FUNDS

                                   PROSPECTUS
                              TAX FREE INCOME FUND
                              CLASS A AND B SHARES


                           INVESTMENT STRATEGY: INCOME


December 29, 1997, As revised March 13, 1998

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its December 29, 1997 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Chase Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Investments in mutual funds involve risk, including the possible loss of the principal amount invested.

                                TABLE OF CONTENTS


Expense Summary .............................................................  4
 The expenses you might pay on your Fund investment, including examples

Financial Highlights ........................................................  6
 How the Fund has performed

Fund Objectives .............................................................  8

Investment Policies .........................................................  8
 The kinds of securities in which the Fund invests, investment policies and techniques, and risk

Management .................................................................. 15
 Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund

About Your Investment ....................................................... 15
 Alternative sales arrangements

How to Buy, Sell and Exchange Shares ........................................ 16

How the Fund Values Its Shares .............................................. 23

How Distributions Are Made; Tax Information ................................. 23
 How the Fund distributes its earnings, and tax treatment related to those earnings

Other Information Concerning the Fund ....................................... 25
 Distribution plans, shareholder servicing agents, administration, custodian,

  expenses and organization

Performance Information ..................................................... 29
 How performance is determined, stated and/or advertised

Make the Most of Your Chase Vista Privileges ................................ 31

                                 EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Fund and is, except as described below, based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                                                                   Class A      Class B
                                                                    Shares       Shares
                                                                   ------       ------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                               4.50%         None
Maximum Deferred Sales Charge (as a percentage of the lower of
  original purchase price or redemption proceeds)* .............     None        5.00%
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fee (after estimated waiver)** .............    0.14%#       0.14%#
12b-1 Fee*** (after estimated waiver, where indicated) .........    0.00%**#     0.75%
Shareholder Servicing Fee
  (after estimated waiver, where indicated) ....................    0.11%**#     0.25%
Other Expenses .................................................    0.50%#       0.50%#
                                                                   --------     --------
Total Fund Operating Expenses (after waiver of fee)** ..........    0.75%#       1.64%
                                                                   ========     ========
EXAMPLES
Your investment of $1,000 would incur the
following expenses, assuming 5% annual return:   1 Year     3 Years     5 Years     10 Years
                                                 --------   ---------   ---------   ---------
Class A Shares+ ..............................   $52        $68         $ 85        $134
Class B Shares:
 Assuming complete redemption at the
   end of the period++ +++ ...................   $67        $82         $109        $175
 Assuming no redemptions+++ ..................   $17        $52         $ 89        $175

  * The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. See "How to Buy, Sell and Exchange Shares."

  ** Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the Investment Advisory Fee would be 0.30% for Class A and Class B shares, the 12b-1 Fee and Shareholder Servicing Fee would be 0.25% for Class A shares, and Total Fund Operating Expenses would be 1.30% and 1.80% for Class A and Class B shares, respectively.

 *** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A and Class B shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

   # Restated from most recent fiscal year to reflect current waiver arrangements.

   +   Assumes deduction at the time of purchase of the maximum sales charge.

  ++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.

 +++ Ten-year figures assume conversion of Class B shares to Class A shares at the beginning of the ninth year after purchase. See "How to Buy, Sell and Exchange Shares".

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

                              FINANCIAL HIGHLIGHTS


The table set forth below provides selected per share data and ratios for one Class A Share and one Class B Share. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report is included in the Annual Report to Shareholders.

                              TAX FREE INCOME FUND

--------------------------------------------------------------------------------

                                                                                Class A
                                                     -------------------------------------------------------------
                                                         Year        Year        Year        11/1/93     Year
                                                        ended       Ended       ended       through      ended
                                                        8/31/97     8/31/96     8/31/95      8/31/94+    10/31/93
                                                       --------     -------     -------      --------    ---------
PER SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Period ................  $  11.84    $  11.85    $  11.70    $   12.70    $   11.52
                                                       --------    --------    --------    ---------    ---------
 Income from Investment Operations:

   Net Investment Income ............................     0.579       0.580       0.585        0.475        0.662
   Net Gains or Losses in Securities
   (both realized and unrealized) ...................     0.484      (0.007)      0.147       (0.847)       1.412
                                                      ---------    --------    --------    ----------   ---------
   Total from Investment Operations ..................    1.063       0.573       0.732       (0.372)       2.074
                                                      ---------    --------    --------    ----------   ---------
 Less Distributions:

   Dividends from net investment income .............     0.583       0.583       0.582        0.475        0.662
   Distributions from capital gains .................        --          --          --        0.153        0.237
                                                      ---------    --------    --------    ----------   ---------
   Total Distributions ..............................     0.583       0.583       0.582        0.628        0.899
                                                      ---------    --------    --------    ----------   ---------
Net Asset Value, End of Period ......................  $  12.32   $   11.84     $ 11.85    $   11.70    $   12.70
                                                      =========   =========    ========    ==========   =========
Total Return(1) .....................................      9.14%       4.88%       6.53%       (2.99%)      18.72%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ............  $ 62,729   $  70,480    $ 88,783    $  98,054    $  83,672
 Ratio of Expenses to Average Net Assets# ...........      0.90%       0.90%       0.85%        0.58%        0.23%
 Ratio of Net Income to Average Net Assets# .........      4.78%       4.83%       5.07%        4.75%        5.25%
 Ratio of Expenses without waivers
  and assumption of expenses to
  Average Net Assets# ...............................      1.29%       1.46%       1.47%        1.29%        1.20%

 Ratio of Net Investments Income without
  waivers and assumption of expenses to
  Average Net Assets# ...............................      4.39%       4.27%       4.45%        4.04%        4.28%

Portfolio Turnover Rate .............................       147%        210%        233%         258%         149%


                                                                                  Class A
                                                      ----------------------------------------------------------------------
                                                          Year                                                        9/4/87*
                                                          ended                                                         to
                                                         10/31/92   10/31/91       10/31/90     10/31/89  10/31/88   10/31/87
                                                      -----------   --------       --------     --------  ---------  --------
PER SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Period ................ $ 11.12       $ 10.43        $ 10.58      $ 10.63   $ 10.08    $ 10.00
                                                      -------       -------        -------      -------   -------    -------
 Income from Investment Operations:

   Net Investment Income ............................   0.731         0.727          0.723        0.756     0.738      0.059
   Net Gains or Losses in Securities
   (both realized and unrealized) ...................   0.556         0.693         (0.094)       0.006     0.603      0.021
                                                      -------       -------        -------      -------    ------    -------
   Total from Investment Operations ..................  1.287         1.420          0.629        0.762     1.341      0.080
                                                      -------       -------        -------      -------    ------    -------
 Less Distributions:
   Dividends from net investment income .............   0.731         0.726          0.726        0.759     0.791         --
   Distributions from capital gains .................   0.156            --          0.055        0.053       --          --
                                                      -------       -------        -------      -------    ------    -------
  Total Distributions ...............................   0.887         0.726          0.781        0.812     0.791         --
                                                      -------       -------        -------      -------    -------   -------
Net Asset Value, End of Period ...................... $ 11.52       $ 11.12        $ 10.43      $ 10.58   $ 10.63    $ 10.08
                                                      =======       =======        =======      =======   =======    =======
Total Return(1) .....................................   11.99%        13.98%          6.18%        7.48%    13.83%      5.41%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ............ $17,548       $ 5,425        $ 3,973      $ 3,196   $ 1,197        101%
 Ratio of Expenses to Average Net Assets# ...........    0.00%        0.04%           0.12%        0.00%     0.00    $  0.00%%
 Ratio of Net Income to Average Net Assets# .........    6.26%        6.71%           6.86%        7.06%     7.50       7.35%
 Ratio of Expenses without waivers
  and assumption of expenses to
  Average Net Assets# ...............................    2.34%        4.04%           2.50%        2.50%     2.00       2.00%%

 Ratio of Net Investments Income without
  waivers and assumption of expenses to
  Average Net Assets# ...............................    3.92%        2.71%           4.48%        4.56%     5.50       5.35%

Portfolio Turnover Rate .............................     266%         211%             89%         257%      422%        94%%



                                                                            Class B
                                                       -------------------------------------------------
                                                           Year        Year        Year         11/4/93**
                                                           ended       Ended       ended       through
                                                          8/31/97     8/31/96     8/31/95       8/31/94
                                                         ---------    --------    --------    ----------
PER SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Period ................     $ 11.76     $ 11.77    $  11.65    $  12.51
                                                          -------     -------    --------    --------
 Income from Investment Operations:

   Net Investment Income ............................       0.484       0.486       0.498       0.423
  Net Gains or Losses in Securities
   (both realized and unrealized) ...................       0.478      (0.006)      0.140      (0.707)
                                                          -------     -------    --------    --------
  Total from Investment Operations ..................       0.962       0.480       0.638      (0.284)
                                                          -------     -------    --------    --------
 Less Distributions:

   Dividends from net investment income .............       0.472       0.490       0.518       0.423
  Distributions from capital gains ..................          --          --          --       0.153
                                                          -------     -------    --------    --------
  Total Distributions ...............................       0.472       0.490       0.518       0.576
                                                          -------     -------    --------    --------
Net Asset Value, End of Period ......................     $ 12.25    $  11.76     $ 11.77       11.65
                                                          -------     -------    --------    --------
Total Return(1) .....................................        8.30%       4.10%       5.70%      (2.35%)
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ............     $13,610    $ 14,329    $ 14,265    $ 11,652
 Ratio of Expenses to Average Net Assets# ...........       1.64%       1.65%       1.61%        1.47%
 Ratio of Net Income to Average Net Assets# .........       4.04%       4.08%       4.31%        3.95%
 Ratio of Expenses without waivers
  and assumption of expenses to
   Average Net Assets# ...............................      1.79%       1.95%       1.97%        1.81%
 Ratio of Net Investments Income without
  waivers and assumption of expenses to
  Average Net Assets# ...............................       3.89%       3.78%       3.95%        3.61%
Portfolio Turnover Rate .............................        147%        210%        233%         258%

   * Commencement of operations.
  ** Commencement of offering shares.
   * In 1994 the Tax Free Income Fund changed ifs fiscal year-end from October 31 to August 31.
 (1) Total returns are calculated before taking into account effect of 4.50% sales charge.
   # Short periods have been annualized.

                                        6 & 7

FUND OBJECTIVES

Tax Free Income Fund seeks to provide monthly dividends which are excluded from gross income for federal tax purposes, as well as to protect the value of its shareholders' investment, by investing primarily (i.e., at least 80% of its assets under normal conditions) in Municipal Obligations. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

INVESTMENT POLICIES

INVESTMENT APPROACH

The Fund invests primarily in Municipal Obligations (as defined under "Municipal Obligations"). As a fundamental policy, under normal market conditions, the Fund will have at least 80% of its assets in Municipal Obligations the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes and does not constitute a preference item which would be subject to the federal alternative minimum tax on individuals (these preference items are referred to as "AMT Items"). The Fund reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax. For temporary defensive purposes, the Fund may exceed this limitation.

The Fund's investments may include, among other instruments, fixed, variable or floating rate general obligation and revenue bonds, zero coupon securities, inverse floaters and bonds with interest rate caps. The Fund's Municipal Obligations will be rated at time of purchase at least in the category Baa, MIG-3 or VMIG-3 by Moody's Investors Service, Inc. ("Moody's"), or BBB or SP-2 by Standard & Poor's Corporation ("S&P"), or BBB or FIN-3 by Fitch Investors Service, Inc. ("Fitch") or comparably rated by another national rating organization, or, if unrated, considered by the Fund's advisers to be of comparable quality.

There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security. The Fund's advisers may adjust the average maturity of the Fund's portfolio based upon their assessment of the relative yields available on securities of different maturities and their expectations of future changes in interest rates.

The Fund is classified as a "non-diversified" fund under federal securities law. The Fund's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Fund were diversified.

For temporary defensive purposes, the Fund may invest without limitation in high quality money market instruments and repurchase agreements, the interest income from which may be taxable to shareholders as ordinary income for federal income tax purposes.

In lieu of investing directly, the Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

WHO MAY  WANT TO INVEST

The Fund may be most appropriate for investors who...

[bullet] Are seeking monthly tax-free income exempt from federal income tax [bullet] Are investing for mid- to long-term investment goals
[bullet] Own or plan to own other types of investments for diversification purposes
[bullet] Can assume bond market (i.e., interest rate) risk

The Fund may NOT be appropriate for investors who are unable to tolerate any up and down price changes, are investing for shorter-term goals or who are in need of higher growth potential.

MUNICIPAL OBLIGATIONS

"Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state or whether the interest thereon constitutes a preference item for purposes of the federal alternative minimum tax). These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, and may include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities, or to fund short-term cash requirements. Short-term Municipal Obligations may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes.

The two principal classifications of Municipal Obligations are general obligation and revenue obligation securities. General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Revenue obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases revenue obligation securities, the credit quality of which is directly related to the private user of the facilities.

From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental issuers such as hospitals or airports, provided, however, that the Fund may not invest more than 25% of the value of its total assets in such bonds if the issuers are in the same industry.

MUNICIPAL LEASE OBLIGATIONS. The Fund may invest in municipal lease obligations. These are participations in a lease obligation or installment purchase contract obligation and typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Fund may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purpose. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid.

OTHER INVESTMENT PRACTICES

The Fund may also engage in the following investment practices when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

MONEY MARKET INSTRUMENTS. The Fund may invest in cash or high-quality, short-term money market instruments. These may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENTS AND FORWARD AND STAND-BY COMMITMENTS. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. The Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow to buy additional securities, known as "leveraging." The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. The Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

STRIPS AND ZERO COUPON OBLIGATIONS. The Fund may invest up to 20% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligation is backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The Fund may also invest in zero coupon obligations. Zero coupon obligations are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. The value of STRIPS and zero coupon obligations tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which the Fund may invest include participation certificates and certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, the Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate the Fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments. The Internal Revenue Service has not ruled on whether interest on participations in floating or variable rate municipal obligations is tax exempt, and the Fund would purchase such instruments based on opinions of bond counsel.

INVERSE FLOATERS AND INTEREST RATE CAPS. The Fund may invest in inverse floaters and in securities with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates, and will be more volatile in response to interest rates changes than that of a fixed-rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than municipal securities which do not include such a structure.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in shares of other investment companies when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other investment companies.

DERIVATIVES AND RELATED INSTRUMENTS. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase its income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward interest rate contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other instruments.

There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of its advisers to forecast these factors correctly. Inaccurate forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in losses that may exceed the original investment of the Fund. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

PORTFOLIO TURNOVER. The frequency of the Fund's buy and sell transactions will vary from year to year. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly changing market conditions. High portfolio turnover rates would generally result in higher transaction costs, including brokerage commissions or dealer mark-ups, and would make it more difficult for the Fund to qualify as a registered investment company under federal tax law. See "How Distributions are Made; Tax Information"

LIMITING INVESTMENT RISKS

Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (b) investing more than 25% of its total assets in any one industry (this would apply to municipal obligations backed only by the assets and revenues of nongovernmental users, but excludes obligations of states, cities, municipalities or other public authorities). A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (b) above and investment policies designated as fundamental above or in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

RISK FACTORS

Changes in interest rates may affect the value of the obligations held by the Fund. The value of fixed income securities varies inversely with changes in prevailing interest rates. For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" and "Municipal Obligations."

Because the Fund will invest primarily in obligations issued by states, cities, public authorities and other municipal issuers, the Fund is susceptible to factors affecting such states and their municipal issuers. A number of municipal issuers have a recent history of significant financial and fiscal difficulties. If an issuer in which the Fund invests is unable to meet its financial obligations, the income derived by the Fund and the Fund's ability to preserve capital and liquidity could be adversely affected. See the SAI for further information.

Interest on certain Municipal Obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT Items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investment by the Fund.

The Fund may invest up to 25% of its total assets in Municipal Obligations secured by letters of credit or guarantees from U.S. and foreign banks, and other foreign institutions. The dependence on banking institutions may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in the banking industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

Obligations backed by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches) and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

Because the Fund is "non-diversified," the value of its shares is more susceptible to developments affecting issuers in which the Fund invests. In addition, more than 25% of the Fund's assets may be invested in securities to be paid from revenue of similar projects, which may cause the Fund to be more susceptible to similar economic, political, or regulatory developments.

MANAGEMENT
THE FUND'S ADVISERS

The Chase Manhattan Bank ("Chase") acts as the Fund's investment adviser under an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.30% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the Fund's sub-investment adviser under a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of the Fund's average daily net assets. CAM provides discretionary investment advisory services to institutional clients. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

Pamela Hunter, Vice President of Chase, has been responsible for the day-to-day management of the Fund since its inception in 1987. Ms. Hunter is part of a team providing fixed income strategy and product development. Ms. Hunter has been employed at Chase (including its predecessors) since 1980.

ABOUT YOUR INVESTMENT
CHOOSING A SHARE CLASS

CLASS A SHARES. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares have lower combined 12b-1 and service fees than Class B shares. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares also have higher combined 12b-1 and service fees than Class A shares.

Class B shares automatically convert into Class A shares, based on relative net asset value, at the beginning of the ninth year after purchase. For more information about the conversion of Class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, Class B shares will have a higher expense ratio and pay lower dividends than Class A shares because of the higher combined 12b-1 and service fees. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

WHICH ARRANGEMENT IS BEST FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. If you are making an investment that qualifies for reduced sales charges, you might consider Class A shares. If you prefer not to pay an initial sales charge and anticipate holding your shares for a number of years, you might consider Class B shares. In almost all cases, if you are planning to purchase $250,000 or more of the Fund's shares, you will pay lower aggregate charges and expenses by purchasing Class A shares.

HOW TO BUY, SELL AND
EXCHANGE SHARES

HOW TO BUY SHARES

You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs. Additional investments may be made at any time with as little as $100. You can buy Fund shares three ways-through an investment representative, through the Fund's distributor by calling the Chase Vista Service Center, or through the Systematic Investment Plan.

All purchases made by check should be in U.S. dollars and made payable to the Chase Vista Funds. Third party checks, credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the purchase check clears, which may take 15 calendar days or longer. In addition, the redemption of shares purchased through Automated Clearing House (ACH) will not be allowed until your payment clears, which may take 7 business days or longer.

BUYING SHARES THROUGH THE FUND'S DISTRIBUTOR. Complete and return the enclosed application and your check in the amount you wish to invest to the Chase Vista Service Center.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $100 or more per transaction through automatic periodic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter and a deposit slip or voided check to the Chase Vista Service Center. Call the Chase Vista Service Center at 1-800-34-VISTA for complete instructions.

Shares are purchased at the public offering price, which is based on the net asset value next determined after the Chase Vista Service Center receives your order in proper form. In most cases, in order to receive that day's public offering price, the Chase Vista Service Center must receive your order in proper form before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price. Orders are in proper form only after funds are converted to federal funds.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your Class A shares unless you request them. Due to the conversion feature of Class B shares, certificates for Class B shares will not be issued and all Class B shares will be held in book entry form.

                                Class A Shares

The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

                                                                 Amount of
                                      Sales charge as a         sales charge
                                       percentage of:           reallowed to
                                -----------------------------   dealers as a
mount of transaction at        Offering       Net amount        percentage of
offering price ($)              Price          invested         offering price
--------------------------------------------------------------------------------
Under 100,000                    4.50            4.71                4.00
100,000 but under 250,000        3.75            3.90                3.25
250,000 but under 500,000        2.50            2.56                2.25
500,000 but under 1,000,000      2.00            2.04                1.75

There is no initial sales charge on purchases of Class A shares of $1 million or more.

The Fund's distributor pays broker-dealers commissions on net sales of Class A shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 0.75% of the amount under $2.5 million, 0.50% of the next $7.5 million, 0.25% of the next $40 million and 0.15% thereafter. The Fund's distributor may withhold such payments with respect to short-term investments.

                                Class B Shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the purchase price of shares being redeemed.


Year      1      2      3      4      5      6      7     8+
------   ----   ----   ----   ----   ----   ----   ----   ---
CDSC     5%     4%     3%     3%     2%     1%     0%     0%

In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. When a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B shares, and the distributor receives the entire amount of any CDSC you pay.

GENERAL

You may be eligible to buy Class A shares at reduced sales charges.
Consult your investment representative or the Chase Vista Service Center for details about Chase Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in the enclosed application and in the SAI. For purchases of the Funds' Class A shares made from January 1, 1998 through April 30, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Funds' distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from January 1, 1998 through April 30, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge.

Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both Chase Vista and non-Chase Vista mutual funds. With Board of Trustee approval, the money that is invested in Chase Vista Funds may be combined with the other mutual funds in the same program when determining the Plan's eligibility to buy Class A shares without a sales charge. These investments will also be included for purposes of the discount privileges and programs described above.

The Fund may sell Class A shares at net asset value without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Chase Vista Fund shares), financial institution trust departments investing an aggregate of $1 million or more in the Chase Vista Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Chase Vista Funds.

For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA or other qualified plan for which The Chase Manhattan Bank or its designee serves as trustee or custodian. No initial sales charge will apply to the purchase of the Fund's Class A shares if you are investing the proceeds of a qualified retirement plan where a portion of the plan was invested in the Chase Vista Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

Purchases of Class A shares of the Fund may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services. Purchases of the Fund's Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Investors may incur a fee if they effect transactions through a broker or agent.

Purchases of the Fund's Class A shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the

Fund, the Fund's distributor or the Chase Vista Service Center.

Shareholders of record of any Chase Vista Fund as of November 30, 1990 and certain immediate family members may purchase the Fund's Class A shares with no initial sales charge for as long as they continue to own Class A shares of any Chase Vista Fund, provided there is no change in account registration.

The Fund may sell Class A shares at net asset value without an initial sales charge in connection with the acquisition by the Fund of assets of an investment company or personal holding company. The CDSC will be waived on redemption of Class B shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 with respect to the applicable Fund at the time the systematic withdrawal plan was established. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.

Shareholders of other Chase Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

HOW TO SELL SHARES

You can sell your Fund shares any day the New York Stock
Exchange is open, either directly to the Fund or through your investment representative. The Fund will only forward redemption payments on shares for which it has collected payment of the purchase price.

SELLING SHARES DIRECTLY TO THE FUND. Send a signed letter of instruction to the Chase Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form, less any applicable CDSC. In order to receive that day's net asset value, the Chase Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

SIGNATURE GUARANTEES. If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

If you want your redemption proceeds sent to an address other than your address as it appears on Chase Vista's records, a signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Chase Vista Service Center for details.

DELIVERY OF PROCEEDS. The Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

TELEPHONE REDEMPTIONS. You may use Vista's Telephone Redemption Privilege to redeem shares from your account unless you have notified the Chase Vista Service Center of an address change within the preceding 30 days. Telephone redemption requests in excess of $25,000 will only be made by wire to a bank account on record with the Fund. There is a $10.00 charge for each wire transaction. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

The Chase Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Vista Service Center.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Chase Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

SYSTEMATIC WITHDRAWAL. You can make regular withdrawals of $50 or more ($100 or more for Class B accounts) monthly, quarterly or semiannually. A minimum account balance of $5,000 is required to establish a systematic withdrawal plan for Class

A accounts. Call the Chase Vista Service Center at 1-800-34-VISTA for complete instructions.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Chase Vista Service Center, and may charge you for its services.

INVOLUNTARY REDEMPTION OF ACCOUNTS. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500 due to redemptions or if you purchase through the Systematic Investment Plan and fail to meet the Fund's investment minimum within a twelve month period. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption. In the event the Fund redeems Class B shares pursuant to this provision, no CDSC will be imposed.

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares for shares of the same class of certain other Chase Vista funds at net asset value beginning 15 days after purchase. Not all Chase Vista funds offer all classes of shares. The prospectus of the other Chase Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

EXCHANGING TO MONEY FUNDS. An exchange of Class B shares into any of the Chase Vista money market funds (other than the Class B shares of the Prime Money Market Fund) will be treated as a redemption--and therefore subject to the conditions of the CDSC-- and a subsequent purchase. Class B shares of any Chase Vista non-money market fund may be exchanged into the Class B shares of the Prime Money Market Fund in order to continue the aging of the initial purchase of such shares.

For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

EXCHANGING BY PHONE. A Telephone Exchange Privilege is currently available. Call the Chase Vista Service Center for procedures for telephone transactions. The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Chase Vista Service Center for prospectuses of other Chase Vista Funds. Shares of certain Chase Vista Funds are not available to residents of all states.

EXCHANGE PARAMETERS. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Chase Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving the Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Chase Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

REINSTATEMENT PRIVILEGE. Upon written request, Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption. The reinstatement request must be accompanied by payment for the shares (not in excess of the redemption), and shares will be purchased at the next determined net asset value. Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

HOW THE FUND VALUES
ITS SHARES

The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE
MADE; TAX INFORMATION

The Fund declares dividends daily and distributes any net investment income at least monthly. The Fund distributes any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher. DISTRIBUTION PAYMENT OPTION. You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash or by ACH to a pre-established bank account while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash or by ACH. You can change your distribution option by notifying the Chase Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash or by ACH will be reinvested in shares of the same share class. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

If a check representing a Fund distribution is not cashed within a specified period, the Chase Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in an established account of another Chase Vista Fund. If the Chase Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if the Fund or the Chase Vista Service Center sends you correspondence returned as "undeliverable," distributions will automatically be reinvested in the Fund.

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

TAXATION OF DISTRIBUTIONS. Distributions by the Fund of its tax-exempt interest income will not be subject to federal income tax. Such distributions will generally be subject to state and local taxes, but may be exempt if paid out of interest on municipal obligations of the state or locality in which the shareholder resides.

All other Fund distributions of net investment income will be taxable as ordinary income. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain, regardless of how long you have held the shares. The taxation of your distributions is the same whether received in cash or in shares through the reinvestment of distributions.

You should carefully consider the tax implications of purchasing shares just prior to a distribution. This is because you will be taxed on the entire amount of the taxable distribution received, even though the net asset value per share will be higher on the date of such purchase as it will include the distribution amount.

Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

The above is only a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION
CONCERNING THE FUND

DISTRIBUTION PLANS

The Fund's distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A and Class B shares which provide for the payment of distribution fees at annual rates of up to 0.25% and 0.75% of the average daily net assets attributable to Class A and Class B shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A and Class B shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A or Class B shares maintained in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of Class A and Class B shares will be conducted generally by the Chase Vista Funds, and activities intended to promote the Fund's Class A or Class B shares may also benefit the Fund's other shares and other Chase Vista Funds.

VFD may provide promotional incentives to broker-dealers that meet specified targets for one or more Chase Vista Funds. These incentives may include gifts of up to $100 per person annually, an occasional meal, ticket to a sporting event or theater for entertainment for broker-dealers and their guests; and payment or reimbursements for travel expenses, including loding and meals, in connection with attendance at training and educational meetings within and outside the U.S.

VFD may from time to time, pursuant to objective criteria established by it, pay additional compensation to qualifying authorized broker-dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund. In some instances, such cash compensation may be offered only to certain broker-dealers who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or the other Chase Vista Funds during a specified period of time. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by VFD out of compensation retained by it from the Fund or other sources available to it.

SHAREHOLDER SERVICING AGENTS

The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A or Class B shares of the Fund. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A and Class B shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

Shareholder servicing agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

Chase and/or VFD may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of such shareholder servicing agents. Such compensation does not represent an additional expense to the Fund or its shareholers, since it will be paid by Chase and/or VFD.

Chase and its affiliates and the Chase Vista Funds, affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.

ADMINISTRATOR AND SUB-ADMINISTRATOR

Chase act as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

VFD provides certain sub-administrative services to the Fund pursuant to a distribution and sub-administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, Third Floor, New York, New York 10081.

CUSTODIAN

Chase acts as the Fund's custodian and fund accountant and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

EXPENSES

The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

ORGANIZATION AND
DESCRIPTION OF SHARES

The Fund is a portfolio of Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust in 1994 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Fund issues multiple classes of shares. This Prospectus relates to Class A and Class B shares of the Fund. The Fund may offer other classes of shares in addition to these classes and may determine not to offer certain classes of shares. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of the Fund's shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which would affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

UNIQUE CHARACTERISTICS OF MASTER/FEEDER
FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund is permitted to invest all of its investable assets in a separate registered investment company (a "Portfolio"). In that event, a shareholder's interest in the Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio would not be required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences may result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio. Under this master/feeder investment approach, whenever the Trust was requested to vote on matters pertaining to a Portfolio, the Trust would hold a meeting of shareholders of the Fund and would cast all of its votes in the same proportion as did the Fund's shareholders. Shares of the Fund for which no voting instructions had been received would be voted in the same proportion as those shares for which voting instructions had been received. Certain changes in a Portfolio's objective, policies or restrictions might require the Trust to withdraw the Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

State securities regulations generally would not permit the same individuals who are disinterested Trustees of the Trust to be Trustees of a Portfolio absent the adoption of procedures by a majority of the disinterested Trustees of the Trust reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees. The Fund will not adopt a master/feeder structure under which the disinterested Trustees of the Trust are Trustees of the Portfolio unless the Trustees of the Trust, including a majority of the disinterested Trustees, adopt procedures they believe to be reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.

If the Fund invests all of its investable assets in a Portfolio, investors in the Fund will be able to obtain information about whether investment in the Portfolio might be available through other funds by contacting the Fund at 1-800-622-4273. In the event the Fund adopts a master/feeder structure and invests all of its investable assets in a Portfolio, shareholders of the Fund will be given at least 30 days' prior written notice.

PERFORMANCE INFORMATION

The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares, in the manner described in the SAI. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period. "Effective yield" is the "yield" calculated assuming the reinvestment of income earned, and will be slightly higher than the "yield" due to the compounding effect of this assumed reinvestment. "Tax equivalent yield" is the yield that a taxable fund would have to generate in order to produce an after-tax yield equivalent to the Fund's yield. The tax equivalent yield of the Fund can then be compared to the yield of a taxable fund. Tax equivalent yields can be quoted on either a "yield" or "effective yield" basis.

"Total return" for the one-, five- and ten-year periods (or since inception, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B shares). Total return may also be presented for other periods or without reflecting sales charges. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                  MAKE THE MOST OF YOUR CHASE VISTA PRIVILEGES

The following services are available to you as a Chase Vista Fund shareholder.

[bullet] SYSTEMATIC INVESTMENT PLAN--Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

[bullet] SYSTEMATIC WITHDRAWAL PLAN--Make regular withdrawals of $50 or more
         ($100 or more for Class B accounts) monthly, quarterly or semiannually. A minimum account balance of $5,000 is required to establish a systematic withdrawal plan for Class A accounts.

[bullet] SYSTEMATIC EXCHANGE--Transfer assets automatically from one Chase Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

[bullet] FREE EXCHANGE PRIVILEGE--Exchange money between Chase Vista Funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

[bullet] REINSTATEMENT PRIVILEGE--Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

  Class B shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Chase Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392

TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036


[LOGO OF CHASE VISTA]
P.O. Box 419392
Kansas City, MO 64141-6392



                                                                     VTFI-1-398X

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392

TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036


[LOGO OF CHASE VISTA]
P.O. Box 419392
Kansas City, MO 64141-6392




                                                                      VTFI-1-398

                                                             LIPPER MUTUAL FUNDS

                                                         Mutual Fund Investments
                                                                 offered through
                                                          Lipper & Company, L.P.



                                                                 U.S. GOVERNMENT
                                                               MONEY MARKET FUND

                                                                    VISTA SHARES


                                                             Prospectus Enclosed





                                          For a new account application refer to
                                               The Lipper Funds, Inc. Prospectus

December 29, 1997, As revised March 13, 1998

                                  PROSPECTUS
                CHASE VISTA(SM) U.S. GOVERNMENT MONEY MARKET FUND
                                VistaSM Shares


     Investment Strategy: Current Income

     This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its December 29, 1997 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call 1-800-LIPPER9. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Investments in mutual funds involve risk, including the possible loss of the principal amount invested.

                             TABLE OF CONTENTS


Expense Summary .........................................................................     3
The expenses you pay on your Fund investment, including examples

Financial Highlights ....................................................................     4
The Fund's financial history

Fund Objective and Investment Approach ..................................................     5

Investment Policies .....................................................................     5

Management ..............................................................................     7
Chase Manhattan Bank, the Funds' adviser; Chase Asset Management, the Fund's sub-adviser

How to Buy, Sell and Exchange Shares ....................................................     8

Exchange Feature ........................................................................    11

How the Fund Values its Shares ..........................................................    12

How Dividends and Distributions Are Made; Tax Information ...............................    13

How the Fund distributes its earnings, and tax treatment related to those earnings
Other Information Concerning the Fund ...................................................    14
Distribution plans, shareholder servicing agents, administration, custodian, expenses and organization

Performance Information .................................................................    17
How performance is determined, stated and/or advertised

EXPENSE SUMMARY


     Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Fund based on expenses incurred in the most recent fiscal year by the Fund. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.



                                                              Vista
                                                             Shares
                                                           ----------
    Annual Fund Operating
     Expenses (as a percentage of average net assets)
    Investment Advisory Fee ............................       0.10%
    12b-1 Fee * ........................................       0.10%
    Shareholder Servicing Fee (after estimated waiver of
    fee)** .............................................       0.23%
    Other Expenses .....................................       0.16%
    Total Fund Operating Expenses (after waivers of
    fees)** ............................................       0.59%

Example
      Your investment of $1,000 would incur the following expenses, assuming 5% annual return:


  1 year ...........    $ 6
  3 years ..........     19
  5 years ..........     33
  10 years .........     74

-------------
 * Long-term shareholders in mutual funds with 12b-1 fees, such as holders of Vista Shares of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
** Reflects current waiver arrangements to maintain Total Fund Operating
   Expenses at the levels indicated in the table above. Absent such waiver, the Shareholder Servicing Fee would be 0.35%, and Total Fund Operating Expenses would be 0.71%. Chase has agreed to waive fees payable to it and/or reimburse expenses for a two year period commencing on May 6, 1996 to the extent necessary to prevent Total Fund Operating Expenses for Vista Shares of the Fund from exceeding 0.76% of average net assets during such period.



     The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

     Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FINANCIAL HIGHLIGHTS


     The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, 1177 Avenue of the Americas, New York, N.Y. 10036, whose report thereon is included in the Annual Report to Shareholders.



                                                     Year           Year          Year        11/1/93      1/1/93*
                                                     ended          ended         ended       through      through
                                                    8/31/97        8/31/96       8/31/95     8/31/94**    10/31/93
                                                  ------------ -------------- ------------ ------------ ------------
Per Share Operating Performance
------------------------------------------
Net Asset Value, Beginning of Period .....        $    1.00      $    1.00      $  1.00      $  1.00      $  1.00
                                                  ---------      ---------      -------      -------      -------
 Income from Investment Operations:
  Net Investment Income ..................            0.049          0.049        0.049        0.025        0.019
                                                  ---------      ---------      -------      -------      -------
 Less Distributions:
  Dividends from Net Investment
  Income .................................            0.049          0.049        0.049        0.025        0.019
                                                  ---------      ---------      -------      -------      -------
Net Asset Value, End of Period ...........        $    1.00      $    1.00      $  1.00      $  1.00      $  1.00
                                                  =========      =========      =======      =======      =======
Total Return .............................             5.04%          4.97%        5.05%        2.48%        2.02%
Ratios/Supplemental Data
 Net Assets, End of Period
   (000 omitted) .........................       $2,139,368     $2,057,023     $341,336     $335,365     $323,498
 Ratio of Expenses to
   Average Net Assets# ...................             0.59%          0.65%        0.80%        0.80%        0.82%
 Ratio of Net Investment Income to
   Average Net Assets# ...................             4.93%          4.83%        4.93%        2.94%        2.39%
 Ratio of Expenses without waivers
   and assumption of expenses to
   Average Net Assets# ...................             0.72%          0.73%        0.80%        0.80%        0.82%
 Ratio of Net Investment Income
   without waivers and assumption of
   expenses to Average Net Assets# .......             4.80%          4.75%        4.93%        2.94%        2.39%

-----------
 * Commencement of offering shares.
** In 1994 the Fund changed its fiscal year-end from October 31 to August 31.
 # Short periods have been annualized.

FUND OBJECTIVE AND INVESTMENT APPROACH

     The Fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     The Fund invests substantially all of its assets in obligations issued or guaranteed by the U.S. Treasury, or agencies or instrumentalities of the U.S. Government, and in repurchase agreements collateralized by these obligations. The dollar weighted average maturity of the Fund will be 60 days or less.

INVESTMENT POLICIES

     As a matter of fundamental policy, the Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

     The Fund seeks to maintain a net asset value of $1.00 per share.

     The Fund invests only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category by at least two national rating organizations ("NROs") (or one NRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security. Securities in which the Fund invests may not earn as high a level of current income as long-term or lower quality securities.

     The Fund purchase only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

     Although the Fund seeks to be fully invested, at times it may hold uninvested cash reserves, which would adversely affect its yield.

     There can be no assurance that the Fund will achieve its investment objective.

Other Investment Practices

      The Fund may also engage in the following investment practices when consistent with their overall objectives and policies. These practices, and certain associated risks, are more fully described in the SAI.

      U.S. Government Obligations. The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Certain U.S. Government Obligations, such as U.S. Treasury securities and direct pass-through certificates of the Government National Mortgage Association (GNMA), are backed by the "full faith and credit" of the U.S. Government. Other U.S. Government Obligations, such as obligations of Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are not backed by the "full faith and credit" of the U.S. Government. In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

      Repurchase Agreements, Securities Loans and Forward and Stand-By Commitments. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. The

Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. The Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

     Borrowings and Reverse Repurchase Agreements. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow to buy additional securities, known as "leveraging." The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. The Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

     STRIPS and Zero Coupon Obligations. The Fund may invest up to 20% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligation is backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The value of STRIPS and zero coupon obligations tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

     Floating and Variable Rate Securities. The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. Demand features on certain floating or variable rate securities may obligate the Fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments.

     Other Money Market Funds. The Fund may invest up to 10% of its total assets in shares of other money market funds when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other money market funds.

     Portfolio Turnover. It is intended that the Fund will be fully managed by buying and selling securities, as well as holding securities to maturity. The frequency of the Fund's portfolio transactions will vary from year to year. In managing the Fund, the Fund's advisers will seek to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. More frequent turnover will generally result in higher transactions costs, including dealer mark-ups.

Limiting Investment Risks

     Specific regulations and investment restrictions help the Fund limit investment risks for its shareholders. These regulations and restrictions prohibit the Fund from investing more than 10% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees). A complete description of other investment policies is included in the SAI. Except for the Fund's investment objective, investment policies designated as fundamental above or in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

Risk Factors

     General. There can be no assurance that the Fund will be able to maintain a stable net asset value. Changes in interest rates may affect the value of the obligations held by the Fund. The value of fixed income securities varies inversely with changes in prevailing interest rates, although money market instruments are generally less sensitive to changes in interest rates than are longer-term securities. For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices."


MANAGEMENT

The Fund's Advisers

     The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund under an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

     For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

     Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund, under a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets. CAM provides discretionary investment advisory services to institutional clients. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

HOW TO BUY, SELL AND EXCHANGE SHARES

How to Buy Shares

     A Fund account can be opened through Lipper & Co. LLP with as little as $2,500 ($1,000 for IRAs, SEP-IRAs and the Systematic Investment Plan).

Initial Investments by Mail

     Shares of the Fund may be purchased by completing and signing an account application and mailing it, together with a check payable to "Lipper Mutual Funds", to:

                              Lipper Mutual Funds
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

     When purchases are made by check, redemptions will not be allowed until clearance or the purchase check, which may take 15 calendar days or longer. In the event a check used to pay for shares is not honored by a bank, the purchase order will be cancelled and the shareholder will be liable for any losses or expenses incurred by the Fund.

Initial Investment by Wire

     Shares of the Fund may also be purchased by wiring Federal Funds to the Fund's custodian (see instructions below). In order to insure prompt crediting of the Federal Funds wire, it is important to follow these steps:

     (a) The investor must telephone Chase Global Funds Service Co. ("CGFSC") (toll-free 1-800-LIPPER9) and provide name, address, telephone number, social security or tax I.D. number, the Fund and class of shares to be purchased, the amount being wired and the name of the bank wiring the funds. (Investors with existing accounts should also notify CGFSC prior to wiring funds). An account number will then be provided:

     (b) The investor must instruct his or her bank to wire the specified amount to the Fund's custodian as follows:

                            The Chase Manhattan Bank
                              New York, N.Y. 10003
                               ABA # 0210-0002-1
                            DDA Acct. #910-2-753168
                           F/B/O Lipper Mutual Funds
                       Ref: U.S. Government Money Market
                          Account Number
                                        ----------------
                           Account Name
                                        ----------------

     (c) The investor must forward a completed and signed account application to CGFSC and mail a carbon copy of the account application (manually signed) to CGFSC at the address set forth above under "Initial Investments by Mail" as soon as possible. It is important that investors forward the account application to CGFSC in a timely manner, since shares of the Fund will not be redeemed, exchanged or transferred until CGFSC receives the shareholder's account application. Federal Funds purchases will be accepted only on days on which both the NYSE and the Fund's custodian are open for business.

Additional Investments

     An investor may add to his or her account by purchasing additional shares of the same class of the Fund's shares by mailing a check to CGFSC (payable to "Lipper Mutual Funds") at its address set forth above under "Initial Investments by Mail" or by wiring funds to the Fund's custodian using the procedures set forth above under "Initial Investment by Wire." You may make an additional investment at any time with as little as $100. It is important that the account number, account name, and the Fund and class of shares to be purchased are specified on the check or wire to ensure proper crediting to the investor's account.

     In order to ensure that wire orders are invested promptly, investors are requested to notify CGFSC prior to the wire date. Mail orders must include the "Invest by Mail" stub which accompanies each Fund's confirmation statement.

The Systematic Investment Plan

     CGFSC offers investors the ability to make regular investments of $100 or more per transaction through automatic periodic deduction from a bank savings or checking account. Investors electing to start this Systematic Investment Plan when opening an account should complete the appropriate section of the account application. Existing shareholders may begin the Plan at any time by sending a signed letter with signature guarantee and a deposit slip or voided check to CGFSC. Investors may call CGFSC at 1-800-LIPPER9 for complete instructions.

Processing of Purchase Orders

     Shares are sold without a sales load at the net asset value next determined after the Fund's distributor receives an order in proper form on any business day during which the Federal Reserve Bank of New York and the New York Stock Exchange are open for business (a "Fund Business Day"). In order for an investor to receive that day's dividend, CGFSC must generally receive the purchase order prior to 2:00 p.m., Eastern time (the Fund's Cut-off Time). The Fund intends to reject any purchase orders which are received on any Fund Business Day on which the Public Securities Association ("PSA") recommends an early close to trading on the U.S. Government securities market. The PSA is the trade association that represents securities firms and banks that underwrite, trade and sell debt securities, both domestically and internationally. Orders for shares received and accepted prior to 2:00 p.m. will be entitled to all dividends declared on that day. Orders received for shares after 2:00 p.m. and prior to 4:00 p.m., Eastern time on any Fund Business Day will not be accepted and executed on the same day except at the Fund's discretion. Orders received and not accepted after 2:00 p.m. will be considered received prior to 2:00 p.m. on the following Fund Business Day and processed accordingly.

     Orders for shares are accepted by the Fund after funds are converted to Federal Funds. Orders paid by check and received before 2:00 p.m. will generally be available for the purchase of shares the following Fund Business Day. The Fund reserves the right to reject any purchase order.

How to Sell Shares

     Investors may redeem Fund shares on any Fund Business Day either through Lipper & Co. LLP or CGFSC. The Fund will only forward redemption payments on shares for which it has collected payment. The price an investor receives is the next net asset value calculated after a redemption request is received in proper form.

Redemption through Lipper & Co., LLP

     Redemption requests may be made through Lipper & Co. LLP. The investment representative will be responsible for furnishing all necessary documentation to CGFSC located at 73 Tremont Street, Boston, MA 02208.

Redemption by Mail

     Redemption requests also may be mailed to CGFSC at the following address:

                              Lipper Mutual Funds
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                        Boston, Massachusetts 02208-2798

     A mailed request to redeem shares must include the following:

     (a) A letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, as well as the Fund and class being redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     (b) Any required signature guarantees (see "Signature Guarantees" below);
and

     (c) Other supporting legal documents in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     Shareholders who are uncertain of the requirements for redemption should call 1-800-LIPPER9.

Signature Guarantee

     To protect investors, the Fund and CGFSC from fraud, signature guarantees are required for certain redemptions. Signature guarantees are required for redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) or the registered address. The purpose of signature guarantees is to verify the identity of the party who has authorized a redemption.

     Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Exchange Act. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A complete definition of eligible guarantor institutions is available from CGFSC. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.

     The signature guarantee must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which must specify the total number of shares, Fund and class of shares to be redeemed; or (3) on all stock certificates tendered for redemption (in the event that all shares being redeemed are held in certificated form).

Redemption by Telephone

     Provided that an investor has previously established a telephone redemption privilege when completing an account application, a request for redemption of shares may be made by calling CGFSC at 1-800-LIPPER9 and requesting that redemption proceeds be mailed to the investor or wired to his or her bank. If an investor selects a telephone redemption privilege, the investor authorizes CGFSC to act on telephone instructions from any person representing himself or herself to be the investor or the investor's investment representative and reasonably believed by CGFSC to be genuine. The Fund will require CGFSC to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents nor CGFSC will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fradulent or unauthorized request. For information, consult CGFSC at 1-800-LIPPER9. When redeeming shares by telephone, an investor must have ready his or her name and account number, as well as Fund name, Social Security number or tax I.D. number and account address.

     To change the name of the commercial bank or the account designated to receive redemption proceeds, a written request must be sent to CGFSC at its address set forth above under "Redemption by Mail." Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. Please contact 1-800-LIPPER9 for further details. The telephone redemption privilege may be modified or terminated without notice.

Systematic Withdrawal Plan

     CGFSC offers investors the ability to make regular withdrawls of $100 or more monthly, quarterly or semiannually. A minimum account balance of $5,000 is required to establish a Systematic Withdrawl Plan. Call CGFSC at 1-800-LIPPER9 for complete instructions.

Processing of Redemption Orders

     The Fund generally sends payment for an investor's shares on the Fund Business Day after the investor's request is received in proper form, provided that the investor's request is received by Fund prior to 2:00 p.m., and assuming that the Fund has collected payment of the purchase price of such investor's shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven business days, as permitted by federal securities laws.

Involuntary Redemption of Accounts

     An investor's shares may be redeemed involuntarily if the aggregate net asset value of the shares in the investor's account is less than $500 or if the investor purchases through the Systematic Investment Plan and fails to meet the required investment minimum within a twelve month period. In the event of any such redemption, an investor will receive at least 60 days' notice prior to the redemption.

EXCHANGE FEATURE

     CGFSC makes available to investors an exchange feature which allows investors to purchase, in exchange for shares of the Fund, shares of certain other funds in the Lipper Group of Funds, to the extent such shares are offered for sale in the investor's state of residence and the purchase meets the minimum investment and other eligibility requirements of the fund into which the investor is exchanging. If an investor wishes to use the exchange feature, he or she should consult his or her investment representative or CGFSC to determine if the feature is available and whether any other conditions are imposed on its use. The discussion of the exchange feature in this Prospectus supersedes the discussion of the exchange privilege in the SAI for investors purchasing shares through Lipper Mutual Funds.

     To use the exchange feature, an investor or his or her investment representative acting on his or her behalf must give exchange instructions to CGFSC by mail, or by telephone if the investor has previously established the telephone exchange privilege, as further described below. Shares will be exchanged at the next determined net asset value by effecting a redemption of shares of the Fund and a purchase of shares of the exchange fund. No fees are charged in connection with the exchange feature.

     Before any exchange, an investor must obtain and should carefully review a copy of the current prospectus of the fund into which he or she wishes to exchange and should retain such copy for future reference.

     Exchanges may be subject to limitations as to amounts or frequency, and to other restrictions established by CGFSC to assure that exchanges do not disadvantage any of the funds in the Lipper Group of Funds or their shareholders. Shares held in broker "street name" may not be exchanged by mail or telephone; an investor must contact his or her investment representative to exchange such shares. CGFSC reserves the right to reject any exchange request in whole or in part. The exchange feature may be modified or terminated at any time.

     The exchange of shares of one fund for shares of another is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

Exchange by Mail

     In order to exchange shares by mail, an investor must include in the exchange request his or her account number for his or her current fund, the name of his or her current fund and the class which he or she wishes to exchange from, the name of the fund into which he or she wishes to exchange, and the documents described in the procedures set forth above under "Redemption of Shares--Redemption by Mail." The request to exchange shares must be sent to:


                              Lipper Mutual Funds
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798


HOW THE FUND VALUES ITS SHARES

     The net asset value of each class of shares of the Fund is currently determined daily as of 4:00 p.m., Eastern time on each Fund Business Day by dividing the net assets of the Fund attributable to such class by the number of shares of such class outstanding at the time the determination is made. Effective with the anticipated introduction of certain automated share purchase programs, the net asset value of shares of each class of the Fund available through the programs will also be determined as of 6:00 p.m., Eastern time on each Fund Business Day.

     The portfolio securities of the Fund are valued at their amortized cost in accordance with federal securities laws, certain requirements of which are summarized under "Common Investment Policies." This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price the Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and the Fund will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that they will be able to do so on a continuing basis. The Board of Trustees will review the holdings of the Fund at intervals it deems appropriate to determine whether the Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based upon amortized cost. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate.

HOW DIVIDENDS AND DISTRIBUTIONS ARE MADE; TAX INFORMATION

     The net investment income of each class of shares of the Fund is declared as a dividend to the shareholders each Fund Business Day. Dividends are declared as of the time of day which corresponds to the latest time on that day that the Fund's net asset value is determined. Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder arranges to receive dividends in cash or by ACH to a pre-established bank account, dividends are distributed in the form of additional shares. Dividends that are otherwise taxable are still taxable to you whether received in cash or additional shares. Net realized short-term capital gains, if any, will be distributed at least annually. The Fund does not expect to realize net long-term capital gains.

     Net investment income for the Fund consists of all interest accrued and discounts earned, less amortization of any market premium on the portfolio assets of the Fund and the accrued expenses of the Fund.

     The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make distributions as it intends, the Fund will be subject to tax on all of its income and gains.


Taxation of Distributions

     All Fund distributions of net investment income will be taxable as ordinary income. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain, regardless of how long you have held your shares. The taxation of your distributions is the same whether received in cash or in shares through the reinvestment of distributions.

     To the extent distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, such distributions may be exempt from certain types of state and local taxes.

     Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

     The above is only a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUND


Distribution Plans

     The Fund's distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Fund has adopted a Rule 12b-1 distribution plan which provides that the Fund will pay distribution fees at annual rates of up to 0.10% of the average daily net assets attributable to its Vista Shares. Payments under the distribution plan shall be used to compensate or reimburse the Funds' distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Vista Shares, and are not tied to the amount of actual expenses incurred. Promotional activities for the sale of Vista Shares will be conducted generally by the Chase Vista Funds, and activities intended to promote the Fund's Vista Shares may also benefit the Fund's other shares and other Chase Vista funds.

     VFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater or entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.


Shareholder Servicing Agents

     The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services. The Board of Trustees has determined that the amount payable in respect of "service fees" (as defined in the NASD Rules of Fair Practice) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares of the Fund.

     Shareholder servicing agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as shareholder servicing agents.

     For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.

     Chase and/or VFD may from time to time, at its own expense, provide compensation to certain selected dealers for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to 0.10% annually of the average net assets of the Fund attributable to shares of such Fund held by customers of such selected dealers. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by Chase and/or VFD.

     Chase and its affiliates and the Chase Vista Funds, affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.


Administrator and Sub-Administrator

     Chase acts as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.05% of the Fund's average daily net assets.

     VFD provides certain sub-administrative services to the Fund pursuant to a distribution and sub-administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, Third Floor, New York, New York 10081.


Custodian

     Chase acts as the Fund's custodian and fund accountant and receives compensation under an agreement with the Trust. Securities and cash of the Fund may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

Transfer Agent

     The Fund's Transfer Agent and Dividend Paying Agent is DST Systems, Inc., which is located at 210 West 10th Street, Kansas City, MO 64105.


Expenses

     The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


Organization and Description of Shares

     The Fund is a portfolio of Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust in 1994 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. The share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of a Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. Fund shares will be maintained in book entry form, and no certificates representing shares owned will be issued to shareholders.

     The Fund may issue multiple classes of shares. This Prospectus relates only to Vista Shares of the Fund. The Fund may offer other classes of shares in addition to these classes and may determine not to offer certain classes of shares. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of the Fund's shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which would affect the relative performance of the different classes. Investors may call 1-800-348-4782 to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

     The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

     Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

PERFORMANCE INFORMATION

     The Fund may advertise its annualized "yield" and its "effective yield". Annualized "yield" is determined by assuming that income generated by an investment in a Fund over a stated seven-day period (the "yield") will continue to be generated each week over a 52-week period. It is shown as a percentage of such investment. "Effective yield" is the annualized "yield" calculated assuming the reinvestment of the income earned during each week of the 52-week period. The "effective yield" will be slightly higher than the "yield" due to the compounding effect of this assumed reinvestment.

     Investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. Because this performance information is based on historical earnings, it should not be considered as an indication or representation of future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater if the limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

Dealer and Shareholder Servicing Agent
Lipper & Company, L.P.
101 Park Avenue, 6th Floor
New York, NY 10178
212-883-6333


   Shareholder Processing Agent
Chase Global Funds Services Company
73 Tremont Street, 9th Floor
Boston, MA 02108
1-800-LIPPER9


Investment Adviser
The Chase Manhattan Bank
270 Park Avenue
New York, NY 10017


Distributor
Vista Fund Distributors, Inc.
1 Chase Manhattan Plaza, 3rd Floor
New York, NY 10081





   No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information and, if given or made, such information and representations must not be relied upon as having been authorized by the Fund, The Lipper Funds, Inc., Lipper & Company, L.P. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

[front cover]
                                     Gintel


                           Federal Money Market Fund

                              Cash Management Fund

                      Chase Vista Funds Investments offered
                            through the Gintel Group



                              Prospectus Enclosed



                                  Gintel & Co.
                            6 Greenwich Office Park
                              Greenwich, CT 06831
                                  203-622-6400

                        Chase Global Funds Services Co.
                                 P.O. Box 2798
                             Boston, MA 02208-2798
                                  800-344-3092

                                     [logo]
                               CHASE VISTA FUNDS

                                  PROSPECTUS
                           FEDERAL MONEY MARKET FUND
                             CASH MANAGEMENT FUND
                                VISTA(SM) SHARES

                     ---------------------------------------
                     | INVESTMENT STRATEGY: CURRENT INCOME |
                     ---------------------------------------

December 29, 1997, As revised March 13, 1998

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in their December 29, 1997 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call Chase Global Funds Services Company at 1-800-344-3092. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------
| Investments in the Funds are not bank deposits or obligations of, or         |
| guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates | | and are not insured by the FDIC, the Federal Reserve Board or any other | | government agency. Investments in mutual funds involve risk, including the |
| possible loss of the principal amount invested.                              |
-------------------------------------------------------------------------------

                          TABLE OF CONTENTS

Expense Summary ...................................................   3
 The expenses you pay on your Fund investment, including examples

Financial Highlights ..............................................   4
 The Funds' financial history

Fund Objectives and Investment Approach
 Federal Money Market Fund ........................................   6
 Cash Management Fund .............................................   6

Common Investment Policies ........................................   6

Management ........................................................  11
 Chase Manhattan Bank, the Funds' adviser; Chase Asset Management and Texas Commerce Bank, the Funds' sub-advisers

How to Buy, Sell and Exchange Shares ..............................  12

How the Funds Value their Shares ..................................  17

How Dividends and Distributions Are Made; Tax Information .........  18
 How the Funds distribute their earnings, and tax treatment
  related to those earnings

Other Information Concerning the Funds ............................  19
 Distribution plans, shareholder servicing agents, administration, custodian, expenses and organization

Performance Information ...........................................  22
 How performance is determined, stated and/or advertised

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in a Fund based on expenses incurred in the most recent fiscal year by each Fund. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                                                                               Federal                 Cash
                                                                           Money Market Fund       Management Fund
                                                                          -------------------     -----------------
                                                                              Vista Shares           Vista Shares
                                                                          -------------------     -----------------
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fee ..............................................            0.10%                0.10%
12b-1 Fee * ..........................................................            0.10%                 n/a
Shareholder Servicing Fee (after estimated
  waiver of fee)** ...................................................            0.20%                0.33%
Other Expenses .......................................................            0.30%                0.16%
Total Fund Operating Expenses (after waivers
  of fees)** .........................................................            0.70%                0.59%

EXAMPLES
Your investment of $1,000 would incur the
  following expenses, assuming 5% annual return:
1 Year ...............................................................            $  7                 $  6
3 years ..............................................................              22                   19
5 years ..............................................................              39                   33
10 years .............................................................              87                   74

* Long-term shareholders in mutual funds with 12b-1 fees, such as holders of Vista Shares of the Federal Money Market Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

** Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the Shareholder Servicing Fee would be 0.35% for Federal Money Market Fund and Cash Management Fund, and Total Fund Operating Expenses would be 0.85% and 0.61%, respectively. In addition, Chase has agreed to waive fees payable to it and/or reimburse expenses for a two year period commencing on May 6, 1996 to the extent necessary to prevent Total Fund Operating Expenses for Vista Shares of the Cash Management Fund from exceeding 0.72% of average net assets during such period.

The table is provided to help you understand the expenses of investing in the Funds and your share of the operating expenses that a Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in a Fund. The Funds understand that Shareholder Servicing Agents may credit the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from a Fund with respect to those accounts. See "Other Information Concerning the Funds."

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, located at 1177 Avenue of Americas, New York, NY 10036, whose report thereon is included in the Annual Report to Shareholders.

                           FEDERAL MONEY MARKET FUND

                                                                                       Vista Shares
                                                                    ------------------------------------------------
                                                                       Year         Year         Year       5/9/94*
                                                                      ended        ended         ended      through
                                                                      8/31/97      8/31/96      8/31/95     8/31/94
                                                                     --------      -------      -------     -------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .............................     $ 1.00       $  1.00      $  1.00     $  1.00
                                                                     --------      --------     --------    --------
 Income from Investment Operations:
  Net Investment Income ..........................................      0.048         0.048        0.051       0.013
                                                                     --------      --------     --------    --------
  Total from Investment Operations ...............................      0.048         0.048        0.051       0.013
 Less Distributions:
  Dividends from Net Investment Income ...........................    $ 0.048         0.048        0.051       0.013
                                                                     --------      --------     --------    --------
Net Asset Value, End of Period ...................................     $ 1.00       $  1.00      $  1.00     $  1.00
                                                                     ========      ========     ========    ========
Total Return .....................................................       4.91%         4.83%        5.20%       1.26%

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) .........................   $301,031      $352,934     $203,399    $ 19,955
 Ratio of Expenses to Average Net Assets# ........................       0.70%         0.70%        0.69%       0.40%
 Ratio of Net Investment Income to Average Net Assets# ...........       4.79%         4.79%        5.16%       4.36%
 Ratio of Expenses without waivers and assumption of expenses to
   Average Net Assets# ...........................................       0.82%         0.93%        0.93%       1.02%
 Ratio of Net Investment Income without waivers and assumptions of
   expenses to Average Net Assets# ...............................       4.67%         4.56%        4.92%       3.74%

*  Commencement of offering shares.
#  Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

On May 3, 1996, the Hanover Cash Management Fund merged into Cash Management Fund. The table set forth below provides selected per share data and ratios for one Hanover Cash Management Fund share (the accounting survivor of the merger) outstanding through May 3, 1996 and one Vista Share of the Cash Management Fund outstanding for periods thereafter. This information is supplemented by financial statements and accompanying notes appearing in the Hanover Cash Management Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1995 and the Fund's Annual Report to Shareholders for the period ended August 31, 1996, which are both incorporated by reference into the SAI. Shareholders may obtain a copy of these annual reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, for the year ended August 31, 1997 and the period ended August 31, 1996 has been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Fund's Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.

                             CASH MANAGEMENT FUND

                                  Year          12/1/95
                                  Ended         through
                                 8/31/97       8/31/96**
                             -------------- --------------
PER SHARE
 OPERATING
 PERFORMANCE
Net Asset Value, Beginning
 of Period .................     $   1.00      $    1.00
                                ---------      ---------
 Income from Investment
  Operations:
  Net Investment
   Income ..................        0.050          0.037
                               ----------     ----------
 Less Distributions:
  Dividends from Net
    Investment Income               0.050          0.037
                               ----------     ----------
Net Asset Value, End of
 Period ....................    $    1.00      $    1.00
                               ==========     ==========
Total Return ...............         5.09%          3.69%
Ratios/Supplemental Data
 Net Assets, End of Period
  (000 omitted) ............   $2,576,142     $1,621,212
 Ratio of Expenses to
  Average Net Assets# ......         0.59%          0.60%
 Ratio of Net Investment
  Income to Average
 Net Assets# ...............         4.99%          4.91%
 Ratio of Expenses
  without waivers and
  assumption of
  expenses to Average
  Net Assets# ..............         0.62%          0.63%
 Ratio of Net Investment
  Income without waivers and
  assumption of expenses to
  Average Net Assets .......         4.96%          4.88%



                                                               Year Ended                                      1/17/89*
                             -------------------------------------------------------------------------------    through
                                11/30/95      11/30/94     11/30/93     11/30/92     11/30/91     11/30/90     11/30/89*
                             -------------- ------------ ------------ ------------ ------------ ------------ ------------
PER SHARE
 OPERATING
 PERFORMANCE
Net Asset Value, Beginning
 of Period .................   $     1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                               ---------      -------      --------     --------     --------     --------     --------
 Income from Investment
  Operations:
  Net Investment
   Income ..................        0.054        0.036        0.027        0.035        0.059        0.077        0.076
                               ----------     --------     --------     --------     --------     --------     --------
 Less Distributions:
  Dividends from Net
    Investment Income               0.054        0.036        0.027        0.035        0.059        0.077        0.076
                               ----------     --------     --------     --------     --------     --------     --------
Net Asset Value, End of
 Period ....................   $     1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                               ==========     ========     ========     ========     ========     ========     ========
Total Return ...............         5.49%        3.62%        2.74%        3.51%        6.01%        7.94%        7.83%
Ratios/Supplemental Data
 Net Assets, End of Period
  (000 omitted) ............   $1,634,493     $990,045     $861,025     $560,173     $343,166     $196,103     $134,503
 Ratio of Expenses to
  Average Net Assets# ......         0.58%        0.58%        0.61%        0.67%        0.67%        0.67%        0.67%
 Ratio of Net Investment
  Income to Average
 Net Assets# ...............         5.35%        3.62%        2.70%        3.41%        5.84%        7.65%        8.62%
 Ratio of Expenses
  without waivers and
  assumption of
  expenses to Average
  Net Assets# ..............         0.62%        0.62%        0.64%        0.72%        0.73%        0.73%        0.74%
 Ratio of Net Investment
  Income without waivers and
  assumption of expenses to
  Average Net Assets .......         5.31%        3.58%        2.67%        3.36%        5.78%        7.59%        8.55%

 *  Fund commenced operations January 17, 1989.
**  In 1996, the Fund changed its fiscal year end from November 30 to August 31.
 #  Short periods have been annualized.

FUND OBJECTIVES AND INVESTMENT APPROACH

FEDERAL MONEY MARKET FUND
The Fund's objective is to provide current income consistent with preservation of capital and maintenance of liquidity.

The Fund invests primarily in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and obligations issued or guaranteed as to principal and interest by certain agencies or instrumentalities of the U.S. Government. Income on direct investments in U.S. Treasury securities and obligations of the agencies and instrumentalities in which the Fund invests is generally not subject to state and local income taxes by reason of federal law. The dollar weighted average maturity of the Fund will be 90 days or less. Due to state income tax considerations, the Fund will not enter into repurchase agreements.

Shareholders of the Fund that reside in a state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gains and other income, if any, when distributed will be subject to the state's income tax. See "How Dividends and Distributions are Made; Tax Information."

CASH MANAGEMENT FUND
The Fund's objective is to provide maximum current income consistent with the preservation of capital and the maintenance of liquidity.

The Fund invests in high quality, short-term U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign corporations; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development); (iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's advisers to meet comparable credit standing criteria;
(iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less.

COMMON INVESTMENT POLICIES
In lieu of investing directly, each Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the applicable Fund.

Each Fund seeks to maintain a net asset value of $1.00 per share.

The Funds invest only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category by at least two national rating organizations ("NROs") (or one NRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security. Securities in which the Funds invest may not earn as high a level of current income as long-term or lower quality securities.

The Funds purchase only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

Although each Fund seeks to be fully invested, at times it may hold uninvested cash reserves, which would adversely affect its yield.

Each Fund is classified as a "diversified" fund under federal securities law.

There can be no assurance that any Fund will achieve its investment objective.

OTHER INVESTMENT PRACTICES
The Funds may also engage in the following investment practices when consistent with their overall objectives and policies. These practices, and certain associated risks, are more fully described in the SAI.

U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Certain U.S. Government Obligations, such as U.S. Treasury securities and direct pass-through certificates of the Government National Mortgage Association (GNMA), are backed by the "full faith and credit" of the U.S. Government. Other U.S. Government Obligations, such as obligations of Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are not backed by the "full faith and credit" of the U.S. Government. In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD AND STAND-BY
COMMITMENTS. The Cash Management Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. Each Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. Each Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. Each Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, a Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow to buy additional securities, known as "leveraging." Each Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. A Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

STRIPS AND ZERO COUPON OBLIGATIONS. Each Fund may invest up to 20% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligation is backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". Cash Management Fund may also invest in zero coupon obligations. Zero coupon obligations are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. The value of STRIPS and zero coupon obligations tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Each Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which the Cash Management Fund may invest include participation certificates and certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, a Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, a Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate a Fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments.

OTHER MONEY MARKET FUNDS. Each Fund may invest up to 10% of its total assets in shares of other money market funds when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other money market funds.

PORTFOLIO TURNOVER. It is intended that the Funds will be fully managed by buying and selling securities, as well as holding securities to maturity. The frequency of the Funds' portfolio transactions will vary from year to year. In managing a Fund, the Fund's advisers will seek to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. More frequent turnover will generally result in higher transactions costs, including dealer mark-ups.

ADDITIONAL INVESTMENT POLICIES OF CASH MANAGEMENT FUND
Cash Management Fund may also invest in the following instruments, when consistent with its overall objective and policies. These instruments, and certain associated risks, are more fully described in the SAI.

BANK OBLIGATIONS. Bank obligations include certificates of deposit, time deposits and bankers' acceptances issued or guaranteed by U.S. banks (including their foreign branches) and foreign banks (including their U.S. branches). These obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation. Foreign bank obligations involve certain risks associated with foreign investing.

ASSET-BACKED SECURITIES. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

MUNICIPAL OBLIGATIONS. The Fund may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which it may invest. Dividends paid by this Fund that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.

SECURITIES OF FOREIGN GOVERNMENTS AND SUPRANATIONAL AGENCIES. The Fund intends to invest a substantial portion of its assets from time to time in securities of foreign governments and supranational agencies. The Fund will limit its investments in foreign government obligations to commercial paper and other short-term notes issued or guaranteed by the governments of Western Europe, Australia, New Zealand, Japan and Canada. Obligations of supranational agencies, such as the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.

CUSTODIAL RECEIPTS. The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

LIMITING INVESTMENT RISKS
Specific regulations and investment restrictions help the Funds limit investment risks for their shareholders. These regulations and restrictions prohibit each Fund from: (a) with certain limited exceptions, investing more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to U.S. Government Obligations; (b) investing more than 10% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry (excluding U.S. Government Obligations and bank obligations. A complete description of these and other investment policies is included in the SAI. Except for each Fund's investment objective, restriction (c) above and investment policies designated as fundamental above or in the SAI, the Funds' investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.

RISK FACTORS
GENERAL. There can be no assurance that any Fund will be able to maintain a stable net asset value. Changes in interest rates may affect the value of the obligations held by the Funds. The value of fixed income securities varies inversely with changes in prevailing interest rates, although money market instruments are generally less sensitive to changes in interest rates than are longer-term securities. For a discussion of certain other risks associated with the Funds' additional investment activities, see "Other Investment Practices" and "Additional Investment Policies of Cash Management Fund."

CASH MANAGEMENT FUND. This Fund is permitted to invest any portion of its assets in obligations of domestic banks (including their foreign branches), and in obligations of foreign issuers. The ability to concentrate in the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

Securities issued by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches), and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

MANAGEMENT

THE FUNDS' ADVISERS
The Chase Manhattan Bank ("Chase") acts as investment adviser to each of the Funds under an Investment Advisory Agreement and has overall responsibility for investment decisions of each of the Funds, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to each of the Funds, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.10% of each Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Federal Money

Market Fund, under a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Federal Money Market Fund on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each such Fund's average daily net assets. CAM provides discretionary investment advisory services to institutional clients. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

Texas Commerce Bank, National Association ("TCB") is the sub-investment adviser to the Vista Cash Management Fund under a Sub-Investment Advisory Agreement between Chase and TCB. TCB has been in the investment counselling business since 1987 and is ultimately controlled and owned by The Chase Manhattan Corporation. TCB makes investment decisions for the Cash Management Fund on a day-to-day basis. For these services, TCB is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each such Fund's average daily net assets. TCB is located at 600 Travis, Houston, Texas 77002.

HOW TO BUY, SELL
AND EXCHANGE SHARES

PURCHASE OF SHARES
The minimum initial investment by a shareholder is $2,500 ($1,000 for IRAs, SEP-IRAs and the automatic investment plan). There is no minimum for additional investments. The Fund reserves the right, in its sole discretion, to reject any purchase order or cease offering shares for purchase at any time. No share certificates will be issued unless requested in writing. Subscriptions for shares are subject to acceptance by the Fund and are not binding until accepted.

Purchase by Mail: Shares of the Fund may be purchased by sending a completed Application (included with this Prospectus or obtainable from the Fund) to "Gintel Group", c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798, accompanied by a check payable to Gintel Group in payment for the shares. Applications sent to the Fund will be forwarded to Chase Global Funds Services Company and will not be effective until received by Chase Global Funds Services Company. Special forms are required for IRA and Keogh subscriptions and may be obtained by contacting the Fund. When purchases are made by check, redemptions will not be allowed until the purchase check clears, which may take 15 calendar days or longer. In addition, the redemption of shares purchased through Automated Clearing House (ACH) will not be allowed until the payment clears, which may take 7 business days or longer. In the event a check used to pay for shares is not honored by a bank, the purchase order will be cancelled and the shareholder will be liable for any losses or expenses incurred by the Fund.

Purchase by Exchange: Shares of the Fund may be exchanged for shares of any other fund within the Gintel Group, to the extent such shares are offered for sale in the investor's state of residence. Before any exchange, an investor must obtain and should carefully review a copy of the current prospectus of the fund into which he or she wishes to exchange and should retain such copy for future reference. When opening an account by exchange, the new account must be established with the same name(s), address, and tax identification number as the other account and must meet that fund's minimum initial investment and other eligibility requirements. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. If an investor wishes to use the exchange feature, he or she should consult his or her investment representative or Chase Global Funds Services Company to determine if the feature is available and whether any other conditions are imposed on its use. The discussion of the exchange feature in this Prospectus supersedes the discussion of the exchange privileges in the SAI for investors purchasing shares through the Gintel Group. Purchase by exchange may be executed by either mail or telephone but in every instance must comply with the purchase and redemption procedures set forth in the Prospectus. Neither Chase Global Funds Services Company nor the Fund will be liable for acting upon such instructions, regardless of the authority or absence thereof of the person giving the instructions, or for any loss, expense, or cost arising out of any exchange by telephone, whether or not properly authorized and directed. An investor will bear the risk of loss. The staff of the Securities and Exchange Commission is currently examining whether such responsibilities may be disclaimed. The accuracy of telephone transactions should be verified immediately upon the receipt of confirmation statement.

Purchase by Wire: Investors may purchase shares by wire by first telephoning Chase Global Funds Services Company at 1-800-344-3092 for instructions and wire control number and subsequently wiring Federal funds and registration instructions to:

                            The Chase Manhattan Bank
                               New York, NY 10003
                                ABA# 0210-0002-1
                             F/B/O The Gintel Group
                              Acct. # 910-2-732980
                              Ref: [Name of Fund]
Account Number   -----------------------------------------

Account Name:    -----------------------------------------

Purchase by Automatic Investment:

Investors may purchase shares on a regular basis, (the first, the fifteenth, or the first and fifteenth of each month), by automatically transferring a specified dollar amount ($100 minimum) from their regular checking or NOW account to their specified Gintel Group Account. Special forms are required for this automatic investment plan and may be obtained by contacting the Fund. Existing shareholders may begin the Plan at any time by sending a signed letter with signature guarantee and a deposit slip or voided check.

ADDITIONAL INVESTMENTS
An investor may add to his or her account by purchasing additional shares of the same class of the Fund's shares by mailing a check to the Gintel Group (payable to "Gintel Group") at its address set forth above under "Purchases by Mail" or by wiring funds to the Fund's custodian using the procedures set forth above under "Purchases by Wire." It is important that the account number, account name and the Fund and class of shares to be purchased are specified on the check or wire to ensure proper crediting to the investor's account.

Confirmed purchases will be done only at the discretion of the Investment
Advisor.

Purchase of shares of the Fund may also be made through registered securities dealers who have entered into selected dealer agreements with the Distributor. A dealer who agrees to process an order on behalf of an investor may charge the investor a fee for this service.

The offering price of each Fund share is the net asset value per share next computed after the subscriber's application is received by Chase Global Funds Services Company. The net asset value per share is determined by dividing the market value of the Fund's securities as of the close of trading plus any cash or other assets (including dividends and accrued interest) less all liabilities (including accrued expenses) by the number of the Fund's shares outstanding. The Fund will determine net asset value of its shares on each "Fund Business Day", which is any day the New York Stock Exchange is open for business exclusive of national holidays.

All ordinary income dividends and capital gains distributions are automatically reinvested at net asset value unless the Chase Global Funds Services Company receives written notice from a shareholder at least 30 days prior to the record date requesting that the distributions and dividends be distributed to the investor in cash.

Shares are sold without a sales load at the net asset value next determined after Chase Global Funds Services Company receives your order in proper form on any business day during which the Federal Reserve Bank of New York and the New York Stock Exchange are open for business ("Fund Business Day"). To receive that day's dividend, Chase Global Funds Services Company or your investment representative or shareholder servicing agent must generally receive your order prior to a Fund's Cut-off Time. The Funds' Cut-off Times (Eastern time) are as follows:

Federal
  Money Market Fund .........   2:00 p.m.
Cash
  Management Fund ...........   2:00 p.m.

Each Fund reserves the right to set an earlier Cut-off Time on any Fund Business Day on which the Public Securities Association ("PSA") recommends an early close to trading on the U.S. Government securities market. Generally, such earlier Cut-off Time will be noon (Eastern time). The PSA is the trade association that represents securities firms and banks that underwrite, trade and sell debt securities, both domestically and internationally. Orders for shares received and accepted prior to the Cut-off Times will be entitled to all dividends declared on that day. Orders received for shares after a Fund's Cut-off Time and prior to 4:00 p.m., Eastern time on any Fund Business Day will not be accepted and executed on the same day except at the Funds' discretion. Orders received and not accepted after a Fund's Cut-off Time will be considered received prior to the Fund's Cut-off Time on the following Fund Business Day and processed accordingly. Orders for shares are accepted by each Fund after funds are converted to federal funds. Orders paid by check and received before a Fund's Cut-off Time will generally be available for the purchase of shares the following Fund Business Day. The Funds reserve the right to reject any purchase order.

REDEMPTION OF SHARES
Upon receipt by Chase Global Funds Services Company of a request in proper form, the Fund will redeem shares at its next determined net asset value. There is no assurance that the net asset value received upon redemption will be greater than that paid by a shareholder upon purchase. The Fund will forward redemption payments only on shares for which it has collected payment.

Redemption by Mail: Shares may be redeemed by sending a written redemption request to Gintel Group, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Any written request sent to the Fund will be forwarded to Chase Global Funds Services Company and the effective date of the redemption request will be when the request is received in proper form by Chase Global Funds Services Company. The redemption value of each Fund share is the net asset value per share next computed after the redemption request is received in proper form. Where share certificates have been issued, a shareholder must endorse the certificates and include them in the redemption request. "Proper form" means that the request for redemption must include the following:

1. A letter of instruction specifying the Fund name, the account number, and the number of shares or the dollar amount to be redeemed and signed by all registered owners exactly as their names appear on the account.

2. Signatures must be guaranteed by an eligible guarantor institution as described in Rule 17Ad-15 under the Securities and Exchange Act of 1934. Such institutions include banks, brokers, securities dealers, credit unions, securities exchanges, clearing agencies and savings associations. On and after August 24, 1992, the eligible guarantor institution must be a participant in a recognized signature guarantee program such as the STAMP program of the Securities Transfer Association. Until August 24, 1992, eligible guarantor institutions previously approved by Chase Global Funds Services Company (commercial banks and members of domestic stock exchanges) will continue to be approved. Eligible guarantor institutions not previously approved by Chase Global Funds Services Company and not yet members of a recognized signature guarantee program, must make application to that company. For complete information or a copy of Chase Global Funds Services Company's signature guarantee Standards, Procedures and Guidelines, please contact the Transfer Agent at (800) 344-3092. A notary public is not an acceptable guarantor.

3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, corporations, pension and profit sharing plans and other organizations. Shareholders should contact Chase Global Funds Services Company,
(800) 344-3092, to obtain further information on the specific documentation required.

Payment will be made for redeemed shares as soon as practicable, but generally no later than five business days after proper receipt of redemption notification. Payment will be made by check, unless a shareholder arranges for the proceeds of redemption requests to be sent by Federal fund wire to a designated bank account, in which case a wire charge (currently $8.00 per wire) will be deducted from the account. Shareholders should contact Chase Global Funds Services Company, (800) 344-3092, to obtain further information on this service and the related charges.

Redemption by Telephone:
Shareholders who authorize telephone redemptions in the Application may redeem shares by telephone instructions to Chase Global Funds Services Company which will wire or mail the proceeds of redemptions to the bank and bank account number specified in the Application or mail the proceeds to the address of record, except that telephone redemptions of less than $1000 will be mailed. Redemptions of $1000 or more will be charged a wire fee (currently $8.00 per wire) which will be deducted from the account. Any change in the bank account specified in the Application must be made in writing with a signature guarantee as described above for redemptions by mail. If an investor selects a telephone redemption privilege, the investor authorizes Chase Global Funds Services Company to act on telephone instructions from any person representing himself or herself to be the investor or the investor's investment representative and reasonably believed by Chase Global Funds Services Company to be genuine. The Fund will require Chase Global Funds Services Company to employ reasonable procedures, such as requiring a form of personal identification, to confirm that the instructions are genuine and, if it does not follow such procedures, the Fund may be liable for losses due to unauthorized or fraudulent requests. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents nor Chase Global Funds Services Company will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult Chase Global Fund's Services Company at (800) 344-3092. The telephone redemption privilege may be modified or terminated without notice.

Automatic Redemptions: A shareholder who owns shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan. The Shareholder may request a declining balance withdrawal, a fixed dollar withdrawal, a fixed share withdrawal, or a fixed percentage withdrawal (based on the current value of the account) on a monthly, quarterly, semiannual or annual basis. When a shareholder reaches age 59-1/2 and begins to receive distributions from an IRA or other retirement plan invested in the Fund, the shareholder can arrange to have a regular monthly or quarterly redemptions made under Systematic Withdrawal Plan. In this case it is not necessary for the account value to be $10,000 or more. Further Information on establishing a Systematic Withdrawal Plan may be obtained by calling the Fund.

PROCESSING OF
REDEMPTION ORDERS
The Fund generally sends payment for an investor's shares on the Fund Business Day after the investor's request is received in proper form, provided that the investor's request is received by the Fund prior to the Fund's Cut-off Time and assuming that the Fund has collected payment of the purchase price of such investor's shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven business days, as permitted by federal securities laws.

Sales of shares of the Fund may also be made through registered securities dealers who have entered into selected dealer agreements with the Distributor. A dealer who agrees to process an order on behalf of an investor may charge the investor a fee for this service.

With the exception of IRA or Keogh accounts, the Fund reserves the right to close an investor's account if the account has dropped below $500 in value for a period of three months or longer other than as a result of a decline in the net asset value per share or if an investor purchases through an automatic investment plan and fails to meet the Fund's investment minimum within a twelve-month period. Shareholders are notified at least 60 days prior to any proposed redemption and invited to add to their account if they wish to continue as a shareholder of the Fund; however the Fund does not presently contemplate making such redemptions.

Confirmed redemptions will be done only at the discretion of the Investment Advisor.

HOW THE FUNDS
VALUE THEIR SHARES

The net asset value of each class of shares of each Fund is currently determined daily as of 4:00 p.m., Eastern time on each Fund Business Day by dividing the net assets of a Fund attributable to such class by the number of shares of such class outstanding at the time the determination is made. Effective with the anticipated introduction of certain automated share purchase programs, the net asset value of shares of each class of Funds available through the programs will also be determined as of 6:00 p.m., Eastern time on each Fund Business Day.

The portfolio securities of each Fund are valued at their amortized cost in accordance with federal securities laws, certain requirements of which are summarized under "Common

Investment Policies." This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and the Funds will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that they will be able to do so on a continuing basis. The Board of Trustees will review the holdings of each Fund at intervals it deems appropriate to determine whether that Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based upon amortized cost. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate.

HOW DIVIDENDS AND
DISTRIBUTIONS ARE MADE;
TAX INFORMATION

The net investment income of each class of shares of each Fund is declared as a dividend to the shareholders each Fund Business Day. Dividends are declared as of the time of day which corresponds to the latest time on that day that a Fund's net asset value is determined. Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder arranges to receive dividends in cash or by ACH to a pre-established bank account, dividends are distributed in the form of additional shares. Dividends that are otherwise taxable are still taxable to you whether received in cash or additional shares. Net realized short-term capital gains, if any, will be distributed at least annually. The Funds do not expect to realize net long-term capital gains.

Net investment income for each Fund consists of all interest accrued and discounts earned, less amortization of any market premium on the portfolio assets of the Fund and the accrued expenses of the Fund.

Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If a Fund does not qualify as a regulated investment company for any taxable year or does not make distributions as it intends, the Fund will be subject to tax on all of its income and gains.

TAXATION OF DISTRIBUTIONS.
All Fund distributions of net investment income will be taxable as ordinary income. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain, regardless of how long you have held your shares. The taxation of your distributions will be the same whether received in cash or in shares through the reinvestment of distributions.

To the extent distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, such distributions may be exempt from certain types of state and local taxes.

Early in each calendar year the Funds will notify you of the amount and tax status of distributions paid to you for the preceding year.

The above is only a summary of certain federal income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION
CONCERNING THE FUNDS

DISTRIBUTION PLANS
The Funds' distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Federal Money Market Fund has adopted a Rule 12b-1 distribution plan which provides that such Fund will pay distribution fees at annual rates of up to 0.10% of the average daily net assets attributable to its Vista Shares. There is no distribution plan for the Cash Management Fund. Payments under the distribution plan shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Vista Shares, and are not tied to the amount of actual expenses incurred. Promotional activities for the sale of Vista Shares will be conducted generally by the Chase Vista Funds, and activities intended to promote a Fund's Vista Shares may also benefit the Fund's other shares and other Chase Vista funds.

VFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Chase Vista funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater or entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

SHAREHOLDER
SERVICING AGENTS
The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicingagents have agreed to provide certain support services to their customers. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of each Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services. The Board of Trustees has determined that the amount payable in respect of "service fees" (as defined in the NASD Rules of Fair Practice) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares of each Fund.

Shareholder servicing agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as shareholder servicing agents.

For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.

Chase may from time to time, at its own expense, provide compensation to certain selected dealers for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to 0.10% annually of the average net assets of a Fund attributable to shares of such Fund held by customers of such selected dealers. Such compensation does not represent an additional expense to a Fund or its shareholders, since it will be paid by Chase.

Chase and its affiliates and the Chase Vista Funds, affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.

ADMINISTRATOR
AND SUB-ADMINISTRATOR
Chase acts as the Funds' administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.05% of each Fund's average daily net assets.

VFD provides certain sub-administrative services to each Fund pursuant to a distribution and sub-administration agreement and is entitled to receive a fee for these services from each Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, Third Floor, New York, New York 10081.

CUSTODIAN
Chase acts as each Fund's custodian and fund accountant and receives compensation under an agreement with the Trust. Securities and cash of each Fund may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

TRANSFER AGENT AND
DIVIDEND PAYING AGENT
DST Systems, Inc. located at 210 W. 10th Street, Kansas City, MO 64105 serves as the Funds' transfer agent and dividend paying agent.

EXPENSES
Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

ORGANIZATION AND
DESCRIPTION OF SHARES
Each Fund is a portfolio of Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust in 1994 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of a Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. Fund shares will be maintained in book entry form, and no certificates representing shares owned will be issued to shareholders.

Each Fund may issue multiple classes of shares. This Prospectus relates only to Vista Shares of the Funds. Certain Funds offer other classes of shares in addition to these classes. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of the Fund's shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which would affect the relative performance of the different classes. Investors may call 1-800-344-3092 to obtain additional information about other classes of shares of the Funds that are offered. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

PERFORMANCE INFORMATION

Each Fund may advertise its annualized "yield" and its "effective yield". Annualized "yield" is determined by assuming that income generated by an investment in a Fund over a stated seven-day period (the "yield") will continue to be generated each week over a 52-week period. It is shown as a percentage of such investment. "Effective yield" is the annualized "yield" calculated assuming the reinvestment of the income earned during each week of the 52-week period. The "effective yield" will be slightly higher than the "yield" due to the compounding effect of this assumed reinvestment.

Investment performance may from time to time be included in advertisements about the Funds. Performance is calculated separately for each class of shares. Because this performance information is based on historical earnings, it should not be considered as an indication or representation of future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of each Fund's portfolio, each Fund's operating expenses and which class of shares you purchase. Investment performance also reflects the risks associated with each Fund's investment objective and policies. These factors should be considered when comparing each Fund's investment results to those of other mutual funds and investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater if the limitation had not been in effect. Each Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392

TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

[LOGO]
CHASE VISTA FUNDS
P.O. Box 419392
Kansas City, MO 64141-6392

                           Federal Money Market Fund

                              Cash Management Fund

                               Investment Advisor
                              Chase Manhattan Bank

                                  Distributor
                         Vista Fund Distributors, Inc.

                     Dealer and Shareholder Servicing Agent
                                  Gintel & Co.

                          Shareholder Processing Agent
                      Chase Global Funds Services Company

                    Mutual Fund offered through Gintel & Co.

                                   Gintel Fund
                   (managed by Gintel Asset Management, Inc.)

                           Federal Money Market Fund
                              Cash Management Fund
                           U.S. Treasury Income Fund
                              Tax Free Income Fund
                       (portfolios of Chase Vista Funds)

                           [Logo of Chase Vista Funds]

                            INSTITUTIONAL(SM) SHARES

                                   PROSPECTUS
                         100% U.S. TREASURY SECURITIES
                                MONEY MARKET FUND
                         TREASURY PLUS MONEY MARKET FUND
                            FEDERAL MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND
                             CASH MANAGEMENT FUND
                             PRIME MONEY MARKET FUND
                           TAX FREE MONEY MARKET FUND

                       INVESTMENT STRATEGY: CURRENT INCOME


December 29, 1997, As revised March 13, 1998

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in their December 29, 1997 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Chase Vista Service Center at 1-800-622-4273. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

 Investments in the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Investments in mutual funds involve risk, including the possible loss of the principal amount invested.


                          TABLE OF CONTENTS


Expense Summary .............................................................   4
 The expenses you pay on your Fund investment, including examples
Financial Highlights ........................................................   6
 The Funds' financial history
Fund Objectives and Investment Approach
 100% U.S. Treasury Securities Money Market Fund ............................  13
 Treasury Plus Money Market Fund ............................................  13
 Federal Money Market Fund ..................................................  13
 U.S. Government Money Market Fund ..........................................  14
 Cash Management Fund .......................................................  14
 Prime Money Market Fund ....................................................  14
 Tax Free Money Market Fund .................................................  15
Common Investment Policies ..................................................  15
Management ..................................................................  22
 Chase Manhattan Bank, the Funds' adviser; Chase Asset Management and
  Texas Commerce Bank, the Funds' sub-advisers
How to Buy, Sell and Exchange Shares ........................................  23
How the Funds Value Their Shares ............................................  26
How Dividends and Distributions Are Made; Tax Information ...................  27
 How the Funds distribute their earnings, and tax treatment related to those earnings
Other Information Concerning the Funds ......................................  28
 Distribution plans, shareholder servicing agents, administration, custodian, expenses and organization
Performance Information .....................................................  30
 How performance is determined, stated and/or advertised

                                EXPENSE SUMMARY
Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in a Fund and is, except as described below, based on expenses incurred in the most recent fiscal year by each Fund. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

The table is provided to help you understand the expenses of investing in the Funds and your share of the operating expenses that a Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table below, may be incurred directly by customers of financial institutions in connection with an investment in a Fund.
--------------------------------------------------------------------------------

                                                           100%
                                                      U.S. Treasury
                                                       Securities      Treasury Plus
                                                          Money            Money
                                                         Market            Market
                                                          Fund              Fund
                                                      --------------   -------------
                                                       Institutional   Institutional
                                                          Shares          Shares
                                                      --------------   -------------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Investment Advisory Fee .............................       0.10%          0.10%
12b-1 Fee ...........................................       n/a            n/a
Shareholder Servicing Fee ...........................       n/a            n/a
Other Expenses (after estimated waiver of fees, where
 indicated) .........................................       0.11%*#        0.10%*#
Total Fund Operating Expenses (after waivers of fees,
 where indicated) ...................................       0.21%*#        0.20%*#
EXAMPLES
Your investment of $1,000 would
incur the following expenses,
assuming 5% annual return:
1 year ..............................................      $  2           $   2
3 years .............................................         7               6
5 years .............................................        12              11
10 years ............................................        27              26

                                                          Federal        Government       Cash           Prime         Tax Free
                                                            Money          Money         Manage-         Money          Money
                                                           Market          Market         ment           Market         Market
                                                            Fund           Fund           Fund           Fund           Fund
                                                        -------------  -------------  -------------  -------------  --------------
                                                        Institutional  Institutional  Institutional  Institutional   Institutional
                                                           Shares          Shares         Shares         Shares          Shares
                                                        -------------  -------------  -------------  -------------  --------------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Investment Advisory Fee .............................       0.10%          0.10%            0.10%           0.10%           0.10%
12b-1 Fee ...........................................        n/a            n/a              n/a             n/a             n/a
Shareholder Servicing Fee ...........................        n/a            n/a              n/a             n/a             n/a
Other Expenses (after estimated waiver of fees, where
 indicated) .........................................       0.17%          0.14%            0.14%           0.15%           0.16%
Total Fund Operating Expenses (after waivers of fees,
 where indicated) ...................................       0.27%          0.24%            0.24%           0.25%           0.26%
EXAMPLES
Your investment of $1,000 would
incur the following expenses,
assuming 5% annual return:
1 year ..............................................      $  3           $  2             $  2            $  3              $ 3
3 years .............................................         9              8                8               8                8
5 years .............................................        15             14               14              14               15
10 years ............................................        34             31               31              32               33

     * Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, Other Expenses would be 0.16% and 0.15% for 100% U.S. Treasury Securities Money Market Fund and Treasury Plus Money Market Fund, respectively, and Total Fund Operating Expenses would be 0.26% and 0.25% for 100% U.S. Treasury Securities Money Market Fund and Treasury Plus Money Market Fund, respectively.
     # Restated from most recent fiscal year to reflect current waiver arrangements.


                                     4 & 5

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Institutional Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                         100% U.S. TREASURY SECURITIES
                               MONEY MARKET FUND

                                                                      Year         6/3/96*
                                                                     ended         through
                                                                     8/31/97       8/31/96
                                                                     -------       -------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...........................    $   1.00      $  1.00
 Income from Investment Operations:
   Net Investment Income .......................................       0.051        0.012
 Less Distributions:
   Dividends from net investment income ........................       0.051      $  0.12
                                                                    ========      ========
Net Asset Value, End of Period .................................    $   1.00      $  1.00
TOTAL RETURN                                                            5.20%        1.23%
                                                                    ========      ========
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .......................    $ 81,273      $     1
 Ratio of Expenses to Average Net Assets# ......................        0.27%        0.21%
 Ratio of Net Investment Income to Average Net Assets# .........        5.06%        3.65%
 Ratio of Expenses without waivers and assumption of expenses
   to Average Net Assets# ......................................        0.27%        0.21%
 Ratio of Net Investment Income without waivers and assumption
   of Expenses to Average Net Assets# ..........................        5.06%        3.65%

     * Commencement of offering shares.
     # Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Institutional Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                        TREASURY PLUS MONEY MARKET FUND



                                                                Year           Year           Year          4/20/94*
                                                                ended          ended         ended         through
                                                                8/31/97        8/31/96       8/31/95        8/31/95
                                                                -------        -------       -------       --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .....................     $   1.00        $  1.00       $  1.00       $   1.00
                                                               --------       --------       -------       --------
 Income From Investment Operations:
   Net Investment Income .................................        0.051          0.052         0.053          0.014
                                                               --------       --------       -------       --------
 Less Distributions:
   Dividends from Net Investment Income ..................        0.051          0.052         0.053          0.014
                                                               --------       --------       -------       --------
Net Asset Value, End of Period ...........................     $   1.00        $  1.00       $  1.00       $   1.00
                                                               ========       ========      ========       ========
TOTAL RETURN                                                       5.24%          5.29%         5.36%          1.45%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .................     $291,546       $188,513      $ 17,636       $ 14,976
 Ratio of Expenses to Average Net Assets# ................         0.26%          0.30%         0.32%          0.32%
 Ratio of Net Investment Income to
   Average Net Assets# ...................................         5.16%          5.11%         5.21%          3.93%
 Ratio of Expenses without waivers and
   assumption of expenses to Average Net Assets# .........         0.26%          0.38%         0.89%          0.53%
 Ratio of Net Investment Income without waivers and
   assumption of Expenses to Average Net Assets# .........         5.16%          5.03%         4.64%          3.72%

     * Commencement of operations.
     # Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Institutional Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                           FEDERAL MONEY MARKET FUND


                                                           Year         Year         Year         4/20/94*
                                                           ended        ended        ended       through
                                                           8/31/97      8/31/96      8/31/95      8/31/94
                                                           -------      -------      -------     --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ..................   $   1.00     $   1.00     $   1.00    $    1.00
                                                          --------     --------     --------    ---------
 Income From Investment Operations:
   Net Investment Income ..............................      0.052        0.052        0.054        0.015
                                                          --------     --------     --------    ---------
 Less Distributions:
   Dividends from Net Investment Income ...............      0.052        0.052        0.054        0.015
                                                          --------     --------     --------    ---------
Net Asset Value, End of Period ........................   $   1.00     $   1.00     $   1.00    $    1.00
                                                          ========     ========     ========    =========
TOTAL RETURN                                                  5.35%        5.35%        5.57%        1.54%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..............   $130,659     $141,312     $113,591    $ 117,364
 Ratio of Expenses to Average Net Assets# .............       0.27%        0.30%        0.31%        0.30%
 Ratio of Net Investment Income to
   Average Net Assets# ................................       5.23%        5.20%        5.45%        4.26%
 Ratio of Expenses without waivers and
   assumption of expenses to Average Net Assets# ......       0.27%        0.30%        0.37%        0.49%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets# ......       5.23%        5.20%        5.39%        4.06%

   * Commencement of operations.
   # Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Institutional Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain obtain a copy of this annual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                       U.S. GOVERNMENT MONEY MARKET FUND



                                                          Year           Year          Year         12/10/93*
                                                         ended          ended          ended        through
                                                           8/31/97        8/31/96      8/31/95       8/31/94+
                                                          --------       --------      -------      --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ................   $     1.00     $     1.00     $   1.00     $    1.00
                                                        ----------     ----------     --------     ---------
 Income from Investment Operations:
   Net Investment Income ............................        0.053          0.053        0.055         0.026
                                                        ----------     ----------     --------     ---------
 Less Distributions:
   Dividends from net investment income .............        0.053          0.053        0.055         0.026
                                                        ----------     ----------     --------     ---------
Net Asset Value, End of Period ......................   $     1.00     $     1.00     $   1.00     $    1.00
                                                        ==========     ==========     ========     =========
TOTAL RETURN                                                  5.40%          5.45%        5.60%         2.61%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ............   $2,955,206     $1,181,763     $466,083     $ 212,810
 Ratio of Expenses to Average Net Assets# ...........         0.24%          0.27%        0.27%         0.27%
 Ratio of Net Investment Income to
   Average Net Asset# ...............................         5.29%          5.30%        5.58%         3.81%
 Ratio of Expenses without waivers and assumption
   of expenses to Average Net Assets# ...............         0.24%          0.27%        0.28%         0.27%
 Ratio of Net Investment Income without waivers and
   assumption of Expenses to Average Net Assets# ....         5.29%          5.30%        5.57%         3.81%

     * Commencement of offering shares.
     # Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Institutional Share outstanding throughout the period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                             CASH MANAGEMENT FUND



                                                                     Year           5/6/96*
                                                                     ended        through
                                                                     8/31/97       8/31/96
                                                                     -------       -------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ..........................     $   1.00      $   1.00
 Income from Investment Operations:
   Net Investment Income ......................................        0.053         0.017
 Less Distributions:
   Dividends from Net Investment Income .......................        0.053         0.017
Net Asset Value, End of Period ................................     $   1.00      $   1.00
                                                                    ========      ========
TOTAL RETURN                                                            5.45%         1.69%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ......................     $924,099      $657,002
 Ratio of Expenses to Average Net Assets# .....................         0.24%         0.25%
 Ratio of Net Investment Income to Average Net Asset# .........         5.34%         5.22%
 Ratio of Expenses without waivers and assumption of expenses
   to Average Net Assets# .....................................         0.24%         0.25%
 Ratio of Net Investment Income without waivers and assumption
   of Expenses to Average Net Assets# .........................         5.34%         5.22%

   * Commencement of offering shares.
   # Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Institutional Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                            PRIME MONEY MARKET FUND



                                                                   Year           Year           Year         4/26/94*
                                                                   ended          ended          ended        through
                                                                  8/31/97        8/31/96        8/31/95       8/31/94+
                                                               ----------       --------       --------      ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .....................     $    1.00        $   1.00       $   1.00       $   1.00
                                                               ----------       --------       --------       --------
 Income From Investment Operations:
   Net Investment Income .................................          0.054          0.054          0.055          0.014
  Net Gains or (Losses) in Securities
    (both realized and unrealized) .......................             --             --         (0.003)            --
                                                               ----------       --------       --------       --------
  Total from Investment Operations .......................          0.054          0.054          0.052          0.014
                                                               ----------       --------       --------       --------
 Voluntary Capital Contribution ..........................             --             --          0.003             --
                                                               ----------       --------       --------       --------
 Less Distributions:
   Dividends from Net Investment Income ..................          0.054          0.054          0.055          0.014
                                                               ----------       --------       --------       --------
Net Asset Value, End of Period ...........................     $     1.00       $   1.00       $   1.00       $   1.00
                                                               ==========       ========       ========       ========
TOTAL RETURN                                                         5.49%          5.51%          5.62%          1.50%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .................     $1,347,651       $724,544       $185,640       $ 57,961
 Ratio of Expenses to Average Net Assets# ................           0.25%          0.26%          0.27%          0.27%
 Ratio of Net Investment Income to
   Average Net Assets# ...................................           5.37%          5.33%          5.57%          4.21%
 Ratio of Expenses without waivers and assumption
   of expenses to Average Net Assets# ....................           0.25%          0.26%          0.35%          0.37%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets# .........           5.37%          5.33%          5.49%          4.11%

     * Commencement of offering shares.
     # Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Institutional Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                          TAX FREE MONEY MARKET FUND



                                                           Year         Year         Year         11/1/93*
                                                           ended        ended        ended       through
                                                           8/31/97      8/31/96      8/31/95      8/31/94
                                                           -------      -------      -------     --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ..................   $   1.00     $  1.00      $  1.00     $   1.00
                                                          --------     --------     --------    ---------
 Income from Investment Operations:
   Net Investment Income ..............................      0.036        0.034        0.035        0.019
                                                          --------     --------     --------    ---------
 Less Distributions:
   Dividends from Net Investment Income ...............      0.036        0.034        0.035        0.019
                                                          --------     --------     --------    ---------
Net Asset Value, End of Period ........................   $   1.00     $   1.00     $   1.00    $    1.00
                                                          ========     ========     ========    =========
TOTAL RETURN                                                  3.45%        3.40%        3.53%        1.95%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..............   $286,204     $148,536     $108,494    $ 110,332
 Ratio of Expenses to Average Net Assets# .............       0.26%        0.31%        0.33%        0.34%
 Ratio of Net Investment Income to
   Average Net Assets# ................................       3.41%        3.33%        3.46%        2.38%
 Ratio of Expenses without waivers and assumption
   of expenses to Average Net Assets# .................       0.26%        0.31%        0.34%        0.34%
 Ratio of Net Investment Income without waivers and
   assumption of expenses to Average Net Assets# ......       3.41%        3.33%        3.45%        2.38%

     * Commencement of offering shares.
     # Short periods have been annualized.

FUND OBJECTIVES AND
INVESTMENT APPROACH

100% U.S. TREASURY
SECURITIES MONEY MARKET FUND

The Fund's objective is to provide maximum current income consistent with maximum safety of principal and maintenance of liquidity.

The Fund invests in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, which differ principally only in their interest rates, maturities and dates of issuance. The Fund does not purchase securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, and does not enter into repurchase agreements. Income on direct investments in U.S. Treasury securities is generally not subject to state and local income taxes by reason of federal law. The dollar weighted average maturity of the Fund will be 90 days or less.


TREASURY PLUS MONEY
MARKET FUND

The Fund's objective is to provide maximum current income consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, which differ principally only in their interest rates, maturities and dates of issuance. In addition, the Fund will seek to enhance its yield by investing in repurchase agreements which are fully collateralized by obligations issued or guaranteed by the U.S. Treasury. The dollar weighted average maturity of the Fund will be 60 days or less.


FEDERAL MONEY MARKET FUND

The Fund's objective is to provide current income consistent with preservation of capital and maintenance of liquidity.

The Fund invests primarily in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and obligations issued or guaranteed as to principal and interest by certain agencies or instrumentalities of the U.S. Government. Income on direct investments in U.S. Treasury securities and obligations of the agencies and instrumentalities in which the Fund invests is generally not subject to state and local income taxes by reason of federal law. The dollar weighted average maturity of the Fund will be 90 days or less. Due to state income tax considerations, the Fund will not enter into repurchase agreements.

--------------------------------------------------------------------------------

Shareholders of the above Funds that reside in a state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gains and other income, if any, when distributed will be subject to the state's income tax. See "How Dividends and Distributions are Made; Tax Information."

U.S. GOVERNMENT MONEY MARKET FUND

The Fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

The Fund invests substantially all of its assets in obligations issued or guaranteed by the U.S. Treasury, or agencies or instrumentalities of the U.S. Government, and in repurchase agreements collateralized by these obligations. The dollar weighted average maturity of the Fund will be 60 days or less.


CASH MANAGEMENT FUND

The Fund's objective is to provide maximum current income consistent with the preservation of capital and the maintenance of liquidity.

The Fund invests in high quality, short-term U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign corporations; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development); (iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's advisers to meet comparable credit standing criteria;
(iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less.


PRIME MONEY MARKET FUND

The Fund's objective is to provide maximum current income consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in high quality, short-term U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign corporations; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development); (iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's advisers to meet comparable credit standing criteria;
(iv) securities issued or guaranteed by
the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements. The dollar weighted average maturity of the Fund will be 60 days or less.


TAX FREE MONEY MARKET FUND

The Fund's objective is to provide as high a level of current income which is excluded from gross income for federal income tax purposes as is consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in a non-diversified portfolio of short-term, fixed rate and variable rate Municipal Obligations (as defined under "Additional Investment Policies of Tax Free Money Market Fund"). As a fundamental policy, under normal market conditions the Fund will have at least 80% of its assets invested in Municipal Obligations the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes and does not constitute a preference item which would be subject to the federal alternative minimum tax on individuals (these preference items are referred to as "AMT Items"). Although the Fund will seek to invest 100% of its assets in such Municipal Obligations, it reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax. For temporary defensive purposes, the Fund may exceed this limitation. The dollar weighted average maturity of the Fund will be 90 days or less.

COMMON INVESTMENT
POLICIES

In lieu of investing directly, each Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the applicable Fund.

Each Fund seeks to maintain a net asset value of $1.00 per share.

The Funds invest only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category by at least two national rating organizations ("NROs") (or one NRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security. Securities in which the Funds invest may not earn as high a level of current income as long-term or lower quality securities.

The Funds purchase only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

Although each Fund seeks to be fully invested, at times it may hold uninvested cash reserves, which would adversely affect its yield.

Tax Free Money Market Fund is classified as a "non-diversified" fund under federal securities law. This Fund's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Fund were diversified. Each Fund other than the Tax Free Money Market Fund is classified as a "diversified" fund under federal securities laws.

There can be no assurance that any Fund will achieve its investment objective.


OTHER INVESTMENT PRACTICES

The Funds may also engage in the following investment practices when consistent with their overall objectives and policies. These practices, and certain associated risks, are more fully described in the SAI.

U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund other than 100% U.S. Treasury Securities Money Market Fund and Treasury Plus Money Market Fund may also invest in other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Certain U.S. Government Obligations, such as U.S. Treasury securities and direct pass-through certificates of the Government National Mortgage Association (GNMA), are backed by the "full faith and credit" of the U.S. Government. Other U.S. Government Obligations, such as obligations of Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are not backed by the "full faith and credit" of the U.S. Government. In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD AND STAND-BY
COMMITMENTS. Each Fund other than 100% U.S. Treasury Securities Money Market Fund and Federal Money Market Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. Each Fund other than the Tax Free Money Market Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. Each Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. Each Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, a Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow to buy additional securities, known as "leveraging." Each Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. A Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

STRIPS AND ZERO COUPON OBLIGATIONS. Each Fund other than 100% U.S. Treasury Securities Money Market Fund may invest up to 20% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligation is backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". Cash Management Fund, Prime Money Market Fund and Tax Free Money Market Fund may also invest in zero coupon obligations. Zero coupon obligations are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. The value of STRIPS and zero coupon obligations tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Each Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which Tax Free Money Market Fund, Cash Management Fund and Prime Money Market Fund may invest include participation certificates and, in the case of Cash Management Fund and Prime Money Market Fund, certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, a Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, a Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate a Fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments. The Internal Revenue Service has not ruled on whether interest on participations in floating or variable rate municipal obligations is tax exempt, and the Tax Free Fund would purchase such instruments based on opinions of bond counsel.

OTHER MONEY MARKET FUNDS. Each Fund other than 100% U.S. Treasury Securities Money Market Fund may invest up to 10% of its total assets in shares of other money market funds when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other money market funds.

PORTFOLIO TURNOVER. It is intended that the Funds will be fully managed by buying and selling securities, as well as holding securities to maturity. The frequency of the Funds' portfolio transactions will vary from year to year. In managing a Fund, the Fund's advisers will seek to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. More frequent turnover will generally result in higher transactions costs, including dealer mark-ups.

ADDITIONAL INVESTMENT
POLICIES OF CASH MANAGEMENT
FUND AND PRIME MONEY
MARKET FUND

Cash Management Fund and Prime Money Market Fund may also invest in the following instruments, when consistent with their overall objectives and policies. These instruments, and certain associated risks, are more fully described in the SAI.

BANK OBLIGATIONS. Bank obligations include certificates of deposit, time deposits and bankers' acceptances issued or guaranteed by U.S. banks (including their foreign branches) and foreign banks (including their U.S. branches). These obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation. Foreign bank obligations involve certain risks associated with foreign investing.

ASSET-BACKED SECURITIES. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

MUNICIPAL OBLIGATIONS. The Funds may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which they may invest. Dividends paid by these Funds that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.

SECURITIES OF FOREIGN GOVERNMENTS AND SUPRANATIONAL AGENCIES. The Funds intend to invest a substantial portion of their assets from time to time in securities of foreign governments and supranational agencies. The Funds will limit their investments in foreign government obligations to commercial paper and other short-term notes issued or guaranteed by the governments of Western Europe, Australia, New Zealand, Japan and Canada. Obligations of supranational agencies, such as the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.

CUSTODIAL RECEIPTS. The Funds may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

ADDITIONAL INVESTMENT
POLICIES OF TAX FREE MONEY
MARKET FUND

The following provides additional information regarding the permitted investments of Tax Free Money Market Fund. These investments, and certain associated risks, are more fully described in the SAI.

MUNICIPAL OBLIGATIONS. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state or whether the interest thereon constitutes a preference item for purposes of the federal alternative minimum tax).

Municipal Obligations are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, and may include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities, or to fund short-term cash requirements. Short-term

Municipal Obligations may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. The Municipal Obligations in which the Fund invests may consist of municipal notes, municipal commercial paper and municipal bonds maturing or deemed to mature in 397 days or less.

The two principal classifications of Municipal Obligations are general obligation and revenue obligation securities. General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Revenue obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases revenue obligation securities, the credit quality of which is directly related to the private user of the facilities.

From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental issuers such as hospitals or airports, provided, however, that the Fund may not invest more than 25% of the value of its total assets in such bonds if the issuers are in the same industry.

MUNICIPAL LEASE OBLIGATIONS. The Fund may invest in municipal lease obligations. These are participations in a lease obligation or installment purchase contract obligation and typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Fund may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purpose. The Fund will limit its investments in non-appropriation leases to 10% of its assets. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid.


LIMITING INVESTMENT RISKS

Specific regulations and investment restrictions help the Funds limit investment risks for their shareholders. These regulations and restrictions prohibit each Fund from: (a) with certain limited exceptions, investing more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to the Tax Free Money Market Fund or to U.S. Government Obligations held by the other Funds); (b) investing more than 10% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry (excluding U.S. Government Obligations, bank obligations and, for the Tax Free Money Market Fund, obligations of states, cities, municipalities or other public authorities, as well as municipal obligations secured by bank letters of credit or guarantees). A complete description of these and other investment policies is included in the SAI. Except for each Fund's investment objective, restriction (c) above and investment policies designated as fundamental above or in the SAI, the Funds' investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.


RISK FACTORS

GENERAL. There can be no assurance that any Fund will be able to maintain a stable net asset value. Changes in interest rates may affect the value of the obligations held by the Funds. The value of fixed income securities varies inversely with changes in prevailing interest rates, although money market instruments are generally less sensitive to changes in interest rates than are longer-term securities. For a discussion of certain other risks associated with the Funds' additional investment activities, see "Other Investment Practices," "Additional Investment Policies of Cash Management Fund and Prime Money Market Fund" and "Additional Investment Policies of Tax Free Money Market Fund."

CASH MANAGEMENT FUND AND PRIME MONEY MARKET FUND. These Funds are permitted to invest any portion of their assets in obligations of domestic banks (including their foreign branches), and in obligations of foreign issuers. The ability to concentrate in the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

Securities issued by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches), and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

TAX FREE MONEY MARKET FUND. This Fund may invest without limitation in Municipal Obligations secured by letters of credit or guarantees from U.S. banks (including their foreign branches), and may also invest in Municipal Obligations backed by foreign institutions. These investments are subject to the considerations discussed in the preceding paragraphs relating to Cash Management Fund and Prime Money Market Fund. Changes in the credit quality of banks or other financial institutions backing the Fund's Municipal Obligations could cause losses to the Fund and affect its share price. Credit enhancements which are supplied by foreign or domestic banks are not subject to federal deposit insurance.

This Fund is "non-diversified," which may make the value of its shares more susceptible to developments affecting issuers in which the Fund invest. In addition, more than 25% of the assets of the Fund may be invested in securities to be paid from revenue of similar projects, which may cause the Fund to be more susceptible to similar economic, political, or regulatory developments.

Because this Fund will invest primarily in obligations issued by states, cities, public authorities and other municipal issuers, the Fund is susceptible to factors affecting such states and their municipal issuers. A number of municipal issuers have a recent history of significant financial and fiscal difficulties. If a municipal issuer is unable to meet its financial obligations, the income derived by the Fund and the Fund's ability to preserve capital and liquidity could be adversely affected.

Interest on certain Municipal Obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT Items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investment by the Fund.



MANAGEMENT

THE FUNDS' ADVISERS

The Chase Manhattan Bank ("Chase") acts as investment adviser to each of the Funds under an Investment Advisory Agreement and has overall responsibility for investment decisions of each of the Funds, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to each of the Funds, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.10% of each Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund other than the Cash Management Fund and the Tax Free Money Market Fund, under a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for each of these Funds on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each such Fund's average daily net assets. CAM provides discretionary investment advisory services to institutional clients. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

Texas Commerce Bank, National Association ("TCB") is the sub-investment adviser to the Cash Management Fund and the Tax Free Money Market Fund under a Sub-Investment Advisory Agreement between Chase and TCB. TCB has been in the investment counselling business since 1987 and is ultimately controlled and owned by The Chase Manhattan Corporation. TCB makes investment decisions for the Cash Management Fund and the Tax Free Money Market Fund on a day-to-day basis. For these services, TCB is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each such Fund's average daily net assets. TCB is located at 600 Travis, Houston, Texas 77002.



HOW TO BUY, SELL
AND EXCHANGE SHARES

HOW TO BUY SHARES

Institutional Shares may be purchased through selected financial service firms, such as broker-dealer firms and banks ("Dealers") who have entered into a selected dealer agreement with the Funds' distributor on each business day during which the Federal Reserve Bank of New York and the New York Stock Exchange are open for business ("Fund Business Day"). Qualified investors are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts.

Institutional Shares are sold without a sales load at the net asset value next determined after the Chase Vista Service Center receives your order in proper form on any Fund

Business Day. To receive that day's dividend, the Chase Vista Service Center or Dealer must generally receive your order prior to a Fund's Cut-off Time. The Funds' Cut-off Times (Eastern time) are as follows:


100% U.S. Treasury Securities
    Money Market Fund ..............   Noon
Tax Free Money Market Fund .........   Noon
Federal Money Market Fund ..........   2:00 p.m.
U.S. Government Money Market
    Fund ...........................   2:00 p.m.
Cash Management Fund ...............   2:00 p.m.
Prime Money Market Fund ............   2:00 p.m.
Treasury Plus Money Market
    Fund ...........................   4:00 p.m.

Each Fund reserves the right to set an earlier Cut-off Time on any Fund Business Day on which the Public Securities Association ("PSA") recommends an early close to trading on the U.S. Government securities market. Generally, such earlier Cut-off Time will be noon (Eastern time). The PSA is the trade association that represents securities firms and banks that underwrite, trade and sell debt securities, both domestically and internationally. Orders received for shares after a Fund's Cut-off Time and prior to 4:00 p.m., Eastern time on any Fund Business Day will not be accepted and executed on the same day except at the Funds' discretion. Orders received and not accepted after a Fund's Cut-off Time will be considered received prior to the Fund's Cut-off Time on the following Fund Business Day and processed accordingly. Orders for shares received and accepted prior to the Cut-off Times will be entitled to all dividends declared on that day. The Funds reserve the right to reject any purchase order.

All purchases of Institutional Shares must be paid for by federal funds wire. If federal funds are not received by the Chase Vista Service Center by 4:00 Eastern time on the day of the purchase order, the order will be canceled. Any order received after the Cut-off Times noted above will not be accepted. Any funds received in connection with late orders will be invested on the next Fund Business Day.

Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

Dealers may offer additional services to their customers, including customized procedures for the purchase and redemption of Institutional Shares, such as pre-authorized or systematic purchase and withdrawal programs, "sweep" checking programs, cash advances, automated access and direct demand deposit debit.

MINIMUM INVESTMENTS. Each Fund has established a minimum initial investment amount of $1,000,000 for the purchase of Institutional Shares. Shareholders must maintain an average account balance of $1,000,000 in the Institutional Shares of a Fund at all times. There is no minimum for subsequent investments.

HOW TO SELL SHARES

You may redeem all or any portion of the shares in your account on any Fund Business Day at the net asset value next determined after a redemption request in proper form is furnished by you to your Dealer and transmitted to and received by the Chase Vista Service Center. A wire redemption may be requested by telephone to the Chase Vista Service Center. For telephone redemptions, call the Chase Vista Service Center at 1-800-622-4273.

In making redemption requests, the names of the registered shareholders on your account and your account number must be supplied. The price you receive is the next net asset value calculated after the Fund receives your request in proper form. In order to allow the advisers to most effectively manage the Funds, investors are urged to make redemption requests as early in the day as possible.

DELIVERY OF PROCEEDS. Payment for redemption requests received in proper form prior to a Fund's Cut-off Time but no later than 2:00 p.m., Eastern time is normally made in federal funds wired to the redeeming shareholder on the same Fund Business Day. Payment for redemption requests received after the Cut-off Time or 2:00 p.m., Eastern time is normally made in federal funds wired to the redeeming shareholder on the next Fund Business Day. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven business days, as permitted by federal securities laws.

TELEPHONE REDEMPTIONS. You may use Chase Vista's Telephone Redemption Privilege to redeem shares from your account unless you have notified the Chase Vista Service Center of an address change within the preceding 30 days. Telephone redemption requests in excess of $25,000 will only be made by wire to a bank account on record with the Funds. There is a $10.00 charge for each wire transaction. Unless an investor indicates otherwise on the account application, the Funds will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Funds with his or her account registration and address as it appears on the Funds' records.

The Chase Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, a Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither a Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Vista Service Center.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Chase Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, or contact your Dealer. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH YOUR DEALER. Your Dealer must receive your request before the Cut-off Time for your Fund to receive that day's net asset value. Your representative will be responsible for furnishing all necessary documentation to the Chase Vista Service Center.

INVOLUNTARY REDEMPTION OF ACCOUNTS. Each Fund may involuntarily redeem your shares if the aggregate net asset value of the shares of that Fund in your account is less than $1,000,000 due to redemptions. In the event of any such redemption, you will receive at least 60 days' notice prior to the redemption.

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares for Institutional
Shares of certain other Chase Vista money market funds at net asset value and for certain classes of shares of the Chase Vista non-money market funds at net asset value plus any applicable sales charge, subject to any minimum investment requirement. Not all Chase Vista funds offer all classes of shares. The prospectus of the other Chase Vista fund into which shares are being exchanged should be read carefully and retained for future reference.

EXCHANGING BY PHONE. A Telephone Exchange Privilege is currently available. Call the Chase Vista Service Center for procedures for telephone transactions. Ask your investment representative or the Chase Vista Service Center for prospectuses of other Chase Vista Funds. Please read the prospectus carefully before investing and keep it for future reference. Shares of certain Chase Vista Funds are not available to residents of all states.

EXCHANGE PARAMETERS. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Chase Vista management or the Trustees believe doing so would be in the best interests of the Funds, the Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Chase Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.



HOW THE FUNDS
VALUE THEIR SHARES

The net asset value of each class of shares of each Fund is currently determined daily as of 4:00 p.m., Eastern time on each Fund Business Day by dividing the net assets of a Fund attributable to such class by the number of shares of such class outstanding at the time the determination is made. Effective with the anticipated introduction of a new automated share purchase program by certain Dealers, the net asset value of shares of each class of Funds available through the program will also be determined as of 6:00 p.m., Eastern time on each Fund Business Day.

The portfolio securities of each Fund are valued at their amortized cost in accordance with federal securities laws, certain requirements of which are summarized under "Common Investment Policies." This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and the Funds will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that they will be able to do so on a continuing basis. The Board of Trustees will review the holdings of each Fund at intervals it deems appropriate to determine whether that Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based upon amortized cost. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate.


HOW DIVIDENDS AND
DISTRIBUTIONS ARE MADE;
TAX INFORMATION

The net investment income of each class of shares of each Fund is declared as a dividend to the shareholders each Fund Business Day. Dividends are declared as of the time of day which corresponds to the latest time on that day that a Fund's net asset value is determined. Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder arranges to receive dividends in cash or by ACH to a pre-established bank account, dividends are distributed in the form of additional shares of the same share class. Dividends that are otherwise taxable are still taxable to you whether received in cash or additional shares. Net realized short-term capital gains, if any, will be distributed at least annually. The Funds do not expect to realize net long-term capital gains.

Net investment income for each Fund consists of all interest accrued and discounts earned, less amortization of any market premium on the portfolio assets of the Fund and the accrued expenses of the Fund.

Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If a Fund does not qualify as a regulated investment company for any taxable year or does not make distributions as it intends, the Fund will be subject to tax on all of its income and gains.

TAXATION OF DISTRIBUTIONS. All Fund distributions of net investment income will be taxable as ordinary income. Distributions by Tax Free Money Market Fund of its tax-exempt interest income will not be subject to federal income tax. Such distributions will generally be subject to state and local taxes, but may be exempt if paid out of interest on municipal obligations of the state or locality in which you reside. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain, regardless of how long you have held your shares. The taxation of your distributions is the same whether received in cash or in shares through the reinvestment of distributions.

To the extent distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, such distributions may be exempt from certain types of state and local taxes.

Early in each calendar year the Funds will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).



OTHER INFORMATION
CONCERNING THE FUNDS

ADMINISTRATOR

Chase acts as the Funds' administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.05% of each Fund's average daily net assets.


SUB-ADMINISTRATOR AND
DISTRIBUTOR

Vista Fund Distributors, Inc. ("VFD") acts as the Funds' sub-administrator and distributor. VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, VFD is entitled to receive a fee from each Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, Third Floor, New York, New York 10081.

For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other shareholder servicing agents may, at their won expense, provide gifts, such as computer software packages, guides and books related to investment of additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.

Chase and/or VFD may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of such shareholder servicing agents. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by Chase and/or VFD.

Chase and its affiliates and the Chase Vista Funds, affiliates, agents and subagents may exchange among themselves ant others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.


CUSTODIAN

Chase acts as the Fund's custodian and fund accountant and receives compensation under an agreement with the Trust. Securities and cash of each Fund may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

EXPENSES

Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


ORGANIZATION AND
DESCRIPTION OF SHARES

Each Fund is a portfolio of Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust in 1994 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of a Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. Fund shares will be maintained in book entry form, and no certificates representing shares owned will be issued to shareholders.

Each Fund issues multiple classes of shares. This Prospectus relates only to Institutional Shares of the Funds. Institutional Shares may be purchased only by qualified investors. See "How to Buy, Sell and Exchange Shares." The Funds offer other classes of shares in addition to these classes and may determine not to offer certain classes of shares. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of a Fund's shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Funds that are offered. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.



PERFORMANCE INFORMATION

Each Fund may advertise its annualized "yield" and its "effective yield." Annualized "yield" is determined by assuming that income generated by an investment in a Fund over a stated seven-day period (the "yield") will continue to be generated each week over a 52-week period. It is shown as a percentage of such investment. "Effective yield" is the annualized "yield" calculated assuming the reinvestment of the income earned during each week of the 52-week period. The "effective yield" will be slightly higher than the "yield" due to the compounding effect of this assumed reinvestment.

Tax Free Money Market Fund may also quote a "tax equivalent yield," the yield that a taxable money market fund would have to generate in order to produce an after-tax yield equivalent to the tax free fund's yield. The tax equivalent yield of the Tax Free Money Market Fund can then be compared to the yield of a taxable money market fund. Tax equivalent yields can be quoted on either a "yield" or "effective yield" basis.

Investment performance may from time to time be included in advertisements about the Funds. Performance is calculated separately for each class of shares. Because this performance information is based on historical earnings, it should not be considered as an indication or representation of future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of each Fund's portfolio, each Fund's operating expenses and which class of shares you purchase. Investment performance also reflects the risks associated with each Fund's investment objective and policies. These factors should be considered when comparing each Fund's investment results to those of other mutual funds and investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater if the limitation had not been in effect. Each Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392


TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105


LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036


[Logo of Chase Vista Funds]
P.O. Box 419392
Kansas City, MO 64141-6392


                                                                     VINS-1-398X

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392


TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105


LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

[Logo of Chase Vista Funds]
P.O. Box 419392
Kansas City, MO 64141-6392


                                                                    VINS-1-398